UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Floating Rate High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	.99%
Actual		$ 1,000.00	$ 1,015.40	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Class T	1.08%
Actual		$ 1,000.00	$ 1,015.00	$ 5.40
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Class B	1.52%
Actual		$ 1,000.00	$ 1,012.70	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class C	1.74%
Actual		$ 1,000.00	$ 1,011.60	$ 8.68
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70
Fidelity Floating Rate High Income Fund	.70%
Actual		$ 1,000.00	$ 1,016.90	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,016.60	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA Holdings, Inc.	3.2	3.2
Community Health Systems, Inc.	2.7	2.1
H.J. Heinz Co.	2.6	2.6
First Data Corp.	1.9	2.0
Hilton Worldwide Finance, LLC	1.8	2.4
	12.2
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	11.9	12.3
Technology	10.9	10.4
Telecommunications	6.5	6.5
Gaming	5.8	3.8
Electric Utilities	5.5	6.6
Quality Diversification (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
BBB 5.9%	BBB 5.2%
BB 38.8%	BB 45.0%
B 42.5%	B 34.9%
CCC,CC,C 2.8%	CCC,CC,C 2.5%
D 0.0%†	D 0.0%†
Not Rated 4.7%	Not Rated 3.2%
Other Investments 0.2%	Other Investments 0.2%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 9.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Bank Loan Obligations 87.8%		Bank Loan Obligations 83.0%
	Nonconvertible Bonds 6.9%		Nonconvertible Bonds 7.8%
	Common Stocks 0.2%		Common Stocks 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 5.1%		Short-Term Investments and Net Other Assets (Liabilities) 9.0%
* Foreign investments	10.5%	** Foreign investments	10.0%

Semiannual Report

Investments April 30, 2014

Showing Percentage of Net Assets

Bank Loan Obligations (f) - 87.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.9%
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (e)	$ 144,883	$ 144,339
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche B 1LN, term loan 3.5% 10/18/18 (e)	13,875	13,805
U.S. Airways, Inc. Tranche B 2LN, term loan 3% 11/23/16 (e)	25,000	24,938
		38,743
Automotive - 1.8%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/25/20 (e)	14,287	14,287
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (e)	7,739	7,739
Chrysler Group LLC:
term loan 3.25% 12/31/18 (e)	54,000	53,460
Tranche B, term loan 3.5% 5/24/17 (e)	81,665	81,563
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (e)	20,000	19,875
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	16,958	17,063
Tranche 2LN, term loan 10% 11/27/21 (e)	24,370	24,340
Schaeffler AG Tranche C, term loan 4.25% 1/27/17 (e)	41,000	41,154
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (e)	16,000	16,120
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (e)	26,746	26,612
		302,213
Broadcasting - 2.8%
Clear Channel Capital I LLC Tranche B, term loan 3.8003% 1/29/16 (e)	88,025	87,365
Clear Channel Communications, Inc. Tranche D, term loan 6.9003% 1/30/19 (e)	68,720	68,119
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (e)	28,928	29,072
Nielsen Finance LLC Tranche B 2LN, term loan 3.152% 4/15/21 (e)	80,000	80,000
Nine Entertainment Co. Tranche B, term loan 3.25% 2/5/20 (e)	14,865	14,642
TWCC Holding Corp. term loan 3.5% 2/11/17 (e)	66,020	65,071
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Univision Communications, Inc.:
Tranche C 3LN, term loan 4% 3/1/20 (e)	$ 9,900	$ 9,838
Tranche C 4LN, term loan 4% 3/1/20 (e)	104,124	103,473
		457,580
Building Materials - 0.8%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (e)	34,909	34,821
Armstrong World Industries, Inc. Tranche B, term loan 3.5% 3/15/20 (e)	23,710	23,710
Continental Building Products Tranche B 1LN, term loan 4.75% 8/28/20 (e)	15,880	15,880
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (e)	42,091	42,038
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (e)	7,095	7,024
		123,473
Cable TV - 4.9%
Atlantic Broad Tranche B, term loan 3.25% 11/30/19 (e)	27,395	27,121
CCO Holdings, LLC Tranche 3LN, term loan 2.6503% 9/6/14 (e)	69,097	68,903
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	122,966	122,351
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (e)	48,963	48,289
Tranche F, term loan 3% 1/3/21 (e)	94,709	93,289
CSC Holdings LLC Tranche B, term loan 2.6503% 4/17/20 (e)	133,327	131,500
Numericable LLC:
Tranche B 1LN, term loan 4/23/20 (g)	40,187	40,137
Tranche B 2LN, term loan 4/23/20 (g)	34,768	34,724
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (e)	6,775	6,775
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	34,000	33,660
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (e)	55,000	54,450
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (e)	32,670	32,752
Ziggo B.V.:
Tranche B 1LN, term loan:
1/15/22 (g)	2,063	2,027
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Ziggo B.V.: - continued
3.25% 1/15/22 (e)	$ 35,286	$ 34,668
Tranche B 2LN, term loan:
1/15/22 (g)	1,934	1,900
3.25% 1/15/22 (e)	22,134	21,747
Tranche B 3LN, term loan 1/15/22 (g)	39,583	38,891
		793,184
Capital Goods - 0.3%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (e)	7,862	8,019
SRAM LLC. Tranche B, term loan 4.0092% 4/10/20 (e)	40,271	39,667
		47,686
Chemicals - 1.0%
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (e)	30,482	30,558
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/18/18 (e)	2,948	2,948
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (e)	39,548	39,449
Royal Adhesives & Sealants LLC Tranche B 1LN, term loan 5.5% 7/31/18 (e)	15,547	15,586
Tata Chemicals North America, Inc. Tranche B, term loan 3.75% 8/9/20 (e)	12,903	12,838
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4% 2/1/20 (e)	54,588	54,451
		155,830
Consumer Products - 1.1%
Jarden Corp. Tranche B, term loan 2.7162% 3/31/18 (e)	16,037	16,037
Kate Spade & Co. Tranche B, term loan 4/10/21 (g)	17,965	17,965
NBTY, Inc. Tranche B 2LN, term loan 3.5% 10/1/17 (e)	14,179	14,161
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (e)	30,923	30,884
Tranche B, term loan 3.25% 11/19/17 (e)	13,500	13,483
Spotless Holdings Ltd. Tranche B 1LN, term loan 5% 10/2/18 (e)	16,859	16,922
Sun Products Corp. Tranche B, term loan 5.5125% 3/23/20 (e)	15,210	14,488
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (e)	$ 18,924	$ 18,807
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	42,861	42,433
		185,180
Containers - 2.1%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
4% 12/17/19 (e)	55,630	55,352
4.25% 12/17/19 (e)	17,481	17,394
Berlin Packaging, LLC:
Tranche 1LN, term loan 4.75% 4/3/19 (e)	7,532	7,561
Tranche 2LN, term loan 8.75% 4/3/20 (e)	3,855	3,937
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (e)	15,000	14,888
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (e)	110,106	109,005
BWAY Holding Co. Tranche B, term loan 4.5% 8/6/17 (e)	15,148	15,186
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	8,845	8,857
Multi Packaging Solutions, Inc. term loan 4.25% 9/30/20 (e)	7,000	6,983
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (e)	95,112	95,112
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (e)	3,804	3,783
		338,058
Diversified Financial Services - 2.6%
AlixPartners LLP Tranche B 2LN, term loan 4% 7/10/20 (e)	19,750	19,701
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	51,095	51,095
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	14,920	14,920
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (e)	14,906	14,981
Flying Fortress, Inc. term loan 3.5% 6/30/17 (e)	97,833	97,833
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (e)	15,366	15,241
Home Loan Servicing Solutions Ltd. Tranche B, term loan 4.5% 6/27/20 (e)	14,639	14,639
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (e)	32,846	32,682
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	8,000	8,190
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (e)	$ 30,616	$ 30,769
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (e)	20,181	20,231
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	22,770	22,713
TransUnion LLC Tranche B, term loan 4% 4/9/21 (e)	77,500	77,113
		420,108
Diversified Media - 0.6%
Advanstar Communications, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (e)	8,415	8,489
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (e)	18,454	18,546
Media General, Inc. Tranche B. term loan 4.25% 7/31/20 (e)	23,810	23,839
WMG Acquisition Corp. term loan 3.75% 7/1/20 (e)	55,712	55,434
		106,308
Electric Utilities - 5.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
8/13/18 (h)	3,960	4,019
6.375% 8/13/19 (e)	60,222	61,125
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (e)	85,127	83,105
Tranche B 2LN, term loan 3.25% 1/31/22 (e)	54,325	53,170
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (e)	11,714	11,744
Tranche B 3LN, term loan 4% 10/9/19 (e)	29,562	29,562
Tranche B, term loan 4% 4/1/18 (e)	108,374	108,645
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (e)	25,765	25,765
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (e)	23,750	23,780
Tranche C, term loan 4.25% 12/31/19 (e)	32,210	32,210
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (e)	16,032	16,032
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	33,662	33,999
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	82,393	82,393
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (e)	83,589	82,544
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	23,496	22,615
The AES Corp. Tranche B, term loan 3.75% 6/1/18 (e)	65,286	65,534
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (e)	$ 35,787	$ 34,892
TXU Energy LLC Tranche B, term loan:
3.7369% 10/10/14 (e)	10,052	7,602
4.7369% 10/10/17 (e)	66,622	50,383
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (e)	16,376	16,172
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (e)	2,772	2,841
		848,132
Energy - 4.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	8,778	9,107
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (e)	35,915	36,050
Atlas Energy LP Tranche B, term loan 6.5% 7/31/19 (e)	8,069	8,211
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (e)	29,675	29,786
Tranche C, term loan 5.25% 3/14/21 (e)	2,070	2,078
EP Energy LLC term loan 4.5% 4/30/19 (e)	1,500	1,500
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	42,333	42,069
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (e)	16,154	16,356
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (e)	140,755	144,978
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	39,825	39,725
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (e)	12,401	12,417
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (e)	44,750	44,920
Northeast Wind Capital II, LLC Tranche B, term loan 5% 11/14/20 (e)	14,467	14,612
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (e)	18,546	18,407
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	24,470	24,439
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	5,000	5,113
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	11,000	11,289
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (e)	30,509	30,432
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (e)	42,280	42,069
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (e)	$ 19,950	$ 19,726
Sheridan Investment Partners I term loan 4.25% 12/16/20 (e)	51,090	51,090
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (e)	7,107	7,107
Tranche M, term loan 4.25% 12/16/20 (e)	2,651	2,651
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (e)	26,394	26,624
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (e)	14,850	14,776
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	26,289	26,355
		681,887
Entertainment/Film - 1.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (e)	24,762	24,731
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (e)	26,660	26,560
Cinemark U.S.A., Inc. Tranche B, term loan 3.16% 12/18/19 (e)	14,713	14,731
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (e)	62,509	61,884
Live Nation Entertainment, Inc. Tranche B, term loan 3.5% 8/16/20 (e)	19,358	19,213
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5/1/21 (g)	35,000	34,825
		181,944
Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (e)	35,550	35,372
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (e)	22,085	21,975
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (e)	24,767	24,427
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (e)	5,690	5,775
Tranche B 1LN, term loan 4% 12/18/20 (e)	21,676	21,621
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (e)	10,973	10,945
		120,115
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - 1.4%
Albertson's LLC:
Tranche B 1LN, term loan 4.25% 3/21/16 (e)	$ 17,676	$ 17,676
Tranche B 2LN, term loan 4.75% 3/21/19 (e)	9,536	9,547
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	21,582	20,287
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	7,343	7,416
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (e)	21,890	21,616
Rite Aid Corp.:
Tranche 2 LN2, term loan 4.875% 6/21/21 (e)	25,210	25,462
Tranche 2LN, term loan 5.75% 8/21/20 (e)	13,590	13,879
Tranche B 7LN, term loan 3.5% 2/21/20 (e)	48,136	48,076
Roundys Supermarket, Inc. Tranche B LN, term loan 5.75% 3/3/21 (e)	20,000	20,025
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (e)	23,124	23,126
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (e)	14,729	14,674
		221,784
Food/Beverage/Tobacco - 3.8%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (e)	3,000	2,918
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (e)	42,677	42,624
Tranche B 2LN, term loan 8.25% 11/30/20 (e)	25,000	25,438
Big Heart Pet Brands Tranche B LN, term loan 3.5% 3/8/20 (e)	50,000	49,375
H.J. Heinz Co.:
Tranche B 1LN, term loan 3.25% 6/7/19 (e)	24,813	24,844
Tranche B 2LN, term loan 3.5% 6/7/20 (e)	402,350	404,350
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (e)	19,242	19,242
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (e)	8,671	8,671
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (e)	49,333	49,241
		626,703
Gaming - 5.7%
Bally Technologies, Inc. Tranche B, term loan 4.25% 11/25/20 (e)	29,581	29,618
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20 (e)	26,498	26,498
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	$ 258,260	$ 259,551
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (g)	96,605	96,363
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (e)	73,162	73,527
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (e)	46,238	47,221
5.5% 11/21/19 (e)	19,816	20,237
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (e)	9,000	9,383
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	59,850	59,476
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	109,491	108,812
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (e)	29,770	30,187
Motor City Casino Tranche B, term loan 5% 3/1/17 (e)	4,336	4,309
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (e)	29,161	29,089
Scientific Games Corp. Tranche B, term loan 4.25% 10/18/20 (e)	78,803	78,605
Seminole Tribe of Florida Tranche B, term loan 3% 4/29/20 (e)	13,680	13,646
Shingle Springs Tribal Gaming Authority Tranche B, term loan 6.25% 8/29/19 (e)	8,038	8,239
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (e)	16,300	16,280
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (e)	14,429	14,140
		925,181
Healthcare - 11.6%
Akorn, Inc. Tranche B, term loan 4.5% 4/17/21 (e)	24,415	24,415
Alkermes, Inc. term loan 3.5% 9/25/19 (e)	13,573	13,557
Biomet, Inc. Term B 2LN, term loan 3.6612% 7/25/17 (e)	41,576	41,630
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (e)	70,307	70,658
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (e)	334,876	335,713
Tranche E, term loan 3.4686% 1/25/17 (e)	82,663	82,456
DaVita HealthCare Partners, Inc.:
Tranche A, term loan 2.91% 10/20/15 (e)	38,978	38,880
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
DaVita HealthCare Partners, Inc.: - continued
Tranche B 2LN, term loan 4% 11/1/19 (e)	$ 55,065	$ 55,272
Tranche B, term loan 4.5% 10/20/16 (e)	84,685	84,897
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	76,978	76,208
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	36,553	36,621
Grifols, S.A. Tranche B, term loan 3.1503% 2/27/21 (e)	50,000	49,875
HCA Holdings, Inc.:
Tranche A 4LN, term loan 2.6503% 2/2/16 (e)	292,736	292,005
Tranche B 4LN, term loan 2.9836% 5/1/18 (e)	35,870	35,827
Tranche B 5LN, term loan 2.9003% 3/31/17 (e)	155,891	155,891
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	36,145	35,422
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (e)	34,563	34,563
Ikaria, Inc.:
Tranche 2LN, term loan 8.75% 2/12/22 (e)	6,510	6,576
Tranche B 1LN, term loan 5% 2/12/21 (e)	40,680	40,782
Jazz Pharmaceuticals, Inc. Tranche B 2LN, term loan 3.25% 6/12/18 (e)	8,997	8,986
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (e)	58,330	58,111
MModal, Inc. Tranche B, term loan 9% 8/17/19 (e)	6,511	5,144
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (e)	63,626	63,308
National Mentor Holdings, Inc. Tranche B, term loan 4.75% 1/31/21 (e)	19,940	19,940
Quintiles Transnational Corp. Tranche B 3LN, term loan 3.75% 6/8/18 (e)	25,000	24,906
Rural/Metro Corp. Tranche B, term loan 9% 6/30/18 (e)	5,093	4,810
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (e)	29,205	29,351
Sheridan Healthcare, Inc. Tranche 1LN, term loan 4.5% 6/29/18 (e)	6,883	6,874
Sheridan Holdings, Inc. Trache 2LN, term loan 8.25% 12/18/21 (e)	16,185	16,348
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (e)	16,382	16,300
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (e)	6,808	6,808
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (e)	5,545	5,587
Tranche B 2LN, term loan 4.25% 7/3/19 (e)	30,064	30,026
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Universal Health Services, Inc. Tranche A, term loan 1.7321% 11/15/15 (e)	$ 10,393	$ 10,367
Valeant Pharmaceuticals International:
Tranche BC 2LN, term loan 3.75% 12/11/19 (e)	30,535	30,535
Tranche BD 2LN, term loan 3.75% 2/13/19 (e)	51,511	51,447
		1,900,096
Homebuilders/Real Estate - 0.7%
CBRE Group, Inc. Tranche B, term loan 2.9018% 3/28/21 (e)	20,006	19,906
RE/MAX LLC Tranche B, term loan 4% 7/31/20 (e)	6,502	6,502
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	3,324	3,316
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	81,182	80,776
		110,500
Hotels - 3.3%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (e)	15,420	15,613
Tranche B 1LN, term loan 3.5% 6/27/20 (e)	51,140	50,756
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	297,779	296,662
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	134,990	134,315
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (e)	40,309	40,410
		537,756
Insurance - 0.2%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (e)	16,861	16,882
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (e)	17,500	17,456
		34,338
Leisure - 0.7%
ClubCorp Club Operations, Inc. Tranche B, term loan 4% 7/24/20 (e)	23,912	23,792
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (e)	19,750	19,701
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/14/20 (e)	46,707	45,717
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Leisure - continued
Seminole Hard Rock Entertainment, Inc. Tranche B, term loan 3.5% 5/14/20 (e)	$ 9,612	$ 9,540
Six Flags, Inc. Tranche B, term loan 3.5011% 12/20/18 (e)	14,707	14,652
		113,402
Metals/Mining - 4.2%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (e)	22,600	21,781
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (e)	12,569	12,632
Tranche B 2LN, term loan 8.75% 1/25/21 (e)	3,000	3,060
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (e)	28,500	28,429
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (e)	21,604	21,658
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (e)	279,483	277,736
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (e)	51,810	52,328
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (e)	50,072	50,012
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (e)	20,000	20,300
Tranche B 1LN, term loan 4.25% 7/19/19 (e)	12,359	12,359
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	69,650	69,650
U.S. Silica Co. Tranche B, term loan 4% 7/23/20 (e)	24,277	24,277
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (e)	96,873	92,998
		687,220
Paper - 0.0%
Bear Island Paper Co. LLC Tranche B 2LN, term loan 13% 9/13/17	232	185
Publishing/Printing - 2.0%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (e)	50,410	51,166
Cenveo Corp. Tranche B, term loan 6.25% 2/13/17 (e)	8,529	8,507
Dex Media East LLC term loan 6% 12/31/16 (e)	5,757	4,059
Dex Media West LLC/Dex Media West Finance Co. term loan 8% 12/31/16 (e)	1,312	1,056
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	88,956	85,064
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (e)	$ 17,584	$ 17,628
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (e)	19,860	19,885
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (e)	16,096	16,207
Newsday LLC Tranche A, term loan 3.6503% 10/12/16 (e)	11,077	11,082
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (e)	109,900	110,038
		324,692
Restaurants - 0.6%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (e)	23,191	23,191
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (e)	55,000	54,519
Focus Brands, Inc. Trancher B 1LN, term loan 4.2525% 2/21/18 (e)	4,781	4,781
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	9,371	9,364
NPC International, Inc. Tranche B, term loan 4% 12/28/18 (e)	4,955	4,949
		96,804
Services - 3.6%
ARAMARK Corp.:
Credit-Linked Deposit 3.7306% 7/26/16 (e)	3,579	3,552
Tranche F, term loan 3.25% 2/24/21 (e)	75,000	74,063
3.7306% 7/26/16 (e)	4,666	4,654
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (e)	14,850	14,794
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (e)	23,325	23,296
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (e)	51,002	50,938
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (e)	19,687	19,736
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (e)	5,500	5,589
Tranche B 1LN, term loan 4.5% 11/21/20 (e)	7,875	7,905
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (e)	62,671	62,201
Tranche B, term loan 3.75% 3/11/18 (e)	22,632	22,632
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Interactive Data Corp. Tranche B 2LN, term loan 3.75% 2/11/18 (e)	$ 32,496	$ 32,577
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	97,276	96,060
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	53,000	52,205
Nord Anglia Education Tranche B, term loan 4.5% 3/21/21 (e)	23,000	22,971
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (e)	4,988	5,137
Tranche B 1LN, term loan 4.5% 12/3/20 (e)	11,007	11,049
ServiceMaster Co.:
term loan 4.25% 1/31/17 (e)	55,350	55,280
Tranche B2, term loan 4.41% 1/31/17 (e)	21,610	21,583
The Geo Group, Inc. Tranche B, term loan 3.25% 4/3/20 (e)	5,940	5,933
		592,155
Shipping - 0.7%
CEVA Group PLC:
Tranche B, term loan 6.5% 3/19/21 (e)	24,066	23,705
Tranche C, term loan 6.5% 3/19/21 (e)	8,944	8,809
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (e)	33,353	32,769
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (e)	17,561	17,605
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (e)	27,431	27,637
		110,525
Super Retail - 3.2%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (e)	27,117	27,117
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (e)	24,285	24,225
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	20,110	20,638
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	62,808	62,808
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (e)	57,955	57,448
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (e)	45,160	44,880
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (e)	83,047	82,216
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	$ 40,357	$ 40,357
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (e)	19,069	19,189
Tranche B, term loan 3.75% 3/30/18 (e)	1,909	1,916
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	128,254	129,536
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (e)	12,605	12,589
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	7,416	7,398
		530,317
Technology - 10.5%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (e)	132,210	132,210
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4% 5/15/18 (e)	9,790	9,790
Tranche B, term loan 4.5% 12/28/18 (e)	32,415	32,496
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (e)	14,254	14,236
Tranche B 2LN, term loan 7.5% 1/23/22 (e)	3,630	3,675
Avago Technologies, Inc. Tranche B, term loan 4/16/21 (g)	63,785	64,104
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	32,050	31,849
5% 9/10/20 (e)	188,981	188,036
Ceridian Corp. Tranche B, term loan 4.4018% 5/9/17 (e)	24,546	24,546
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (e)	36,544	36,453
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (e)	57,207	56,563
Dealer Computer Services, Inc. Tranche BA 2LN, term loan 2.1503% 4/21/16 (e)	13,808	13,877
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	200,993	200,751
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (e)	18,010	17,987
First Data Corp.:
term loan:
3.6523% 3/24/17 (e)	118,529	117,937
4.1523% 3/24/18 (e)	99,079	98,584
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
First Data Corp.: - continued
Tranche B, term loan 4.1523% 9/24/18 (e)	$ 53,162	$ 52,896
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (e)	76,369	76,273
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (e)	67,872	67,363
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (e)	5,057	5,070
Genpact Ltd. Tranche B, term loan 3.5% 8/30/19 (e)	13,826	13,791
Go Daddy Operating Co., LLC Tranche B 3LN, term loan 4% 12/17/18 (e)	15,890	15,830
GXS Group, Inc. Tranche B, term loan 3.25% 1/16/21 (e)	16,958	16,915
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (e)	24,675	24,490
Tranche B 5LN, term loan 3.75% 6/3/20 (e)	58,853	58,488
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (e)	19,900	19,926
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (e)	39,881	39,682
Tranche 2LN, term loan 8.25% 5/22/21 (e)	13,454	13,487
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (e)	29,845	30,743
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	41,647	41,491
Nuance Communications, Inc. Tranche C, term loan 2.91% 8/7/19 (e)	28,604	28,103
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (e)	24,500	24,378
Tranche 2LN, term loan 8% 4/9/22 (e)	11,500	11,443
Rovi Corp. Tranche A, term loan 2.66% 2/7/16 (e)	3,006	2,991
Sophia L.P. Tranche B 1LN, term loan 4% 7/19/18 (e)	7,478	7,525
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9025% 2/28/17 (e)	32,706	32,761
Tranche E, term loan 4% 3/8/20 (e)	54,917	55,054
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (e)	9,598	9,574
4% 4/23/19 (e)	19,390	19,342
		1,710,710
Telecommunications - 5.0%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (e)	160,664	162,873
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Consolidated Communications, Inc. Tranche B, term loan 4.25% 12/23/20 (e)	$ 14,484	$ 14,484
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (e)	104,997	104,997
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (e)	9,000	8,955
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	14,464	14,482
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	18,322	18,872
Genesys Telecom Holdings U.S., Inc. Tranche B, term loan 4% 2/8/20 (e)	24,812	24,595
Integra Telecom Holdings, Inc. Tranche B, term loan 5.25% 2/22/19 (e)	12,870	12,902
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	132,070	132,242
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (e)	13,330	13,363
Tranche B 4LN, term loan 4% 1/15/20 (e)	85,500	85,714
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/11/21 (e)	3,868	3,897
Tranche B 1LN, term loan 4% 4/11/20 (e)	33,416	33,249
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (e)	35,000	34,825
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (e)	4,635	4,670
Tranche B 1LN, term loan 4.75% 4/30/20 (e)	40,164	40,014
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (e)	69,300	69,127
Windstream Corp. Tranche B 4LN, term loan 3.5% 1/23/20 (e)	34,563	34,303
		813,564
Textiles & Apparel - 0.3%
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (e)	45,192	45,022
TOTAL BANK LOAN OBLIGATIONS (Cost $14,280,619)		14,325,734
Nonconvertible Bonds - 6.9%
	Principal Amount (000s)	Value (000s)
Air Transportation - 0.1%
Continental Airlines, Inc.:
6.125% 4/29/18 (c)	$ 3,000	$ 3,195
9.25% 5/10/17	1,829	2,067
		5,262
Automotive - 0.3%
General Motors Acceptance Corp. 2.4361% 12/1/14 (e)	40,000	40,152
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
2.9079% 7/18/16 (e)	75,000	76,830
3.125% 1/15/16	4,000	4,080
4.625% 6/26/15	4,000	4,151
Bank of America Corp. 1.0536% 3/22/16 (e)	5,000	5,033
GMAC LLC 2.4361% 12/1/14 (e)	70,187	70,592
		160,686
Broadcasting - 0.2%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,584
Clear Channel Communications, Inc. 9% 12/15/19	8,677	9,241
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,326
Univision Communications, Inc. 6.75% 9/15/22 (c)	5,368	5,905
		31,056
Building Materials - 0.1%
CEMEX S.A.B. de CV 4.9765% 10/15/18 (c)(e)	10,000	10,525
HD Supply, Inc. 7.5% 7/15/20	10,000	10,825
		21,350
Cable TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	16,660
5.25% 3/15/21	13,070	13,315
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	10,815	11,329
Lynx I Corp. 5.375% 4/15/21 (c)	5,000	5,125
Numericable Group SA 4.875% 5/15/19 (c)(d)	27,120	27,391
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	7,000	7,070
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,815
		82,705
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	$ 3,000	$ 3,090
Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	5,000	5,163
Containers - 0.5%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,439	5,765
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.375% 10/15/17 (c)	10,736	11,367
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	58,325	60,658
7.125% 4/15/19	5,000	5,275
		83,065
Diversified Financial Services - 0.7%
CIT Group, Inc.:
4.75% 2/15/15 (c)	14,000	14,368
5% 5/15/17	7,000	7,481
Citigroup, Inc. 1.1888% 7/25/16 (e)	10,000	10,107
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (c)	18,720	18,860
4.875% 3/15/19 (c)	15,000	15,206
International Lease Finance Corp.:
2.1834% 6/15/16 (e)	29,485	29,780
3.875% 4/15/18	7,000	7,105
4.875% 4/1/15	4,000	4,125
6.25% 5/15/19	10,000	11,038
		118,070
Diversified Media - 0.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	5,130	5,463
6.5% 11/15/22	13,870	14,841
		20,304
Electric Utilities - 0.3%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20 (c)	32,605	34,521
12% 3/1/22 (c)	11,000	13,090
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,180
		51,791
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - 0.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	$ 7,000	$ 7,088
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23	3,000	2,963
6.625% 10/1/20	5,645	5,984
Chesapeake Energy Corp. 3.4677% 4/15/19 (e)	29,720	30,017
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,000	4,290
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,806
Western Refining, Inc. 6.25% 4/1/21	5,305	5,517
		60,665
Entertainment/Film - 0.1%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,185
Regal Entertainment Group 5.75% 2/1/25	3,090	3,059
		6,244
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (c)	4,000	3,820
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (c)	10,000	9,975
Healthcare - 0.3%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	11,306
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,719
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,188
Tenet Healthcare Corp. 4.75% 6/1/20	8,680	8,723
		53,936
Homebuilders/Real Estate - 0.1%
CBRE Group, Inc. 5% 3/15/23	17,990	18,125
Leisure - 0.0%
Six Flags Entertainment Corp. 5.25% 1/15/21 (c)	4,000	4,040
Metals/Mining - 0.1%
CONSOL Energy, Inc. 8% 4/1/17	6,475	6,748
Peabody Energy Corp. 6% 11/15/18	5,000	5,313
		12,061
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9861% 12/1/17 (c)(e)	14,410	14,464
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (e)	3,000	3,161
		17,625
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Technology - 0.4%
Brocade Communications Systems, Inc. 4.625% 1/15/23	$ 7,235	$ 6,928
First Data Corp. 6.75% 11/1/20 (c)	39,130	41,771
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (c)	14,760	15,609
5.75% 3/15/23 (c)	5,000	5,288
		69,596
Telecommunications - 1.5%
Altice Financing SA:
6.5% 1/15/22 (c)	7,240	7,584
7.875% 12/15/19 (c)	4,000	4,368
Columbus International, Inc. 7.375% 3/30/21 (c)	14,535	15,189
DigitalGlobe, Inc. 5.25% 2/1/21	3,905	3,807
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	20,550
iPCS, Inc. 3.4876% 5/1/14 pay-in-kind (e)	69,150	69,150
Level 3 Financing, Inc. 3.8459% 1/15/18 (c)(e)	15,000	15,225
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,950
6.9% 5/1/19	5,000	5,488
Sprint Communications, Inc.:
6% 11/15/22	30,000	30,225
9% 11/15/18 (c)	3,000	3,656
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,000	3,101
Verizon Communications, Inc.:
1.7634% 9/15/16 (e)	20,000	20,582
1.9841% 9/14/18 (e)	35,000	36,954
		239,829
TOTAL NONCONVERTIBLE BONDS (Cost $1,084,851)		1,118,610
Common Stocks - 0.2%
	Shares
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (a)	229,315	1,470
ION Media Networks, Inc. (a)	2,842	1,919
		3,389
Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	22,750
Common Stocks - continued
	Shares	Value (000s)
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	$ 638
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	475
Entertainment/Film - 0.0%
MGM Holdings, Inc. (a)	71,585	5,288
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	1,771
Paper - 0.0%
White Birch Cayman Holdings Ltd. (a)	12,570	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(i)	13,699	21
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	468
TOTAL COMMON STOCKS (Cost $18,492)		34,800
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.11% (b) (Cost $1,112,943)	1,112,943,074	1,112,943
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $16,496,905)		16,592,087
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(274,085)
NET ASSETS - 100%		$ 16,318,002
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $336,060,000 or 2.1% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) The coupon rate will be determined upon settlement of the loan after period end.

(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,960,000 and $4,019,000, respectively. The coupon rate will be determined at time of settlement.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 26
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 726
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,469	$ 6,758	$ -	$ 3,711
Financials	638	-	-	638
Materials	22,750	22,750	-	-
Telecommunication Services	468	468	-	-
Utilities	475	475	-	-
Bank Loan Obligations	14,325,734	-	14,220,249	105,485
Corporate Bonds	1,118,610	-	1,118,610	-
Other	-	-	-	-
Money Market Funds	1,112,943	1,112,943	-	-
Total Investments in Securities:	$ 16,592,087	$ 1,143,394	$ 15,338,859	$ 109,834
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.5%
Luxembourg	2.6%
Australia	2.2%
Netherlands	1.8%
Germany	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,383,962)	$ 15,479,144
Fidelity Central Funds (cost $1,112,943)	1,112,943
Total Investments (cost $16,496,905)		$ 16,592,087
Cash		124,084
Receivable for investments sold		140,061
Receivable for fund shares sold		16,367
Dividends receivable		172
Interest receivable		60,723
Distributions receivable from Fidelity Central Funds		116
Prepaid expenses		13
Total assets		16,933,623

Liabilities
Payable for investments purchased Regular delivery	$ 517,938
Delayed delivery	27,120
Payable for fund shares redeemed	48,863
Distributions payable	10,637
Accrued management fee	7,692
Distribution and service plan fees payable	1,200
Other affiliated payables	1,919
Other payables and accrued expenses	252
Total liabilities		615,621

Net Assets		$ 16,318,002
Net Assets consist of:
Paid in capital		$ 16,146,128
Undistributed net investment income		131,240
Accumulated undistributed net realized gain (loss) on investments		(54,548)
Net unrealized appreciation (depreciation) on investments		95,182
Net Assets		$ 16,318,002

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,627,663 ÷ 163,358 shares)	$ 9.96

Maximum offering price per share (100/97.25 of $9.96)	$ 10.24
Class T: Net Asset Value and redemption price per share ($269,089 ÷ 27,046 shares)	$ 9.95

Maximum offering price per share (100/97.25 of $9.95)	$ 10.23
Class B: Net Asset Value and offering price per share ($20,406 ÷ 2,051 shares)A	$ 9.95

Class C: Net Asset Value and offering price per share ($942,110 ÷ 94,575 shares)A	$ 9.96

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($9,775,458 ÷ 982,430 shares)	$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,683,276 ÷ 370,457 shares)	$ 9.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2014

Investment Income
Dividends		$ 1,729
Interest		324,203
Income from Fidelity Central Funds		726
Total income		326,658

Expenses
Management fee	$ 45,515
Transfer agent fees	10,444
Distribution and service plan fees	7,315
Accounting fees and expenses	913
Custodian fees and expenses	92
Independent trustees' compensation	31
Registration fees	405
Audit	88
Legal	32
Miscellaneous	55
Total expenses before reductions	64,890
Expense reductions	(31)	64,859
Net investment income (loss)		261,799
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,624
Change in net unrealized appreciation (depreciation) on investment securities		(20,313)
Net gain (loss)		(3,689)
Net increase (decrease) in net assets resulting from operations		$ 258,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 261,799	$ 410,895
Net realized gain (loss)	16,624	72,218
Change in net unrealized appreciation (depreciation)	(20,313)	9,078
Net increase (decrease) in net assets resulting from operations	258,110	492,191
Distributions to shareholders from net investment income	(252,800)	(375,589)
Distributions to shareholders from net realized gain	(57,139)	(52,959)
Total distributions	(309,939)	(428,548)
Share transactions - net increase (decrease)	904,590	4,793,436
Redemption fees	356	916
Total increase (decrease) in net assets	853,117	4,857,995

Net Assets
Beginning of period	15,464,885	10,606,890
End of period (including undistributed net investment income of $131,240 and undistributed net investment income of $122,241, respectively)	$ 16,318,002	$ 15,464,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 9.94	$ 9.73	$ 9.79	$ 9.31	$ 8.00
Income from Investment Operations
Net investment income (loss) E	.153	.310	.340	.317	.391	.354
Net realized and unrealized gain (loss)	- I	.070	.195	(.080)	.425	1.232
Total from investment operations	.153	.380	.535	.237	.816	1.586
Distributions from net investment income	(.147)	(.282)	(.325)	(.298)	(.287)	(.278)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.183)	(.331)	(.325)	(.298)	(.337)	(.278)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	.002
Net asset value, end of period	$ 9.96	$ 9.99	$ 9.94	$ 9.73	$ 9.79	$ 9.31
Total Return B, C, D	1.54%	3.89%	5.60%	2.46%	8.96%	20.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.99% A	.99%	.99%	1.00%	1.03%	1.05%
Expenses net of fee waivers, if any	.99% A	.99%	.99%	1.00%	1.03%	1.05%
Expenses net of all reductions	.99% A	.99%	.99%	1.00%	1.03%	1.04%
Net investment income (loss)	3.08% A	3.11%	3.47%	3.25%	4.11%	4.09%
Supplemental Data
Net assets, end of period (in millions)	$ 1,628	$ 1,681	$ 1,305	$ 1,587	$ 1,064	$ 518
Portfolio turnover rate G	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Income from Investment Operations
Net investment income (loss) E	.148	.299	.330	.312	.391	.349
Net realized and unrealized gain (loss)	- I	.071	.195	(.070)	.416	1.228
Total from investment operations	.148	.370	.525	.242	.807	1.577
Distributions from net investment income	(.142)	(.272)	(.315)	(.293)	(.288)	(.279)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.178)	(.321)	(.315)	(.293)	(.338)	(.279)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	.002
Net asset value, end of period	$ 9.95	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return B, C, D	1.50%	3.79%	5.50%	2.51%	8.87%	20.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.08% A	1.09%	1.09%	1.05%	1.02%	1.04%
Expenses net of fee waivers, if any	1.08% A	1.09%	1.09%	1.05%	1.02%	1.04%
Expenses net of all reductions	1.08% A	1.09%	1.09%	1.05%	1.02%	1.04%
Net investment income (loss)	2.99% A	3.01%	3.37%	3.19%	4.12%	4.10%
Supplemental Data
Net assets, end of period (in millions)	$ 269	$ 272	$ 241	$ 271	$ 242	$ 143
Portfolio turnover rate G	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 7.99
Income from Investment Operations
Net investment income (loss) E	.126	.256	.288	.266	.341	.305
Net realized and unrealized gain (loss)	- I	.071	.195	(.070)	.416	1.238
Total from investment operations	.126	.327	.483	.196	.757	1.543
Distributions from net investment income	(.120)	(.229)	(.273)	(.247)	(.238)	(.235)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.156)	(.278)	(.273)	(.247)	(.288)	(.235)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	.002
Net asset value, end of period	$ 9.95	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return B, C, D	1.27%	3.35%	5.05%	2.03%	8.30%	19.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.52% A	1.52%	1.52%	1.52%	1.55%	1.56%
Expenses net of fee waivers, if any	1.52% A	1.52%	1.52%	1.52%	1.55%	1.55%
Expenses net of all reductions	1.52% A	1.52%	1.52%	1.52%	1.55%	1.55%
Net investment income (loss)	2.55% A	2.58%	2.94%	2.72%	3.59%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 23	$ 24	$ 32	$ 43	$ 44
Portfolio turnover rate G	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 9.94	$ 9.73	$ 9.78	$ 9.31	$ 8.00
Income from Investment Operations
Net investment income (loss) E	.115	.235	.267	.244	.321	.288
Net realized and unrealized gain (loss)	- I	.070	.195	(.070)	.415	1.235
Total from investment operations	.115	.305	.462	.174	.736	1.523
Distributions from net investment income	(.109)	(.207)	(.252)	(.225)	(.217)	(.215)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.145)	(.256)	(.252)	(.225)	(.267)	(.215)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	.002
Net asset value, end of period	$ 9.96	$ 9.99	$ 9.94	$ 9.73	$ 9.78	$ 9.31
Total Return B, C, D	1.16%	3.11%	4.81%	1.80%	8.05%	19.43%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74% A	1.74%	1.74%	1.74%	1.76%	1.78%
Expenses net of fee waivers, if any	1.74% A	1.74%	1.74%	1.74%	1.76%	1.78%
Expenses net of all reductions	1.74% A	1.74%	1.74%	1.74%	1.76%	1.78%
Net investment income (loss)	2.32% A	2.35%	2.72%	2.50%	3.38%	3.35%
Supplemental Data
Net assets, end of period (in millions)	$ 942	$ 960	$ 806	$ 852	$ 622	$ 335
Portfolio turnover rate G	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Income from Investment Operations
Net investment income (loss) D	.167	.337	.368	.345	.418	.377
Net realized and unrealized gain (loss)	- H	.071	.195	(.070)	.417	1.225
Total from investment operations	.167	.408	.563	.275	.835	1.602
Distributions from net investment income	(.161)	(.310)	(.353)	(.326)	(.316)	(.304)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.197)	(.359)	(.353)	(.326)	(.366)	(.304)
Redemption fees added to paid in capital D	- H	.001	- H	.001	.001	.002
Net asset value, end of period	$ 9.95	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return B, C	1.69%	4.19%	5.91%	2.86%	9.18%	20.55%
Ratios to Average Net Assets E, G
Expenses before reductions	.70% A	.70%	.71%	.71%	.73%	.75%
Expenses net of fee waivers, if any	.70% A	.70%	.71%	.71%	.73%	.75%
Expenses net of all reductions	.70% A	.70%	.71%	.71%	.73%	.75%
Net investment income (loss)	3.37% A	3.39%	3.75%	3.53%	4.41%	4.39%
Supplemental Data
Net assets, end of period (in millions)	$ 9,775	$ 8,882	$ 5,720	$ 5,399	$ 3,566	$ 2,354
Portfolio turnover rate F	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.92	$ 9.71	$ 9.77	$ 9.29	$ 7.99
Income from Investment Operations
Net investment income (loss) D	.164	.332	.363	.341	.415	.379
Net realized and unrealized gain (loss)	- H	.071	.196	(.079)	.427	1.221
Total from investment operations	.164	.403	.559	.262	.842	1.600
Distributions from net investment income	(.158)	(.305)	(.349)	(.323)	(.313)	(.302)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.194)	(.354)	(.349)	(.323)	(.363)	(.302)
Redemption fees added to paid in capital D	- H	.001	- H	.001	.001	.002
Net asset value, end of period	$ 9.94	$ 9.97	$ 9.92	$ 9.71	$ 9.77	$ 9.29
Total Return B, C	1.66%	4.15%	5.87%	2.72%	9.27%	20.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.75% A	.75%	.75%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.75% A	.75%	.75%	.75%	.76%	.77%
Expenses net of all reductions	.75% A	.75%	.75%	.75%	.76%	.77%
Net investment income (loss)	3.32% A	3.34%	3.71%	3.50%	4.38%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$ 3,683	$ 3,646	$ 2,510	$ 1,992	$ 1,138	$ 469
Portfolio turnover rate F	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 179,763
Gross unrealized depreciation	(52,316)
Net unrealized appreciation (depreciation) on securities and other investments	$ 127,447

Tax cost	$ 16,464,640

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (12,891)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $5,872,626 and $4,460,329, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,092	$ 124
Class T	-%	.25%	340	4
Class B	.55%	.15%	77	61
Class C	.75%	.25%	4,806	950
			$ 7,315	$ 1,139

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 48
Class T	9
Class B*	12
Class C*	55
$ 124

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,220.15
Class T	322.24
Class B	25.23
Class C	711.15
Fidelity Floating Rate High Income Fund	5,135.11
Institutional Class	3,031.16
	$ 10,444

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 24,588	$ 41,401
Class T	3,874	7,141
Class B	265	529
Class C	10,511	18,030
Fidelity Floating Rate High Income Fund	153,718	214,851
Institutional Class	59,844	93,637
Total	$ 252,800	$ 375,589
From net realized gain
Class A	$ 6,085	$ 6,467
Class T	983	1,176
Class B	81	117
Class C	3,472	3,997
Fidelity Floating Rate High Income Fund	33,019	28,516
Institutional Class	13,499	12,686
Total	$ 57,139	$ 52,959

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	22,875	75,563	$ 228,535	$ 753,535
Reinvestment of distributions	2,525	3,658	25,210	36,455
Shares redeemed	(30,277)	(42,208)	(302,453)	(421,018)
Net increase (decrease)	(4,877)	37,013	$ (48,708)	$ 368,972
Class T
Shares sold	2,607	10,009	$ 26,018	$ 99,597
Reinvestment of distributions	439	727	4,371	7,232
Shares redeemed	(3,290)	(7,688)	(32,819)	(76,547)
Net increase (decrease)	(244)	3,048	$ (2,430)	$ 30,282

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9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class B
Shares sold	160	663	$ 1,596	$ 6,596
Reinvestment of distributions	28	50	281	495
Shares redeemed	(448)	(851)	(4,465)	(8,474)
Net increase (decrease)	(260)	(138)	$ (2,588)	$ (1,383)
Class C
Shares sold	8,291	30,392	$ 82,814	$ 303,076
Reinvestment of distributions	1,055	1,609	10,532	16,022
Shares redeemed	(10,838)	(17,011)	(108,232)	(169,644)
Net increase (decrease)	(1,492)	14,990	$ (14,886)	$ 149,454
Fidelity Floating Rate High Income Fund
Shares sold	207,340	483,346	$ 2,068,584	$ 4,812,772
Reinvestment of distributions	15,374	20,114	153,243	200,158
Shares redeemed	(130,141)	(189,555)	(1,297,625)	(1,887,500)
Net increase (decrease)	92,573	313,905	$ 924,202	$ 3,125,430
Institutional Class
Shares sold	71,292	203,411	$ 710,772	$ 2,024,367
Reinvestment of distributions	4,045	5,909	40,291	58,759
Shares redeemed	(70,435)	(96,688)	(702,063)	(962,445)
Net increase (decrease)	4,902	112,632	$ 49,000	$ 1,120,681

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2014 and for the year ended October 31, 2013, and the financial highlights for the six months ended April 30, 2014 and for each of the five years in the period ended October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2014 and for the year ended October 31, 2013, and the financial highlights for the six months ended April 30, 2014 and for each of the five years in the period ended October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AFR-USAN-0614
1.784877.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Floating Rate High Income

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	.99%
Actual		$ 1,000.00	$ 1,015.40	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Class T	1.08%
Actual		$ 1,000.00	$ 1,015.00	$ 5.40
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Class B	1.52%
Actual		$ 1,000.00	$ 1,012.70	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class C	1.74%
Actual		$ 1,000.00	$ 1,011.60	$ 8.68
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70
Fidelity Floating Rate High Income Fund	.70%
Actual		$ 1,000.00	$ 1,016.90	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,016.60	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA Holdings, Inc.	3.2	3.2
Community Health Systems, Inc.	2.7	2.1
H.J. Heinz Co.	2.6	2.6
First Data Corp.	1.9	2.0
Hilton Worldwide Finance, LLC	1.8	2.4
	12.2
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	11.9	12.3
Technology	10.9	10.4
Telecommunications	6.5	6.5
Gaming	5.8	3.8
Electric Utilities	5.5	6.6
Quality Diversification (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
BBB 5.9%	BBB 5.2%
BB 38.8%	BB 45.0%
B 42.5%	B 34.9%
CCC,CC,C 2.8%	CCC,CC,C 2.5%
D 0.0%†	D 0.0%†
Not Rated 4.7%	Not Rated 3.2%
Other Investments 0.2%	Other Investments 0.2%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 9.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Bank Loan Obligations 87.8%		Bank Loan Obligations 83.0%
	Nonconvertible Bonds 6.9%		Nonconvertible Bonds 7.8%
	Common Stocks 0.2%		Common Stocks 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 5.1%		Short-Term Investments and Net Other Assets (Liabilities) 9.0%
* Foreign investments	10.5%	** Foreign investments	10.0%

Semiannual Report

Investments April 30, 2014

Showing Percentage of Net Assets

Bank Loan Obligations (f) - 87.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.9%
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (e)	$ 144,883	$ 144,339
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche B 1LN, term loan 3.5% 10/18/18 (e)	13,875	13,805
U.S. Airways, Inc. Tranche B 2LN, term loan 3% 11/23/16 (e)	25,000	24,938
		38,743
Automotive - 1.8%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/25/20 (e)	14,287	14,287
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (e)	7,739	7,739
Chrysler Group LLC:
term loan 3.25% 12/31/18 (e)	54,000	53,460
Tranche B, term loan 3.5% 5/24/17 (e)	81,665	81,563
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (e)	20,000	19,875
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	16,958	17,063
Tranche 2LN, term loan 10% 11/27/21 (e)	24,370	24,340
Schaeffler AG Tranche C, term loan 4.25% 1/27/17 (e)	41,000	41,154
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (e)	16,000	16,120
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (e)	26,746	26,612
		302,213
Broadcasting - 2.8%
Clear Channel Capital I LLC Tranche B, term loan 3.8003% 1/29/16 (e)	88,025	87,365
Clear Channel Communications, Inc. Tranche D, term loan 6.9003% 1/30/19 (e)	68,720	68,119
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (e)	28,928	29,072
Nielsen Finance LLC Tranche B 2LN, term loan 3.152% 4/15/21 (e)	80,000	80,000
Nine Entertainment Co. Tranche B, term loan 3.25% 2/5/20 (e)	14,865	14,642
TWCC Holding Corp. term loan 3.5% 2/11/17 (e)	66,020	65,071
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Univision Communications, Inc.:
Tranche C 3LN, term loan 4% 3/1/20 (e)	$ 9,900	$ 9,838
Tranche C 4LN, term loan 4% 3/1/20 (e)	104,124	103,473
		457,580
Building Materials - 0.8%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (e)	34,909	34,821
Armstrong World Industries, Inc. Tranche B, term loan 3.5% 3/15/20 (e)	23,710	23,710
Continental Building Products Tranche B 1LN, term loan 4.75% 8/28/20 (e)	15,880	15,880
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (e)	42,091	42,038
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (e)	7,095	7,024
		123,473
Cable TV - 4.9%
Atlantic Broad Tranche B, term loan 3.25% 11/30/19 (e)	27,395	27,121
CCO Holdings, LLC Tranche 3LN, term loan 2.6503% 9/6/14 (e)	69,097	68,903
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	122,966	122,351
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (e)	48,963	48,289
Tranche F, term loan 3% 1/3/21 (e)	94,709	93,289
CSC Holdings LLC Tranche B, term loan 2.6503% 4/17/20 (e)	133,327	131,500
Numericable LLC:
Tranche B 1LN, term loan 4/23/20 (g)	40,187	40,137
Tranche B 2LN, term loan 4/23/20 (g)	34,768	34,724
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (e)	6,775	6,775
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	34,000	33,660
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (e)	55,000	54,450
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (e)	32,670	32,752
Ziggo B.V.:
Tranche B 1LN, term loan:
1/15/22 (g)	2,063	2,027
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Ziggo B.V.: - continued
3.25% 1/15/22 (e)	$ 35,286	$ 34,668
Tranche B 2LN, term loan:
1/15/22 (g)	1,934	1,900
3.25% 1/15/22 (e)	22,134	21,747
Tranche B 3LN, term loan 1/15/22 (g)	39,583	38,891
		793,184
Capital Goods - 0.3%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (e)	7,862	8,019
SRAM LLC. Tranche B, term loan 4.0092% 4/10/20 (e)	40,271	39,667
		47,686
Chemicals - 1.0%
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (e)	30,482	30,558
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/18/18 (e)	2,948	2,948
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (e)	39,548	39,449
Royal Adhesives & Sealants LLC Tranche B 1LN, term loan 5.5% 7/31/18 (e)	15,547	15,586
Tata Chemicals North America, Inc. Tranche B, term loan 3.75% 8/9/20 (e)	12,903	12,838
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4% 2/1/20 (e)	54,588	54,451
		155,830
Consumer Products - 1.1%
Jarden Corp. Tranche B, term loan 2.7162% 3/31/18 (e)	16,037	16,037
Kate Spade & Co. Tranche B, term loan 4/10/21 (g)	17,965	17,965
NBTY, Inc. Tranche B 2LN, term loan 3.5% 10/1/17 (e)	14,179	14,161
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (e)	30,923	30,884
Tranche B, term loan 3.25% 11/19/17 (e)	13,500	13,483
Spotless Holdings Ltd. Tranche B 1LN, term loan 5% 10/2/18 (e)	16,859	16,922
Sun Products Corp. Tranche B, term loan 5.5125% 3/23/20 (e)	15,210	14,488
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (e)	$ 18,924	$ 18,807
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	42,861	42,433
		185,180
Containers - 2.1%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
4% 12/17/19 (e)	55,630	55,352
4.25% 12/17/19 (e)	17,481	17,394
Berlin Packaging, LLC:
Tranche 1LN, term loan 4.75% 4/3/19 (e)	7,532	7,561
Tranche 2LN, term loan 8.75% 4/3/20 (e)	3,855	3,937
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (e)	15,000	14,888
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (e)	110,106	109,005
BWAY Holding Co. Tranche B, term loan 4.5% 8/6/17 (e)	15,148	15,186
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	8,845	8,857
Multi Packaging Solutions, Inc. term loan 4.25% 9/30/20 (e)	7,000	6,983
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (e)	95,112	95,112
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (e)	3,804	3,783
		338,058
Diversified Financial Services - 2.6%
AlixPartners LLP Tranche B 2LN, term loan 4% 7/10/20 (e)	19,750	19,701
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	51,095	51,095
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	14,920	14,920
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (e)	14,906	14,981
Flying Fortress, Inc. term loan 3.5% 6/30/17 (e)	97,833	97,833
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (e)	15,366	15,241
Home Loan Servicing Solutions Ltd. Tranche B, term loan 4.5% 6/27/20 (e)	14,639	14,639
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (e)	32,846	32,682
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	8,000	8,190
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (e)	$ 30,616	$ 30,769
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (e)	20,181	20,231
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	22,770	22,713
TransUnion LLC Tranche B, term loan 4% 4/9/21 (e)	77,500	77,113
		420,108
Diversified Media - 0.6%
Advanstar Communications, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (e)	8,415	8,489
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (e)	18,454	18,546
Media General, Inc. Tranche B. term loan 4.25% 7/31/20 (e)	23,810	23,839
WMG Acquisition Corp. term loan 3.75% 7/1/20 (e)	55,712	55,434
		106,308
Electric Utilities - 5.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
8/13/18 (h)	3,960	4,019
6.375% 8/13/19 (e)	60,222	61,125
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (e)	85,127	83,105
Tranche B 2LN, term loan 3.25% 1/31/22 (e)	54,325	53,170
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (e)	11,714	11,744
Tranche B 3LN, term loan 4% 10/9/19 (e)	29,562	29,562
Tranche B, term loan 4% 4/1/18 (e)	108,374	108,645
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (e)	25,765	25,765
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (e)	23,750	23,780
Tranche C, term loan 4.25% 12/31/19 (e)	32,210	32,210
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (e)	16,032	16,032
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	33,662	33,999
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	82,393	82,393
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (e)	83,589	82,544
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	23,496	22,615
The AES Corp. Tranche B, term loan 3.75% 6/1/18 (e)	65,286	65,534
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (e)	$ 35,787	$ 34,892
TXU Energy LLC Tranche B, term loan:
3.7369% 10/10/14 (e)	10,052	7,602
4.7369% 10/10/17 (e)	66,622	50,383
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (e)	16,376	16,172
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (e)	2,772	2,841
		848,132
Energy - 4.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	8,778	9,107
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (e)	35,915	36,050
Atlas Energy LP Tranche B, term loan 6.5% 7/31/19 (e)	8,069	8,211
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (e)	29,675	29,786
Tranche C, term loan 5.25% 3/14/21 (e)	2,070	2,078
EP Energy LLC term loan 4.5% 4/30/19 (e)	1,500	1,500
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	42,333	42,069
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (e)	16,154	16,356
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (e)	140,755	144,978
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	39,825	39,725
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (e)	12,401	12,417
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (e)	44,750	44,920
Northeast Wind Capital II, LLC Tranche B, term loan 5% 11/14/20 (e)	14,467	14,612
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (e)	18,546	18,407
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	24,470	24,439
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	5,000	5,113
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	11,000	11,289
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (e)	30,509	30,432
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (e)	42,280	42,069
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (e)	$ 19,950	$ 19,726
Sheridan Investment Partners I term loan 4.25% 12/16/20 (e)	51,090	51,090
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (e)	7,107	7,107
Tranche M, term loan 4.25% 12/16/20 (e)	2,651	2,651
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (e)	26,394	26,624
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (e)	14,850	14,776
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	26,289	26,355
		681,887
Entertainment/Film - 1.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (e)	24,762	24,731
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (e)	26,660	26,560
Cinemark U.S.A., Inc. Tranche B, term loan 3.16% 12/18/19 (e)	14,713	14,731
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (e)	62,509	61,884
Live Nation Entertainment, Inc. Tranche B, term loan 3.5% 8/16/20 (e)	19,358	19,213
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5/1/21 (g)	35,000	34,825
		181,944
Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (e)	35,550	35,372
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (e)	22,085	21,975
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (e)	24,767	24,427
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (e)	5,690	5,775
Tranche B 1LN, term loan 4% 12/18/20 (e)	21,676	21,621
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (e)	10,973	10,945
		120,115
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - 1.4%
Albertson's LLC:
Tranche B 1LN, term loan 4.25% 3/21/16 (e)	$ 17,676	$ 17,676
Tranche B 2LN, term loan 4.75% 3/21/19 (e)	9,536	9,547
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	21,582	20,287
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	7,343	7,416
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (e)	21,890	21,616
Rite Aid Corp.:
Tranche 2 LN2, term loan 4.875% 6/21/21 (e)	25,210	25,462
Tranche 2LN, term loan 5.75% 8/21/20 (e)	13,590	13,879
Tranche B 7LN, term loan 3.5% 2/21/20 (e)	48,136	48,076
Roundys Supermarket, Inc. Tranche B LN, term loan 5.75% 3/3/21 (e)	20,000	20,025
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (e)	23,124	23,126
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (e)	14,729	14,674
		221,784
Food/Beverage/Tobacco - 3.8%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (e)	3,000	2,918
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (e)	42,677	42,624
Tranche B 2LN, term loan 8.25% 11/30/20 (e)	25,000	25,438
Big Heart Pet Brands Tranche B LN, term loan 3.5% 3/8/20 (e)	50,000	49,375
H.J. Heinz Co.:
Tranche B 1LN, term loan 3.25% 6/7/19 (e)	24,813	24,844
Tranche B 2LN, term loan 3.5% 6/7/20 (e)	402,350	404,350
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (e)	19,242	19,242
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (e)	8,671	8,671
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (e)	49,333	49,241
		626,703
Gaming - 5.7%
Bally Technologies, Inc. Tranche B, term loan 4.25% 11/25/20 (e)	29,581	29,618
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20 (e)	26,498	26,498
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	$ 258,260	$ 259,551
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (g)	96,605	96,363
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (e)	73,162	73,527
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (e)	46,238	47,221
5.5% 11/21/19 (e)	19,816	20,237
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (e)	9,000	9,383
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	59,850	59,476
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	109,491	108,812
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (e)	29,770	30,187
Motor City Casino Tranche B, term loan 5% 3/1/17 (e)	4,336	4,309
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (e)	29,161	29,089
Scientific Games Corp. Tranche B, term loan 4.25% 10/18/20 (e)	78,803	78,605
Seminole Tribe of Florida Tranche B, term loan 3% 4/29/20 (e)	13,680	13,646
Shingle Springs Tribal Gaming Authority Tranche B, term loan 6.25% 8/29/19 (e)	8,038	8,239
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (e)	16,300	16,280
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (e)	14,429	14,140
		925,181
Healthcare - 11.6%
Akorn, Inc. Tranche B, term loan 4.5% 4/17/21 (e)	24,415	24,415
Alkermes, Inc. term loan 3.5% 9/25/19 (e)	13,573	13,557
Biomet, Inc. Term B 2LN, term loan 3.6612% 7/25/17 (e)	41,576	41,630
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (e)	70,307	70,658
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (e)	334,876	335,713
Tranche E, term loan 3.4686% 1/25/17 (e)	82,663	82,456
DaVita HealthCare Partners, Inc.:
Tranche A, term loan 2.91% 10/20/15 (e)	38,978	38,880
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
DaVita HealthCare Partners, Inc.: - continued
Tranche B 2LN, term loan 4% 11/1/19 (e)	$ 55,065	$ 55,272
Tranche B, term loan 4.5% 10/20/16 (e)	84,685	84,897
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	76,978	76,208
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	36,553	36,621
Grifols, S.A. Tranche B, term loan 3.1503% 2/27/21 (e)	50,000	49,875
HCA Holdings, Inc.:
Tranche A 4LN, term loan 2.6503% 2/2/16 (e)	292,736	292,005
Tranche B 4LN, term loan 2.9836% 5/1/18 (e)	35,870	35,827
Tranche B 5LN, term loan 2.9003% 3/31/17 (e)	155,891	155,891
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	36,145	35,422
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (e)	34,563	34,563
Ikaria, Inc.:
Tranche 2LN, term loan 8.75% 2/12/22 (e)	6,510	6,576
Tranche B 1LN, term loan 5% 2/12/21 (e)	40,680	40,782
Jazz Pharmaceuticals, Inc. Tranche B 2LN, term loan 3.25% 6/12/18 (e)	8,997	8,986
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (e)	58,330	58,111
MModal, Inc. Tranche B, term loan 9% 8/17/19 (e)	6,511	5,144
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (e)	63,626	63,308
National Mentor Holdings, Inc. Tranche B, term loan 4.75% 1/31/21 (e)	19,940	19,940
Quintiles Transnational Corp. Tranche B 3LN, term loan 3.75% 6/8/18 (e)	25,000	24,906
Rural/Metro Corp. Tranche B, term loan 9% 6/30/18 (e)	5,093	4,810
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (e)	29,205	29,351
Sheridan Healthcare, Inc. Tranche 1LN, term loan 4.5% 6/29/18 (e)	6,883	6,874
Sheridan Holdings, Inc. Trache 2LN, term loan 8.25% 12/18/21 (e)	16,185	16,348
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (e)	16,382	16,300
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (e)	6,808	6,808
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (e)	5,545	5,587
Tranche B 2LN, term loan 4.25% 7/3/19 (e)	30,064	30,026
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Universal Health Services, Inc. Tranche A, term loan 1.7321% 11/15/15 (e)	$ 10,393	$ 10,367
Valeant Pharmaceuticals International:
Tranche BC 2LN, term loan 3.75% 12/11/19 (e)	30,535	30,535
Tranche BD 2LN, term loan 3.75% 2/13/19 (e)	51,511	51,447
		1,900,096
Homebuilders/Real Estate - 0.7%
CBRE Group, Inc. Tranche B, term loan 2.9018% 3/28/21 (e)	20,006	19,906
RE/MAX LLC Tranche B, term loan 4% 7/31/20 (e)	6,502	6,502
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	3,324	3,316
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	81,182	80,776
		110,500
Hotels - 3.3%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (e)	15,420	15,613
Tranche B 1LN, term loan 3.5% 6/27/20 (e)	51,140	50,756
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	297,779	296,662
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	134,990	134,315
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (e)	40,309	40,410
		537,756
Insurance - 0.2%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (e)	16,861	16,882
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (e)	17,500	17,456
		34,338
Leisure - 0.7%
ClubCorp Club Operations, Inc. Tranche B, term loan 4% 7/24/20 (e)	23,912	23,792
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (e)	19,750	19,701
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/14/20 (e)	46,707	45,717
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Leisure - continued
Seminole Hard Rock Entertainment, Inc. Tranche B, term loan 3.5% 5/14/20 (e)	$ 9,612	$ 9,540
Six Flags, Inc. Tranche B, term loan 3.5011% 12/20/18 (e)	14,707	14,652
		113,402
Metals/Mining - 4.2%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (e)	22,600	21,781
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (e)	12,569	12,632
Tranche B 2LN, term loan 8.75% 1/25/21 (e)	3,000	3,060
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (e)	28,500	28,429
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (e)	21,604	21,658
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (e)	279,483	277,736
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (e)	51,810	52,328
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (e)	50,072	50,012
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (e)	20,000	20,300
Tranche B 1LN, term loan 4.25% 7/19/19 (e)	12,359	12,359
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	69,650	69,650
U.S. Silica Co. Tranche B, term loan 4% 7/23/20 (e)	24,277	24,277
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (e)	96,873	92,998
		687,220
Paper - 0.0%
Bear Island Paper Co. LLC Tranche B 2LN, term loan 13% 9/13/17	232	185
Publishing/Printing - 2.0%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (e)	50,410	51,166
Cenveo Corp. Tranche B, term loan 6.25% 2/13/17 (e)	8,529	8,507
Dex Media East LLC term loan 6% 12/31/16 (e)	5,757	4,059
Dex Media West LLC/Dex Media West Finance Co. term loan 8% 12/31/16 (e)	1,312	1,056
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	88,956	85,064
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (e)	$ 17,584	$ 17,628
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (e)	19,860	19,885
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (e)	16,096	16,207
Newsday LLC Tranche A, term loan 3.6503% 10/12/16 (e)	11,077	11,082
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (e)	109,900	110,038
		324,692
Restaurants - 0.6%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (e)	23,191	23,191
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (e)	55,000	54,519
Focus Brands, Inc. Trancher B 1LN, term loan 4.2525% 2/21/18 (e)	4,781	4,781
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	9,371	9,364
NPC International, Inc. Tranche B, term loan 4% 12/28/18 (e)	4,955	4,949
		96,804
Services - 3.6%
ARAMARK Corp.:
Credit-Linked Deposit 3.7306% 7/26/16 (e)	3,579	3,552
Tranche F, term loan 3.25% 2/24/21 (e)	75,000	74,063
3.7306% 7/26/16 (e)	4,666	4,654
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (e)	14,850	14,794
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (e)	23,325	23,296
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (e)	51,002	50,938
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (e)	19,687	19,736
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (e)	5,500	5,589
Tranche B 1LN, term loan 4.5% 11/21/20 (e)	7,875	7,905
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (e)	62,671	62,201
Tranche B, term loan 3.75% 3/11/18 (e)	22,632	22,632
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Interactive Data Corp. Tranche B 2LN, term loan 3.75% 2/11/18 (e)	$ 32,496	$ 32,577
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	97,276	96,060
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	53,000	52,205
Nord Anglia Education Tranche B, term loan 4.5% 3/21/21 (e)	23,000	22,971
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (e)	4,988	5,137
Tranche B 1LN, term loan 4.5% 12/3/20 (e)	11,007	11,049
ServiceMaster Co.:
term loan 4.25% 1/31/17 (e)	55,350	55,280
Tranche B2, term loan 4.41% 1/31/17 (e)	21,610	21,583
The Geo Group, Inc. Tranche B, term loan 3.25% 4/3/20 (e)	5,940	5,933
		592,155
Shipping - 0.7%
CEVA Group PLC:
Tranche B, term loan 6.5% 3/19/21 (e)	24,066	23,705
Tranche C, term loan 6.5% 3/19/21 (e)	8,944	8,809
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (e)	33,353	32,769
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (e)	17,561	17,605
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (e)	27,431	27,637
		110,525
Super Retail - 3.2%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (e)	27,117	27,117
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (e)	24,285	24,225
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	20,110	20,638
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	62,808	62,808
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (e)	57,955	57,448
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (e)	45,160	44,880
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (e)	83,047	82,216
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	$ 40,357	$ 40,357
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (e)	19,069	19,189
Tranche B, term loan 3.75% 3/30/18 (e)	1,909	1,916
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	128,254	129,536
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (e)	12,605	12,589
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	7,416	7,398
		530,317
Technology - 10.5%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (e)	132,210	132,210
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4% 5/15/18 (e)	9,790	9,790
Tranche B, term loan 4.5% 12/28/18 (e)	32,415	32,496
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (e)	14,254	14,236
Tranche B 2LN, term loan 7.5% 1/23/22 (e)	3,630	3,675
Avago Technologies, Inc. Tranche B, term loan 4/16/21 (g)	63,785	64,104
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	32,050	31,849
5% 9/10/20 (e)	188,981	188,036
Ceridian Corp. Tranche B, term loan 4.4018% 5/9/17 (e)	24,546	24,546
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (e)	36,544	36,453
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (e)	57,207	56,563
Dealer Computer Services, Inc. Tranche BA 2LN, term loan 2.1503% 4/21/16 (e)	13,808	13,877
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	200,993	200,751
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (e)	18,010	17,987
First Data Corp.:
term loan:
3.6523% 3/24/17 (e)	118,529	117,937
4.1523% 3/24/18 (e)	99,079	98,584
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
First Data Corp.: - continued
Tranche B, term loan 4.1523% 9/24/18 (e)	$ 53,162	$ 52,896
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (e)	76,369	76,273
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (e)	67,872	67,363
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (e)	5,057	5,070
Genpact Ltd. Tranche B, term loan 3.5% 8/30/19 (e)	13,826	13,791
Go Daddy Operating Co., LLC Tranche B 3LN, term loan 4% 12/17/18 (e)	15,890	15,830
GXS Group, Inc. Tranche B, term loan 3.25% 1/16/21 (e)	16,958	16,915
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (e)	24,675	24,490
Tranche B 5LN, term loan 3.75% 6/3/20 (e)	58,853	58,488
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (e)	19,900	19,926
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (e)	39,881	39,682
Tranche 2LN, term loan 8.25% 5/22/21 (e)	13,454	13,487
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (e)	29,845	30,743
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	41,647	41,491
Nuance Communications, Inc. Tranche C, term loan 2.91% 8/7/19 (e)	28,604	28,103
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (e)	24,500	24,378
Tranche 2LN, term loan 8% 4/9/22 (e)	11,500	11,443
Rovi Corp. Tranche A, term loan 2.66% 2/7/16 (e)	3,006	2,991
Sophia L.P. Tranche B 1LN, term loan 4% 7/19/18 (e)	7,478	7,525
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9025% 2/28/17 (e)	32,706	32,761
Tranche E, term loan 4% 3/8/20 (e)	54,917	55,054
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (e)	9,598	9,574
4% 4/23/19 (e)	19,390	19,342
		1,710,710
Telecommunications - 5.0%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (e)	160,664	162,873
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Consolidated Communications, Inc. Tranche B, term loan 4.25% 12/23/20 (e)	$ 14,484	$ 14,484
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (e)	104,997	104,997
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (e)	9,000	8,955
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	14,464	14,482
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	18,322	18,872
Genesys Telecom Holdings U.S., Inc. Tranche B, term loan 4% 2/8/20 (e)	24,812	24,595
Integra Telecom Holdings, Inc. Tranche B, term loan 5.25% 2/22/19 (e)	12,870	12,902
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	132,070	132,242
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (e)	13,330	13,363
Tranche B 4LN, term loan 4% 1/15/20 (e)	85,500	85,714
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/11/21 (e)	3,868	3,897
Tranche B 1LN, term loan 4% 4/11/20 (e)	33,416	33,249
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (e)	35,000	34,825
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (e)	4,635	4,670
Tranche B 1LN, term loan 4.75% 4/30/20 (e)	40,164	40,014
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (e)	69,300	69,127
Windstream Corp. Tranche B 4LN, term loan 3.5% 1/23/20 (e)	34,563	34,303
		813,564
Textiles & Apparel - 0.3%
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (e)	45,192	45,022
TOTAL BANK LOAN OBLIGATIONS (Cost $14,280,619)		14,325,734
Nonconvertible Bonds - 6.9%
	Principal Amount (000s)	Value (000s)
Air Transportation - 0.1%
Continental Airlines, Inc.:
6.125% 4/29/18 (c)	$ 3,000	$ 3,195
9.25% 5/10/17	1,829	2,067
		5,262
Automotive - 0.3%
General Motors Acceptance Corp. 2.4361% 12/1/14 (e)	40,000	40,152
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
2.9079% 7/18/16 (e)	75,000	76,830
3.125% 1/15/16	4,000	4,080
4.625% 6/26/15	4,000	4,151
Bank of America Corp. 1.0536% 3/22/16 (e)	5,000	5,033
GMAC LLC 2.4361% 12/1/14 (e)	70,187	70,592
		160,686
Broadcasting - 0.2%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,584
Clear Channel Communications, Inc. 9% 12/15/19	8,677	9,241
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,326
Univision Communications, Inc. 6.75% 9/15/22 (c)	5,368	5,905
		31,056
Building Materials - 0.1%
CEMEX S.A.B. de CV 4.9765% 10/15/18 (c)(e)	10,000	10,525
HD Supply, Inc. 7.5% 7/15/20	10,000	10,825
		21,350
Cable TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	16,660
5.25% 3/15/21	13,070	13,315
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	10,815	11,329
Lynx I Corp. 5.375% 4/15/21 (c)	5,000	5,125
Numericable Group SA 4.875% 5/15/19 (c)(d)	27,120	27,391
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	7,000	7,070
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,815
		82,705
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	$ 3,000	$ 3,090
Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	5,000	5,163
Containers - 0.5%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,439	5,765
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.375% 10/15/17 (c)	10,736	11,367
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	58,325	60,658
7.125% 4/15/19	5,000	5,275
		83,065
Diversified Financial Services - 0.7%
CIT Group, Inc.:
4.75% 2/15/15 (c)	14,000	14,368
5% 5/15/17	7,000	7,481
Citigroup, Inc. 1.1888% 7/25/16 (e)	10,000	10,107
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (c)	18,720	18,860
4.875% 3/15/19 (c)	15,000	15,206
International Lease Finance Corp.:
2.1834% 6/15/16 (e)	29,485	29,780
3.875% 4/15/18	7,000	7,105
4.875% 4/1/15	4,000	4,125
6.25% 5/15/19	10,000	11,038
		118,070
Diversified Media - 0.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	5,130	5,463
6.5% 11/15/22	13,870	14,841
		20,304
Electric Utilities - 0.3%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20 (c)	32,605	34,521
12% 3/1/22 (c)	11,000	13,090
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,180
		51,791
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - 0.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	$ 7,000	$ 7,088
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23	3,000	2,963
6.625% 10/1/20	5,645	5,984
Chesapeake Energy Corp. 3.4677% 4/15/19 (e)	29,720	30,017
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,000	4,290
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,806
Western Refining, Inc. 6.25% 4/1/21	5,305	5,517
		60,665
Entertainment/Film - 0.1%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,185
Regal Entertainment Group 5.75% 2/1/25	3,090	3,059
		6,244
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (c)	4,000	3,820
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (c)	10,000	9,975
Healthcare - 0.3%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	11,306
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,719
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,188
Tenet Healthcare Corp. 4.75% 6/1/20	8,680	8,723
		53,936
Homebuilders/Real Estate - 0.1%
CBRE Group, Inc. 5% 3/15/23	17,990	18,125
Leisure - 0.0%
Six Flags Entertainment Corp. 5.25% 1/15/21 (c)	4,000	4,040
Metals/Mining - 0.1%
CONSOL Energy, Inc. 8% 4/1/17	6,475	6,748
Peabody Energy Corp. 6% 11/15/18	5,000	5,313
		12,061
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9861% 12/1/17 (c)(e)	14,410	14,464
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (e)	3,000	3,161
		17,625
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Technology - 0.4%
Brocade Communications Systems, Inc. 4.625% 1/15/23	$ 7,235	$ 6,928
First Data Corp. 6.75% 11/1/20 (c)	39,130	41,771
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (c)	14,760	15,609
5.75% 3/15/23 (c)	5,000	5,288
		69,596
Telecommunications - 1.5%
Altice Financing SA:
6.5% 1/15/22 (c)	7,240	7,584
7.875% 12/15/19 (c)	4,000	4,368
Columbus International, Inc. 7.375% 3/30/21 (c)	14,535	15,189
DigitalGlobe, Inc. 5.25% 2/1/21	3,905	3,807
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	20,550
iPCS, Inc. 3.4876% 5/1/14 pay-in-kind (e)	69,150	69,150
Level 3 Financing, Inc. 3.8459% 1/15/18 (c)(e)	15,000	15,225
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,950
6.9% 5/1/19	5,000	5,488
Sprint Communications, Inc.:
6% 11/15/22	30,000	30,225
9% 11/15/18 (c)	3,000	3,656
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,000	3,101
Verizon Communications, Inc.:
1.7634% 9/15/16 (e)	20,000	20,582
1.9841% 9/14/18 (e)	35,000	36,954
		239,829
TOTAL NONCONVERTIBLE BONDS (Cost $1,084,851)		1,118,610
Common Stocks - 0.2%
	Shares
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (a)	229,315	1,470
ION Media Networks, Inc. (a)	2,842	1,919
		3,389
Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	22,750
Common Stocks - continued
	Shares	Value (000s)
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	$ 638
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	475
Entertainment/Film - 0.0%
MGM Holdings, Inc. (a)	71,585	5,288
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	1,771
Paper - 0.0%
White Birch Cayman Holdings Ltd. (a)	12,570	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(i)	13,699	21
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	468
TOTAL COMMON STOCKS (Cost $18,492)		34,800
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.11% (b) (Cost $1,112,943)	1,112,943,074	1,112,943
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $16,496,905)		16,592,087
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(274,085)
NET ASSETS - 100%		$ 16,318,002
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $336,060,000 or 2.1% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) The coupon rate will be determined upon settlement of the loan after period end.

(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,960,000 and $4,019,000, respectively. The coupon rate will be determined at time of settlement.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 26
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 726
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,469	$ 6,758	$ -	$ 3,711
Financials	638	-	-	638
Materials	22,750	22,750	-	-
Telecommunication Services	468	468	-	-
Utilities	475	475	-	-
Bank Loan Obligations	14,325,734	-	14,220,249	105,485
Corporate Bonds	1,118,610	-	1,118,610	-
Other	-	-	-	-
Money Market Funds	1,112,943	1,112,943	-	-
Total Investments in Securities:	$ 16,592,087	$ 1,143,394	$ 15,338,859	$ 109,834
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.5%
Luxembourg	2.6%
Australia	2.2%
Netherlands	1.8%
Germany	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,383,962)	$ 15,479,144
Fidelity Central Funds (cost $1,112,943)	1,112,943
Total Investments (cost $16,496,905)		$ 16,592,087
Cash		124,084
Receivable for investments sold		140,061
Receivable for fund shares sold		16,367
Dividends receivable		172
Interest receivable		60,723
Distributions receivable from Fidelity Central Funds		116
Prepaid expenses		13
Total assets		16,933,623

Liabilities
Payable for investments purchased Regular delivery	$ 517,938
Delayed delivery	27,120
Payable for fund shares redeemed	48,863
Distributions payable	10,637
Accrued management fee	7,692
Distribution and service plan fees payable	1,200
Other affiliated payables	1,919
Other payables and accrued expenses	252
Total liabilities		615,621

Net Assets		$ 16,318,002
Net Assets consist of:
Paid in capital		$ 16,146,128
Undistributed net investment income		131,240
Accumulated undistributed net realized gain (loss) on investments		(54,548)
Net unrealized appreciation (depreciation) on investments		95,182
Net Assets		$ 16,318,002

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,627,663 ÷ 163,358 shares)	$ 9.96

Maximum offering price per share (100/97.25 of $9.96)	$ 10.24
Class T: Net Asset Value and redemption price per share ($269,089 ÷ 27,046 shares)	$ 9.95

Maximum offering price per share (100/97.25 of $9.95)	$ 10.23
Class B: Net Asset Value and offering price per share ($20,406 ÷ 2,051 shares)A	$ 9.95

Class C: Net Asset Value and offering price per share ($942,110 ÷ 94,575 shares)A	$ 9.96

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($9,775,458 ÷ 982,430 shares)	$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,683,276 ÷ 370,457 shares)	$ 9.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2014

Investment Income
Dividends		$ 1,729
Interest		324,203
Income from Fidelity Central Funds		726
Total income		326,658

Expenses
Management fee	$ 45,515
Transfer agent fees	10,444
Distribution and service plan fees	7,315
Accounting fees and expenses	913
Custodian fees and expenses	92
Independent trustees' compensation	31
Registration fees	405
Audit	88
Legal	32
Miscellaneous	55
Total expenses before reductions	64,890
Expense reductions	(31)	64,859
Net investment income (loss)		261,799
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,624
Change in net unrealized appreciation (depreciation) on investment securities		(20,313)
Net gain (loss)		(3,689)
Net increase (decrease) in net assets resulting from operations		$ 258,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 261,799	$ 410,895
Net realized gain (loss)	16,624	72,218
Change in net unrealized appreciation (depreciation)	(20,313)	9,078
Net increase (decrease) in net assets resulting from operations	258,110	492,191
Distributions to shareholders from net investment income	(252,800)	(375,589)
Distributions to shareholders from net realized gain	(57,139)	(52,959)
Total distributions	(309,939)	(428,548)
Share transactions - net increase (decrease)	904,590	4,793,436
Redemption fees	356	916
Total increase (decrease) in net assets	853,117	4,857,995

Net Assets
Beginning of period	15,464,885	10,606,890
End of period (including undistributed net investment income of $131,240 and undistributed net investment income of $122,241, respectively)	$ 16,318,002	$ 15,464,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 9.94	$ 9.73	$ 9.79	$ 9.31	$ 8.00
Income from Investment Operations
Net investment income (loss) E	.153	.310	.340	.317	.391	.354
Net realized and unrealized gain (loss)	- I	.070	.195	(.080)	.425	1.232
Total from investment operations	.153	.380	.535	.237	.816	1.586
Distributions from net investment income	(.147)	(.282)	(.325)	(.298)	(.287)	(.278)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.183)	(.331)	(.325)	(.298)	(.337)	(.278)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	.002
Net asset value, end of period	$ 9.96	$ 9.99	$ 9.94	$ 9.73	$ 9.79	$ 9.31
Total Return B, C, D	1.54%	3.89%	5.60%	2.46%	8.96%	20.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.99% A	.99%	.99%	1.00%	1.03%	1.05%
Expenses net of fee waivers, if any	.99% A	.99%	.99%	1.00%	1.03%	1.05%
Expenses net of all reductions	.99% A	.99%	.99%	1.00%	1.03%	1.04%
Net investment income (loss)	3.08% A	3.11%	3.47%	3.25%	4.11%	4.09%
Supplemental Data
Net assets, end of period (in millions)	$ 1,628	$ 1,681	$ 1,305	$ 1,587	$ 1,064	$ 518
Portfolio turnover rate G	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Income from Investment Operations
Net investment income (loss) E	.148	.299	.330	.312	.391	.349
Net realized and unrealized gain (loss)	- I	.071	.195	(.070)	.416	1.228
Total from investment operations	.148	.370	.525	.242	.807	1.577
Distributions from net investment income	(.142)	(.272)	(.315)	(.293)	(.288)	(.279)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.178)	(.321)	(.315)	(.293)	(.338)	(.279)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	.002
Net asset value, end of period	$ 9.95	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return B, C, D	1.50%	3.79%	5.50%	2.51%	8.87%	20.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.08% A	1.09%	1.09%	1.05%	1.02%	1.04%
Expenses net of fee waivers, if any	1.08% A	1.09%	1.09%	1.05%	1.02%	1.04%
Expenses net of all reductions	1.08% A	1.09%	1.09%	1.05%	1.02%	1.04%
Net investment income (loss)	2.99% A	3.01%	3.37%	3.19%	4.12%	4.10%
Supplemental Data
Net assets, end of period (in millions)	$ 269	$ 272	$ 241	$ 271	$ 242	$ 143
Portfolio turnover rate G	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 7.99
Income from Investment Operations
Net investment income (loss) E	.126	.256	.288	.266	.341	.305
Net realized and unrealized gain (loss)	- I	.071	.195	(.070)	.416	1.238
Total from investment operations	.126	.327	.483	.196	.757	1.543
Distributions from net investment income	(.120)	(.229)	(.273)	(.247)	(.238)	(.235)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.156)	(.278)	(.273)	(.247)	(.288)	(.235)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	.002
Net asset value, end of period	$ 9.95	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return B, C, D	1.27%	3.35%	5.05%	2.03%	8.30%	19.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.52% A	1.52%	1.52%	1.52%	1.55%	1.56%
Expenses net of fee waivers, if any	1.52% A	1.52%	1.52%	1.52%	1.55%	1.55%
Expenses net of all reductions	1.52% A	1.52%	1.52%	1.52%	1.55%	1.55%
Net investment income (loss)	2.55% A	2.58%	2.94%	2.72%	3.59%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 23	$ 24	$ 32	$ 43	$ 44
Portfolio turnover rate G	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 9.94	$ 9.73	$ 9.78	$ 9.31	$ 8.00
Income from Investment Operations
Net investment income (loss) E	.115	.235	.267	.244	.321	.288
Net realized and unrealized gain (loss)	- I	.070	.195	(.070)	.415	1.235
Total from investment operations	.115	.305	.462	.174	.736	1.523
Distributions from net investment income	(.109)	(.207)	(.252)	(.225)	(.217)	(.215)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.145)	(.256)	(.252)	(.225)	(.267)	(.215)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	.002
Net asset value, end of period	$ 9.96	$ 9.99	$ 9.94	$ 9.73	$ 9.78	$ 9.31
Total Return B, C, D	1.16%	3.11%	4.81%	1.80%	8.05%	19.43%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74% A	1.74%	1.74%	1.74%	1.76%	1.78%
Expenses net of fee waivers, if any	1.74% A	1.74%	1.74%	1.74%	1.76%	1.78%
Expenses net of all reductions	1.74% A	1.74%	1.74%	1.74%	1.76%	1.78%
Net investment income (loss)	2.32% A	2.35%	2.72%	2.50%	3.38%	3.35%
Supplemental Data
Net assets, end of period (in millions)	$ 942	$ 960	$ 806	$ 852	$ 622	$ 335
Portfolio turnover rate G	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Income from Investment Operations
Net investment income (loss) D	.167	.337	.368	.345	.418	.377
Net realized and unrealized gain (loss)	- H	.071	.195	(.070)	.417	1.225
Total from investment operations	.167	.408	.563	.275	.835	1.602
Distributions from net investment income	(.161)	(.310)	(.353)	(.326)	(.316)	(.304)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.197)	(.359)	(.353)	(.326)	(.366)	(.304)
Redemption fees added to paid in capital D	- H	.001	- H	.001	.001	.002
Net asset value, end of period	$ 9.95	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return B, C	1.69%	4.19%	5.91%	2.86%	9.18%	20.55%
Ratios to Average Net Assets E, G
Expenses before reductions	.70% A	.70%	.71%	.71%	.73%	.75%
Expenses net of fee waivers, if any	.70% A	.70%	.71%	.71%	.73%	.75%
Expenses net of all reductions	.70% A	.70%	.71%	.71%	.73%	.75%
Net investment income (loss)	3.37% A	3.39%	3.75%	3.53%	4.41%	4.39%
Supplemental Data
Net assets, end of period (in millions)	$ 9,775	$ 8,882	$ 5,720	$ 5,399	$ 3,566	$ 2,354
Portfolio turnover rate F	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.92	$ 9.71	$ 9.77	$ 9.29	$ 7.99
Income from Investment Operations
Net investment income (loss) D	.164	.332	.363	.341	.415	.379
Net realized and unrealized gain (loss)	- H	.071	.196	(.079)	.427	1.221
Total from investment operations	.164	.403	.559	.262	.842	1.600
Distributions from net investment income	(.158)	(.305)	(.349)	(.323)	(.313)	(.302)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.194)	(.354)	(.349)	(.323)	(.363)	(.302)
Redemption fees added to paid in capital D	- H	.001	- H	.001	.001	.002
Net asset value, end of period	$ 9.94	$ 9.97	$ 9.92	$ 9.71	$ 9.77	$ 9.29
Total Return B, C	1.66%	4.15%	5.87%	2.72%	9.27%	20.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.75% A	.75%	.75%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.75% A	.75%	.75%	.75%	.76%	.77%
Expenses net of all reductions	.75% A	.75%	.75%	.75%	.76%	.77%
Net investment income (loss)	3.32% A	3.34%	3.71%	3.50%	4.38%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$ 3,683	$ 3,646	$ 2,510	$ 1,992	$ 1,138	$ 469
Portfolio turnover rate F	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 179,763
Gross unrealized depreciation	(52,316)
Net unrealized appreciation (depreciation) on securities and other investments	$ 127,447

Tax cost	$ 16,464,640

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (12,891)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $5,872,626 and $4,460,329, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,092	$ 124
Class T	-%	.25%	340	4
Class B	.55%	.15%	77	61
Class C	.75%	.25%	4,806	950
			$ 7,315	$ 1,139

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 48
Class T	9
Class B*	12
Class C*	55
$ 124

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,220.15
Class T	322.24
Class B	25.23
Class C	711.15
Fidelity Floating Rate High Income Fund	5,135.11
Institutional Class	3,031.16
	$ 10,444

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 24,588	$ 41,401
Class T	3,874	7,141
Class B	265	529
Class C	10,511	18,030
Fidelity Floating Rate High Income Fund	153,718	214,851
Institutional Class	59,844	93,637
Total	$ 252,800	$ 375,589
From net realized gain
Class A	$ 6,085	$ 6,467
Class T	983	1,176
Class B	81	117
Class C	3,472	3,997
Fidelity Floating Rate High Income Fund	33,019	28,516
Institutional Class	13,499	12,686
Total	$ 57,139	$ 52,959

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	22,875	75,563	$ 228,535	$ 753,535
Reinvestment of distributions	2,525	3,658	25,210	36,455
Shares redeemed	(30,277)	(42,208)	(302,453)	(421,018)
Net increase (decrease)	(4,877)	37,013	$ (48,708)	$ 368,972
Class T
Shares sold	2,607	10,009	$ 26,018	$ 99,597
Reinvestment of distributions	439	727	4,371	7,232
Shares redeemed	(3,290)	(7,688)	(32,819)	(76,547)
Net increase (decrease)	(244)	3,048	$ (2,430)	$ 30,282

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class B
Shares sold	160	663	$ 1,596	$ 6,596
Reinvestment of distributions	28	50	281	495
Shares redeemed	(448)	(851)	(4,465)	(8,474)
Net increase (decrease)	(260)	(138)	$ (2,588)	$ (1,383)
Class C
Shares sold	8,291	30,392	$ 82,814	$ 303,076
Reinvestment of distributions	1,055	1,609	10,532	16,022
Shares redeemed	(10,838)	(17,011)	(108,232)	(169,644)
Net increase (decrease)	(1,492)	14,990	$ (14,886)	$ 149,454
Fidelity Floating Rate High Income Fund
Shares sold	207,340	483,346	$ 2,068,584	$ 4,812,772
Reinvestment of distributions	15,374	20,114	153,243	200,158
Shares redeemed	(130,141)	(189,555)	(1,297,625)	(1,887,500)
Net increase (decrease)	92,573	313,905	$ 924,202	$ 3,125,430
Institutional Class
Shares sold	71,292	203,411	$ 710,772	$ 2,024,367
Reinvestment of distributions	4,045	5,909	40,291	58,759
Shares redeemed	(70,435)	(96,688)	(702,063)	(962,445)
Net increase (decrease)	4,902	112,632	$ 49,000	$ 1,120,681

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2014 and for the year ended October 31, 2013, and the financial highlights for the six months ended April 30, 2014 and for each of the five years in the period ended October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2014 and for the year ended October 31, 2013, and the financial highlights for the six months ended April 30, 2014 and for each of the five years in the period ended October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AFRI-USAN-0614
1.784878.111

Fidelity®

Floating Rate High Income

Fund

(A Class of Fidelity Advisor®
Floating Rate High Income Fund)

Semiannual Report

April 30, 2014

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	.99%
Actual		$ 1,000.00	$ 1,015.40	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Class T	1.08%
Actual		$ 1,000.00	$ 1,015.00	$ 5.40
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Class B	1.52%
Actual		$ 1,000.00	$ 1,012.70	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class C	1.74%
Actual		$ 1,000.00	$ 1,011.60	$ 8.68
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70
Fidelity Floating Rate High Income Fund	.70%
Actual		$ 1,000.00	$ 1,016.90	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,016.60	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA Holdings, Inc.	3.2	3.2
Community Health Systems, Inc.	2.7	2.1
H.J. Heinz Co.	2.6	2.6
First Data Corp.	1.9	2.0
Hilton Worldwide Finance, LLC	1.8	2.4
	12.2
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	11.9	12.3
Technology	10.9	10.4
Telecommunications	6.5	6.5
Gaming	5.8	3.8
Electric Utilities	5.5	6.6
Quality Diversification (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
BBB 5.9%	BBB 5.2%
BB 38.8%	BB 45.0%
B 42.5%	B 34.9%
CCC,CC,C 2.8%	CCC,CC,C 2.5%
D 0.0%†	D 0.0%†
Not Rated 4.7%	Not Rated 3.2%
Other Investments 0.2%	Other Investments 0.2%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 9.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Bank Loan Obligations 87.8%		Bank Loan Obligations 83.0%
	Nonconvertible Bonds 6.9%		Nonconvertible Bonds 7.8%
	Common Stocks 0.2%		Common Stocks 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 5.1%		Short-Term Investments and Net Other Assets (Liabilities) 9.0%
* Foreign investments	10.5%	** Foreign investments	10.0%

Semiannual Report

Investments April 30, 2014

Showing Percentage of Net Assets

Bank Loan Obligations (f) - 87.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.9%
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (e)	$ 144,883	$ 144,339
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche B 1LN, term loan 3.5% 10/18/18 (e)	13,875	13,805
U.S. Airways, Inc. Tranche B 2LN, term loan 3% 11/23/16 (e)	25,000	24,938
		38,743
Automotive - 1.8%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/25/20 (e)	14,287	14,287
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (e)	7,739	7,739
Chrysler Group LLC:
term loan 3.25% 12/31/18 (e)	54,000	53,460
Tranche B, term loan 3.5% 5/24/17 (e)	81,665	81,563
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (e)	20,000	19,875
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	16,958	17,063
Tranche 2LN, term loan 10% 11/27/21 (e)	24,370	24,340
Schaeffler AG Tranche C, term loan 4.25% 1/27/17 (e)	41,000	41,154
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (e)	16,000	16,120
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (e)	26,746	26,612
		302,213
Broadcasting - 2.8%
Clear Channel Capital I LLC Tranche B, term loan 3.8003% 1/29/16 (e)	88,025	87,365
Clear Channel Communications, Inc. Tranche D, term loan 6.9003% 1/30/19 (e)	68,720	68,119
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (e)	28,928	29,072
Nielsen Finance LLC Tranche B 2LN, term loan 3.152% 4/15/21 (e)	80,000	80,000
Nine Entertainment Co. Tranche B, term loan 3.25% 2/5/20 (e)	14,865	14,642
TWCC Holding Corp. term loan 3.5% 2/11/17 (e)	66,020	65,071
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Univision Communications, Inc.:
Tranche C 3LN, term loan 4% 3/1/20 (e)	$ 9,900	$ 9,838
Tranche C 4LN, term loan 4% 3/1/20 (e)	104,124	103,473
		457,580
Building Materials - 0.8%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (e)	34,909	34,821
Armstrong World Industries, Inc. Tranche B, term loan 3.5% 3/15/20 (e)	23,710	23,710
Continental Building Products Tranche B 1LN, term loan 4.75% 8/28/20 (e)	15,880	15,880
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (e)	42,091	42,038
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (e)	7,095	7,024
		123,473
Cable TV - 4.9%
Atlantic Broad Tranche B, term loan 3.25% 11/30/19 (e)	27,395	27,121
CCO Holdings, LLC Tranche 3LN, term loan 2.6503% 9/6/14 (e)	69,097	68,903
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	122,966	122,351
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (e)	48,963	48,289
Tranche F, term loan 3% 1/3/21 (e)	94,709	93,289
CSC Holdings LLC Tranche B, term loan 2.6503% 4/17/20 (e)	133,327	131,500
Numericable LLC:
Tranche B 1LN, term loan 4/23/20 (g)	40,187	40,137
Tranche B 2LN, term loan 4/23/20 (g)	34,768	34,724
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (e)	6,775	6,775
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	34,000	33,660
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (e)	55,000	54,450
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (e)	32,670	32,752
Ziggo B.V.:
Tranche B 1LN, term loan:
1/15/22 (g)	2,063	2,027
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Ziggo B.V.: - continued
3.25% 1/15/22 (e)	$ 35,286	$ 34,668
Tranche B 2LN, term loan:
1/15/22 (g)	1,934	1,900
3.25% 1/15/22 (e)	22,134	21,747
Tranche B 3LN, term loan 1/15/22 (g)	39,583	38,891
		793,184
Capital Goods - 0.3%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (e)	7,862	8,019
SRAM LLC. Tranche B, term loan 4.0092% 4/10/20 (e)	40,271	39,667
		47,686
Chemicals - 1.0%
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (e)	30,482	30,558
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/18/18 (e)	2,948	2,948
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (e)	39,548	39,449
Royal Adhesives & Sealants LLC Tranche B 1LN, term loan 5.5% 7/31/18 (e)	15,547	15,586
Tata Chemicals North America, Inc. Tranche B, term loan 3.75% 8/9/20 (e)	12,903	12,838
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4% 2/1/20 (e)	54,588	54,451
		155,830
Consumer Products - 1.1%
Jarden Corp. Tranche B, term loan 2.7162% 3/31/18 (e)	16,037	16,037
Kate Spade & Co. Tranche B, term loan 4/10/21 (g)	17,965	17,965
NBTY, Inc. Tranche B 2LN, term loan 3.5% 10/1/17 (e)	14,179	14,161
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (e)	30,923	30,884
Tranche B, term loan 3.25% 11/19/17 (e)	13,500	13,483
Spotless Holdings Ltd. Tranche B 1LN, term loan 5% 10/2/18 (e)	16,859	16,922
Sun Products Corp. Tranche B, term loan 5.5125% 3/23/20 (e)	15,210	14,488
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (e)	$ 18,924	$ 18,807
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	42,861	42,433
		185,180
Containers - 2.1%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
4% 12/17/19 (e)	55,630	55,352
4.25% 12/17/19 (e)	17,481	17,394
Berlin Packaging, LLC:
Tranche 1LN, term loan 4.75% 4/3/19 (e)	7,532	7,561
Tranche 2LN, term loan 8.75% 4/3/20 (e)	3,855	3,937
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (e)	15,000	14,888
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (e)	110,106	109,005
BWAY Holding Co. Tranche B, term loan 4.5% 8/6/17 (e)	15,148	15,186
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	8,845	8,857
Multi Packaging Solutions, Inc. term loan 4.25% 9/30/20 (e)	7,000	6,983
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (e)	95,112	95,112
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (e)	3,804	3,783
		338,058
Diversified Financial Services - 2.6%
AlixPartners LLP Tranche B 2LN, term loan 4% 7/10/20 (e)	19,750	19,701
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	51,095	51,095
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	14,920	14,920
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (e)	14,906	14,981
Flying Fortress, Inc. term loan 3.5% 6/30/17 (e)	97,833	97,833
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (e)	15,366	15,241
Home Loan Servicing Solutions Ltd. Tranche B, term loan 4.5% 6/27/20 (e)	14,639	14,639
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (e)	32,846	32,682
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	8,000	8,190
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (e)	$ 30,616	$ 30,769
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (e)	20,181	20,231
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	22,770	22,713
TransUnion LLC Tranche B, term loan 4% 4/9/21 (e)	77,500	77,113
		420,108
Diversified Media - 0.6%
Advanstar Communications, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (e)	8,415	8,489
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (e)	18,454	18,546
Media General, Inc. Tranche B. term loan 4.25% 7/31/20 (e)	23,810	23,839
WMG Acquisition Corp. term loan 3.75% 7/1/20 (e)	55,712	55,434
		106,308
Electric Utilities - 5.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
8/13/18 (h)	3,960	4,019
6.375% 8/13/19 (e)	60,222	61,125
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (e)	85,127	83,105
Tranche B 2LN, term loan 3.25% 1/31/22 (e)	54,325	53,170
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (e)	11,714	11,744
Tranche B 3LN, term loan 4% 10/9/19 (e)	29,562	29,562
Tranche B, term loan 4% 4/1/18 (e)	108,374	108,645
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (e)	25,765	25,765
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (e)	23,750	23,780
Tranche C, term loan 4.25% 12/31/19 (e)	32,210	32,210
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (e)	16,032	16,032
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	33,662	33,999
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	82,393	82,393
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (e)	83,589	82,544
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	23,496	22,615
The AES Corp. Tranche B, term loan 3.75% 6/1/18 (e)	65,286	65,534
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (e)	$ 35,787	$ 34,892
TXU Energy LLC Tranche B, term loan:
3.7369% 10/10/14 (e)	10,052	7,602
4.7369% 10/10/17 (e)	66,622	50,383
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (e)	16,376	16,172
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (e)	2,772	2,841
		848,132
Energy - 4.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	8,778	9,107
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (e)	35,915	36,050
Atlas Energy LP Tranche B, term loan 6.5% 7/31/19 (e)	8,069	8,211
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (e)	29,675	29,786
Tranche C, term loan 5.25% 3/14/21 (e)	2,070	2,078
EP Energy LLC term loan 4.5% 4/30/19 (e)	1,500	1,500
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	42,333	42,069
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (e)	16,154	16,356
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (e)	140,755	144,978
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	39,825	39,725
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (e)	12,401	12,417
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (e)	44,750	44,920
Northeast Wind Capital II, LLC Tranche B, term loan 5% 11/14/20 (e)	14,467	14,612
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (e)	18,546	18,407
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	24,470	24,439
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	5,000	5,113
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	11,000	11,289
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (e)	30,509	30,432
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (e)	42,280	42,069
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (e)	$ 19,950	$ 19,726
Sheridan Investment Partners I term loan 4.25% 12/16/20 (e)	51,090	51,090
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (e)	7,107	7,107
Tranche M, term loan 4.25% 12/16/20 (e)	2,651	2,651
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (e)	26,394	26,624
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (e)	14,850	14,776
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	26,289	26,355
		681,887
Entertainment/Film - 1.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (e)	24,762	24,731
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (e)	26,660	26,560
Cinemark U.S.A., Inc. Tranche B, term loan 3.16% 12/18/19 (e)	14,713	14,731
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (e)	62,509	61,884
Live Nation Entertainment, Inc. Tranche B, term loan 3.5% 8/16/20 (e)	19,358	19,213
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5/1/21 (g)	35,000	34,825
		181,944
Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (e)	35,550	35,372
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (e)	22,085	21,975
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (e)	24,767	24,427
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (e)	5,690	5,775
Tranche B 1LN, term loan 4% 12/18/20 (e)	21,676	21,621
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (e)	10,973	10,945
		120,115
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - 1.4%
Albertson's LLC:
Tranche B 1LN, term loan 4.25% 3/21/16 (e)	$ 17,676	$ 17,676
Tranche B 2LN, term loan 4.75% 3/21/19 (e)	9,536	9,547
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	21,582	20,287
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	7,343	7,416
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (e)	21,890	21,616
Rite Aid Corp.:
Tranche 2 LN2, term loan 4.875% 6/21/21 (e)	25,210	25,462
Tranche 2LN, term loan 5.75% 8/21/20 (e)	13,590	13,879
Tranche B 7LN, term loan 3.5% 2/21/20 (e)	48,136	48,076
Roundys Supermarket, Inc. Tranche B LN, term loan 5.75% 3/3/21 (e)	20,000	20,025
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (e)	23,124	23,126
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (e)	14,729	14,674
		221,784
Food/Beverage/Tobacco - 3.8%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (e)	3,000	2,918
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (e)	42,677	42,624
Tranche B 2LN, term loan 8.25% 11/30/20 (e)	25,000	25,438
Big Heart Pet Brands Tranche B LN, term loan 3.5% 3/8/20 (e)	50,000	49,375
H.J. Heinz Co.:
Tranche B 1LN, term loan 3.25% 6/7/19 (e)	24,813	24,844
Tranche B 2LN, term loan 3.5% 6/7/20 (e)	402,350	404,350
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (e)	19,242	19,242
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (e)	8,671	8,671
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (e)	49,333	49,241
		626,703
Gaming - 5.7%
Bally Technologies, Inc. Tranche B, term loan 4.25% 11/25/20 (e)	29,581	29,618
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20 (e)	26,498	26,498
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	$ 258,260	$ 259,551
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (g)	96,605	96,363
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (e)	73,162	73,527
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (e)	46,238	47,221
5.5% 11/21/19 (e)	19,816	20,237
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (e)	9,000	9,383
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	59,850	59,476
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	109,491	108,812
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (e)	29,770	30,187
Motor City Casino Tranche B, term loan 5% 3/1/17 (e)	4,336	4,309
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (e)	29,161	29,089
Scientific Games Corp. Tranche B, term loan 4.25% 10/18/20 (e)	78,803	78,605
Seminole Tribe of Florida Tranche B, term loan 3% 4/29/20 (e)	13,680	13,646
Shingle Springs Tribal Gaming Authority Tranche B, term loan 6.25% 8/29/19 (e)	8,038	8,239
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (e)	16,300	16,280
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (e)	14,429	14,140
		925,181
Healthcare - 11.6%
Akorn, Inc. Tranche B, term loan 4.5% 4/17/21 (e)	24,415	24,415
Alkermes, Inc. term loan 3.5% 9/25/19 (e)	13,573	13,557
Biomet, Inc. Term B 2LN, term loan 3.6612% 7/25/17 (e)	41,576	41,630
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (e)	70,307	70,658
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (e)	334,876	335,713
Tranche E, term loan 3.4686% 1/25/17 (e)	82,663	82,456
DaVita HealthCare Partners, Inc.:
Tranche A, term loan 2.91% 10/20/15 (e)	38,978	38,880
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
DaVita HealthCare Partners, Inc.: - continued
Tranche B 2LN, term loan 4% 11/1/19 (e)	$ 55,065	$ 55,272
Tranche B, term loan 4.5% 10/20/16 (e)	84,685	84,897
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	76,978	76,208
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	36,553	36,621
Grifols, S.A. Tranche B, term loan 3.1503% 2/27/21 (e)	50,000	49,875
HCA Holdings, Inc.:
Tranche A 4LN, term loan 2.6503% 2/2/16 (e)	292,736	292,005
Tranche B 4LN, term loan 2.9836% 5/1/18 (e)	35,870	35,827
Tranche B 5LN, term loan 2.9003% 3/31/17 (e)	155,891	155,891
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	36,145	35,422
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (e)	34,563	34,563
Ikaria, Inc.:
Tranche 2LN, term loan 8.75% 2/12/22 (e)	6,510	6,576
Tranche B 1LN, term loan 5% 2/12/21 (e)	40,680	40,782
Jazz Pharmaceuticals, Inc. Tranche B 2LN, term loan 3.25% 6/12/18 (e)	8,997	8,986
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (e)	58,330	58,111
MModal, Inc. Tranche B, term loan 9% 8/17/19 (e)	6,511	5,144
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (e)	63,626	63,308
National Mentor Holdings, Inc. Tranche B, term loan 4.75% 1/31/21 (e)	19,940	19,940
Quintiles Transnational Corp. Tranche B 3LN, term loan 3.75% 6/8/18 (e)	25,000	24,906
Rural/Metro Corp. Tranche B, term loan 9% 6/30/18 (e)	5,093	4,810
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (e)	29,205	29,351
Sheridan Healthcare, Inc. Tranche 1LN, term loan 4.5% 6/29/18 (e)	6,883	6,874
Sheridan Holdings, Inc. Trache 2LN, term loan 8.25% 12/18/21 (e)	16,185	16,348
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (e)	16,382	16,300
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (e)	6,808	6,808
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (e)	5,545	5,587
Tranche B 2LN, term loan 4.25% 7/3/19 (e)	30,064	30,026
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Universal Health Services, Inc. Tranche A, term loan 1.7321% 11/15/15 (e)	$ 10,393	$ 10,367
Valeant Pharmaceuticals International:
Tranche BC 2LN, term loan 3.75% 12/11/19 (e)	30,535	30,535
Tranche BD 2LN, term loan 3.75% 2/13/19 (e)	51,511	51,447
		1,900,096
Homebuilders/Real Estate - 0.7%
CBRE Group, Inc. Tranche B, term loan 2.9018% 3/28/21 (e)	20,006	19,906
RE/MAX LLC Tranche B, term loan 4% 7/31/20 (e)	6,502	6,502
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	3,324	3,316
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	81,182	80,776
		110,500
Hotels - 3.3%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (e)	15,420	15,613
Tranche B 1LN, term loan 3.5% 6/27/20 (e)	51,140	50,756
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	297,779	296,662
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	134,990	134,315
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (e)	40,309	40,410
		537,756
Insurance - 0.2%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (e)	16,861	16,882
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (e)	17,500	17,456
		34,338
Leisure - 0.7%
ClubCorp Club Operations, Inc. Tranche B, term loan 4% 7/24/20 (e)	23,912	23,792
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (e)	19,750	19,701
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/14/20 (e)	46,707	45,717
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Leisure - continued
Seminole Hard Rock Entertainment, Inc. Tranche B, term loan 3.5% 5/14/20 (e)	$ 9,612	$ 9,540
Six Flags, Inc. Tranche B, term loan 3.5011% 12/20/18 (e)	14,707	14,652
		113,402
Metals/Mining - 4.2%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (e)	22,600	21,781
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (e)	12,569	12,632
Tranche B 2LN, term loan 8.75% 1/25/21 (e)	3,000	3,060
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (e)	28,500	28,429
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (e)	21,604	21,658
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (e)	279,483	277,736
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (e)	51,810	52,328
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (e)	50,072	50,012
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (e)	20,000	20,300
Tranche B 1LN, term loan 4.25% 7/19/19 (e)	12,359	12,359
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	69,650	69,650
U.S. Silica Co. Tranche B, term loan 4% 7/23/20 (e)	24,277	24,277
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (e)	96,873	92,998
		687,220
Paper - 0.0%
Bear Island Paper Co. LLC Tranche B 2LN, term loan 13% 9/13/17	232	185
Publishing/Printing - 2.0%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (e)	50,410	51,166
Cenveo Corp. Tranche B, term loan 6.25% 2/13/17 (e)	8,529	8,507
Dex Media East LLC term loan 6% 12/31/16 (e)	5,757	4,059
Dex Media West LLC/Dex Media West Finance Co. term loan 8% 12/31/16 (e)	1,312	1,056
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	88,956	85,064
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (e)	$ 17,584	$ 17,628
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (e)	19,860	19,885
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (e)	16,096	16,207
Newsday LLC Tranche A, term loan 3.6503% 10/12/16 (e)	11,077	11,082
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (e)	109,900	110,038
		324,692
Restaurants - 0.6%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (e)	23,191	23,191
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (e)	55,000	54,519
Focus Brands, Inc. Trancher B 1LN, term loan 4.2525% 2/21/18 (e)	4,781	4,781
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	9,371	9,364
NPC International, Inc. Tranche B, term loan 4% 12/28/18 (e)	4,955	4,949
		96,804
Services - 3.6%
ARAMARK Corp.:
Credit-Linked Deposit 3.7306% 7/26/16 (e)	3,579	3,552
Tranche F, term loan 3.25% 2/24/21 (e)	75,000	74,063
3.7306% 7/26/16 (e)	4,666	4,654
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (e)	14,850	14,794
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (e)	23,325	23,296
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (e)	51,002	50,938
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (e)	19,687	19,736
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (e)	5,500	5,589
Tranche B 1LN, term loan 4.5% 11/21/20 (e)	7,875	7,905
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (e)	62,671	62,201
Tranche B, term loan 3.75% 3/11/18 (e)	22,632	22,632
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Interactive Data Corp. Tranche B 2LN, term loan 3.75% 2/11/18 (e)	$ 32,496	$ 32,577
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	97,276	96,060
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	53,000	52,205
Nord Anglia Education Tranche B, term loan 4.5% 3/21/21 (e)	23,000	22,971
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (e)	4,988	5,137
Tranche B 1LN, term loan 4.5% 12/3/20 (e)	11,007	11,049
ServiceMaster Co.:
term loan 4.25% 1/31/17 (e)	55,350	55,280
Tranche B2, term loan 4.41% 1/31/17 (e)	21,610	21,583
The Geo Group, Inc. Tranche B, term loan 3.25% 4/3/20 (e)	5,940	5,933
		592,155
Shipping - 0.7%
CEVA Group PLC:
Tranche B, term loan 6.5% 3/19/21 (e)	24,066	23,705
Tranche C, term loan 6.5% 3/19/21 (e)	8,944	8,809
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (e)	33,353	32,769
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (e)	17,561	17,605
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (e)	27,431	27,637
		110,525
Super Retail - 3.2%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (e)	27,117	27,117
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (e)	24,285	24,225
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	20,110	20,638
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	62,808	62,808
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (e)	57,955	57,448
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (e)	45,160	44,880
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (e)	83,047	82,216
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	$ 40,357	$ 40,357
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (e)	19,069	19,189
Tranche B, term loan 3.75% 3/30/18 (e)	1,909	1,916
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	128,254	129,536
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (e)	12,605	12,589
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	7,416	7,398
		530,317
Technology - 10.5%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (e)	132,210	132,210
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4% 5/15/18 (e)	9,790	9,790
Tranche B, term loan 4.5% 12/28/18 (e)	32,415	32,496
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (e)	14,254	14,236
Tranche B 2LN, term loan 7.5% 1/23/22 (e)	3,630	3,675
Avago Technologies, Inc. Tranche B, term loan 4/16/21 (g)	63,785	64,104
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	32,050	31,849
5% 9/10/20 (e)	188,981	188,036
Ceridian Corp. Tranche B, term loan 4.4018% 5/9/17 (e)	24,546	24,546
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (e)	36,544	36,453
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (e)	57,207	56,563
Dealer Computer Services, Inc. Tranche BA 2LN, term loan 2.1503% 4/21/16 (e)	13,808	13,877
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	200,993	200,751
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (e)	18,010	17,987
First Data Corp.:
term loan:
3.6523% 3/24/17 (e)	118,529	117,937
4.1523% 3/24/18 (e)	99,079	98,584
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
First Data Corp.: - continued
Tranche B, term loan 4.1523% 9/24/18 (e)	$ 53,162	$ 52,896
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (e)	76,369	76,273
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (e)	67,872	67,363
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (e)	5,057	5,070
Genpact Ltd. Tranche B, term loan 3.5% 8/30/19 (e)	13,826	13,791
Go Daddy Operating Co., LLC Tranche B 3LN, term loan 4% 12/17/18 (e)	15,890	15,830
GXS Group, Inc. Tranche B, term loan 3.25% 1/16/21 (e)	16,958	16,915
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (e)	24,675	24,490
Tranche B 5LN, term loan 3.75% 6/3/20 (e)	58,853	58,488
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (e)	19,900	19,926
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (e)	39,881	39,682
Tranche 2LN, term loan 8.25% 5/22/21 (e)	13,454	13,487
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (e)	29,845	30,743
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	41,647	41,491
Nuance Communications, Inc. Tranche C, term loan 2.91% 8/7/19 (e)	28,604	28,103
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (e)	24,500	24,378
Tranche 2LN, term loan 8% 4/9/22 (e)	11,500	11,443
Rovi Corp. Tranche A, term loan 2.66% 2/7/16 (e)	3,006	2,991
Sophia L.P. Tranche B 1LN, term loan 4% 7/19/18 (e)	7,478	7,525
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9025% 2/28/17 (e)	32,706	32,761
Tranche E, term loan 4% 3/8/20 (e)	54,917	55,054
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (e)	9,598	9,574
4% 4/23/19 (e)	19,390	19,342
		1,710,710
Telecommunications - 5.0%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (e)	160,664	162,873
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Consolidated Communications, Inc. Tranche B, term loan 4.25% 12/23/20 (e)	$ 14,484	$ 14,484
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (e)	104,997	104,997
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (e)	9,000	8,955
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	14,464	14,482
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	18,322	18,872
Genesys Telecom Holdings U.S., Inc. Tranche B, term loan 4% 2/8/20 (e)	24,812	24,595
Integra Telecom Holdings, Inc. Tranche B, term loan 5.25% 2/22/19 (e)	12,870	12,902
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	132,070	132,242
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (e)	13,330	13,363
Tranche B 4LN, term loan 4% 1/15/20 (e)	85,500	85,714
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/11/21 (e)	3,868	3,897
Tranche B 1LN, term loan 4% 4/11/20 (e)	33,416	33,249
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (e)	35,000	34,825
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (e)	4,635	4,670
Tranche B 1LN, term loan 4.75% 4/30/20 (e)	40,164	40,014
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (e)	69,300	69,127
Windstream Corp. Tranche B 4LN, term loan 3.5% 1/23/20 (e)	34,563	34,303
		813,564
Textiles & Apparel - 0.3%
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (e)	45,192	45,022
TOTAL BANK LOAN OBLIGATIONS (Cost $14,280,619)		14,325,734
Nonconvertible Bonds - 6.9%
	Principal Amount (000s)	Value (000s)
Air Transportation - 0.1%
Continental Airlines, Inc.:
6.125% 4/29/18 (c)	$ 3,000	$ 3,195
9.25% 5/10/17	1,829	2,067
		5,262
Automotive - 0.3%
General Motors Acceptance Corp. 2.4361% 12/1/14 (e)	40,000	40,152
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
2.9079% 7/18/16 (e)	75,000	76,830
3.125% 1/15/16	4,000	4,080
4.625% 6/26/15	4,000	4,151
Bank of America Corp. 1.0536% 3/22/16 (e)	5,000	5,033
GMAC LLC 2.4361% 12/1/14 (e)	70,187	70,592
		160,686
Broadcasting - 0.2%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,584
Clear Channel Communications, Inc. 9% 12/15/19	8,677	9,241
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,326
Univision Communications, Inc. 6.75% 9/15/22 (c)	5,368	5,905
		31,056
Building Materials - 0.1%
CEMEX S.A.B. de CV 4.9765% 10/15/18 (c)(e)	10,000	10,525
HD Supply, Inc. 7.5% 7/15/20	10,000	10,825
		21,350
Cable TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	16,660
5.25% 3/15/21	13,070	13,315
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	10,815	11,329
Lynx I Corp. 5.375% 4/15/21 (c)	5,000	5,125
Numericable Group SA 4.875% 5/15/19 (c)(d)	27,120	27,391
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	7,000	7,070
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,815
		82,705
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	$ 3,000	$ 3,090
Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	5,000	5,163
Containers - 0.5%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,439	5,765
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.375% 10/15/17 (c)	10,736	11,367
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	58,325	60,658
7.125% 4/15/19	5,000	5,275
		83,065
Diversified Financial Services - 0.7%
CIT Group, Inc.:
4.75% 2/15/15 (c)	14,000	14,368
5% 5/15/17	7,000	7,481
Citigroup, Inc. 1.1888% 7/25/16 (e)	10,000	10,107
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (c)	18,720	18,860
4.875% 3/15/19 (c)	15,000	15,206
International Lease Finance Corp.:
2.1834% 6/15/16 (e)	29,485	29,780
3.875% 4/15/18	7,000	7,105
4.875% 4/1/15	4,000	4,125
6.25% 5/15/19	10,000	11,038
		118,070
Diversified Media - 0.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	5,130	5,463
6.5% 11/15/22	13,870	14,841
		20,304
Electric Utilities - 0.3%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20 (c)	32,605	34,521
12% 3/1/22 (c)	11,000	13,090
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,180
		51,791
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - 0.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	$ 7,000	$ 7,088
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23	3,000	2,963
6.625% 10/1/20	5,645	5,984
Chesapeake Energy Corp. 3.4677% 4/15/19 (e)	29,720	30,017
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,000	4,290
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,806
Western Refining, Inc. 6.25% 4/1/21	5,305	5,517
		60,665
Entertainment/Film - 0.1%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,185
Regal Entertainment Group 5.75% 2/1/25	3,090	3,059
		6,244
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (c)	4,000	3,820
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (c)	10,000	9,975
Healthcare - 0.3%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	11,306
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,719
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,188
Tenet Healthcare Corp. 4.75% 6/1/20	8,680	8,723
		53,936
Homebuilders/Real Estate - 0.1%
CBRE Group, Inc. 5% 3/15/23	17,990	18,125
Leisure - 0.0%
Six Flags Entertainment Corp. 5.25% 1/15/21 (c)	4,000	4,040
Metals/Mining - 0.1%
CONSOL Energy, Inc. 8% 4/1/17	6,475	6,748
Peabody Energy Corp. 6% 11/15/18	5,000	5,313
		12,061
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9861% 12/1/17 (c)(e)	14,410	14,464
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (e)	3,000	3,161
		17,625
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Technology - 0.4%
Brocade Communications Systems, Inc. 4.625% 1/15/23	$ 7,235	$ 6,928
First Data Corp. 6.75% 11/1/20 (c)	39,130	41,771
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (c)	14,760	15,609
5.75% 3/15/23 (c)	5,000	5,288
		69,596
Telecommunications - 1.5%
Altice Financing SA:
6.5% 1/15/22 (c)	7,240	7,584
7.875% 12/15/19 (c)	4,000	4,368
Columbus International, Inc. 7.375% 3/30/21 (c)	14,535	15,189
DigitalGlobe, Inc. 5.25% 2/1/21	3,905	3,807
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	20,550
iPCS, Inc. 3.4876% 5/1/14 pay-in-kind (e)	69,150	69,150
Level 3 Financing, Inc. 3.8459% 1/15/18 (c)(e)	15,000	15,225
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,950
6.9% 5/1/19	5,000	5,488
Sprint Communications, Inc.:
6% 11/15/22	30,000	30,225
9% 11/15/18 (c)	3,000	3,656
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,000	3,101
Verizon Communications, Inc.:
1.7634% 9/15/16 (e)	20,000	20,582
1.9841% 9/14/18 (e)	35,000	36,954
		239,829
TOTAL NONCONVERTIBLE BONDS (Cost $1,084,851)		1,118,610
Common Stocks - 0.2%
	Shares
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (a)	229,315	1,470
ION Media Networks, Inc. (a)	2,842	1,919
		3,389
Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	22,750
Common Stocks - continued
	Shares	Value (000s)
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	$ 638
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	475
Entertainment/Film - 0.0%
MGM Holdings, Inc. (a)	71,585	5,288
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	1,771
Paper - 0.0%
White Birch Cayman Holdings Ltd. (a)	12,570	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(i)	13,699	21
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	468
TOTAL COMMON STOCKS (Cost $18,492)		34,800
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.11% (b) (Cost $1,112,943)	1,112,943,074	1,112,943
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $16,496,905)		16,592,087
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(274,085)
NET ASSETS - 100%		$ 16,318,002
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $336,060,000 or 2.1% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) The coupon rate will be determined upon settlement of the loan after period end.

(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,960,000 and $4,019,000, respectively. The coupon rate will be determined at time of settlement.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 26
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 726
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,469	$ 6,758	$ -	$ 3,711
Financials	638	-	-	638
Materials	22,750	22,750	-	-
Telecommunication Services	468	468	-	-
Utilities	475	475	-	-
Bank Loan Obligations	14,325,734	-	14,220,249	105,485
Corporate Bonds	1,118,610	-	1,118,610	-
Other	-	-	-	-
Money Market Funds	1,112,943	1,112,943	-	-
Total Investments in Securities:	$ 16,592,087	$ 1,143,394	$ 15,338,859	$ 109,834
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.5%
Luxembourg	2.6%
Australia	2.2%
Netherlands	1.8%
Germany	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,383,962)	$ 15,479,144
Fidelity Central Funds (cost $1,112,943)	1,112,943
Total Investments (cost $16,496,905)		$ 16,592,087
Cash		124,084
Receivable for investments sold		140,061
Receivable for fund shares sold		16,367
Dividends receivable		172
Interest receivable		60,723
Distributions receivable from Fidelity Central Funds		116
Prepaid expenses		13
Total assets		16,933,623

Liabilities
Payable for investments purchased Regular delivery	$ 517,938
Delayed delivery	27,120
Payable for fund shares redeemed	48,863
Distributions payable	10,637
Accrued management fee	7,692
Distribution and service plan fees payable	1,200
Other affiliated payables	1,919
Other payables and accrued expenses	252
Total liabilities		615,621

Net Assets		$ 16,318,002
Net Assets consist of:
Paid in capital		$ 16,146,128
Undistributed net investment income		131,240
Accumulated undistributed net realized gain (loss) on investments		(54,548)
Net unrealized appreciation (depreciation) on investments		95,182
Net Assets		$ 16,318,002

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,627,663 ÷ 163,358 shares)	$ 9.96

Maximum offering price per share (100/97.25 of $9.96)	$ 10.24
Class T: Net Asset Value and redemption price per share ($269,089 ÷ 27,046 shares)	$ 9.95

Maximum offering price per share (100/97.25 of $9.95)	$ 10.23
Class B: Net Asset Value and offering price per share ($20,406 ÷ 2,051 shares)A	$ 9.95

Class C: Net Asset Value and offering price per share ($942,110 ÷ 94,575 shares)A	$ 9.96

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($9,775,458 ÷ 982,430 shares)	$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,683,276 ÷ 370,457 shares)	$ 9.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2014

Investment Income
Dividends		$ 1,729
Interest		324,203
Income from Fidelity Central Funds		726
Total income		326,658

Expenses
Management fee	$ 45,515
Transfer agent fees	10,444
Distribution and service plan fees	7,315
Accounting fees and expenses	913
Custodian fees and expenses	92
Independent trustees' compensation	31
Registration fees	405
Audit	88
Legal	32
Miscellaneous	55
Total expenses before reductions	64,890
Expense reductions	(31)	64,859
Net investment income (loss)		261,799
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,624
Change in net unrealized appreciation (depreciation) on investment securities		(20,313)
Net gain (loss)		(3,689)
Net increase (decrease) in net assets resulting from operations		$ 258,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 261,799	$ 410,895
Net realized gain (loss)	16,624	72,218
Change in net unrealized appreciation (depreciation)	(20,313)	9,078
Net increase (decrease) in net assets resulting from operations	258,110	492,191
Distributions to shareholders from net investment income	(252,800)	(375,589)
Distributions to shareholders from net realized gain	(57,139)	(52,959)
Total distributions	(309,939)	(428,548)
Share transactions - net increase (decrease)	904,590	4,793,436
Redemption fees	356	916
Total increase (decrease) in net assets	853,117	4,857,995

Net Assets
Beginning of period	15,464,885	10,606,890
End of period (including undistributed net investment income of $131,240 and undistributed net investment income of $122,241, respectively)	$ 16,318,002	$ 15,464,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 9.94	$ 9.73	$ 9.79	$ 9.31	$ 8.00
Income from Investment Operations
Net investment income (loss) E	.153	.310	.340	.317	.391	.354
Net realized and unrealized gain (loss)	- I	.070	.195	(.080)	.425	1.232
Total from investment operations	.153	.380	.535	.237	.816	1.586
Distributions from net investment income	(.147)	(.282)	(.325)	(.298)	(.287)	(.278)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.183)	(.331)	(.325)	(.298)	(.337)	(.278)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	.002
Net asset value, end of period	$ 9.96	$ 9.99	$ 9.94	$ 9.73	$ 9.79	$ 9.31
Total Return B, C, D	1.54%	3.89%	5.60%	2.46%	8.96%	20.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.99% A	.99%	.99%	1.00%	1.03%	1.05%
Expenses net of fee waivers, if any	.99% A	.99%	.99%	1.00%	1.03%	1.05%
Expenses net of all reductions	.99% A	.99%	.99%	1.00%	1.03%	1.04%
Net investment income (loss)	3.08% A	3.11%	3.47%	3.25%	4.11%	4.09%
Supplemental Data
Net assets, end of period (in millions)	$ 1,628	$ 1,681	$ 1,305	$ 1,587	$ 1,064	$ 518
Portfolio turnover rate G	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Income from Investment Operations
Net investment income (loss) E	.148	.299	.330	.312	.391	.349
Net realized and unrealized gain (loss)	- I	.071	.195	(.070)	.416	1.228
Total from investment operations	.148	.370	.525	.242	.807	1.577
Distributions from net investment income	(.142)	(.272)	(.315)	(.293)	(.288)	(.279)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.178)	(.321)	(.315)	(.293)	(.338)	(.279)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	.002
Net asset value, end of period	$ 9.95	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return B, C, D	1.50%	3.79%	5.50%	2.51%	8.87%	20.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.08% A	1.09%	1.09%	1.05%	1.02%	1.04%
Expenses net of fee waivers, if any	1.08% A	1.09%	1.09%	1.05%	1.02%	1.04%
Expenses net of all reductions	1.08% A	1.09%	1.09%	1.05%	1.02%	1.04%
Net investment income (loss)	2.99% A	3.01%	3.37%	3.19%	4.12%	4.10%
Supplemental Data
Net assets, end of period (in millions)	$ 269	$ 272	$ 241	$ 271	$ 242	$ 143
Portfolio turnover rate G	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 7.99
Income from Investment Operations
Net investment income (loss) E	.126	.256	.288	.266	.341	.305
Net realized and unrealized gain (loss)	- I	.071	.195	(.070)	.416	1.238
Total from investment operations	.126	.327	.483	.196	.757	1.543
Distributions from net investment income	(.120)	(.229)	(.273)	(.247)	(.238)	(.235)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.156)	(.278)	(.273)	(.247)	(.288)	(.235)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	.002
Net asset value, end of period	$ 9.95	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return B, C, D	1.27%	3.35%	5.05%	2.03%	8.30%	19.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.52% A	1.52%	1.52%	1.52%	1.55%	1.56%
Expenses net of fee waivers, if any	1.52% A	1.52%	1.52%	1.52%	1.55%	1.55%
Expenses net of all reductions	1.52% A	1.52%	1.52%	1.52%	1.55%	1.55%
Net investment income (loss)	2.55% A	2.58%	2.94%	2.72%	3.59%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 23	$ 24	$ 32	$ 43	$ 44
Portfolio turnover rate G	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 9.94	$ 9.73	$ 9.78	$ 9.31	$ 8.00
Income from Investment Operations
Net investment income (loss) E	.115	.235	.267	.244	.321	.288
Net realized and unrealized gain (loss)	- I	.070	.195	(.070)	.415	1.235
Total from investment operations	.115	.305	.462	.174	.736	1.523
Distributions from net investment income	(.109)	(.207)	(.252)	(.225)	(.217)	(.215)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.145)	(.256)	(.252)	(.225)	(.267)	(.215)
Redemption fees added to paid in capital E	- I	.001	- I	.001	.001	.002
Net asset value, end of period	$ 9.96	$ 9.99	$ 9.94	$ 9.73	$ 9.78	$ 9.31
Total Return B, C, D	1.16%	3.11%	4.81%	1.80%	8.05%	19.43%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74% A	1.74%	1.74%	1.74%	1.76%	1.78%
Expenses net of fee waivers, if any	1.74% A	1.74%	1.74%	1.74%	1.76%	1.78%
Expenses net of all reductions	1.74% A	1.74%	1.74%	1.74%	1.76%	1.78%
Net investment income (loss)	2.32% A	2.35%	2.72%	2.50%	3.38%	3.35%
Supplemental Data
Net assets, end of period (in millions)	$ 942	$ 960	$ 806	$ 852	$ 622	$ 335
Portfolio turnover rate G	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Income from Investment Operations
Net investment income (loss) D	.167	.337	.368	.345	.418	.377
Net realized and unrealized gain (loss)	- H	.071	.195	(.070)	.417	1.225
Total from investment operations	.167	.408	.563	.275	.835	1.602
Distributions from net investment income	(.161)	(.310)	(.353)	(.326)	(.316)	(.304)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.197)	(.359)	(.353)	(.326)	(.366)	(.304)
Redemption fees added to paid in capital D	- H	.001	- H	.001	.001	.002
Net asset value, end of period	$ 9.95	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return B, C	1.69%	4.19%	5.91%	2.86%	9.18%	20.55%
Ratios to Average Net Assets E, G
Expenses before reductions	.70% A	.70%	.71%	.71%	.73%	.75%
Expenses net of fee waivers, if any	.70% A	.70%	.71%	.71%	.73%	.75%
Expenses net of all reductions	.70% A	.70%	.71%	.71%	.73%	.75%
Net investment income (loss)	3.37% A	3.39%	3.75%	3.53%	4.41%	4.39%
Supplemental Data
Net assets, end of period (in millions)	$ 9,775	$ 8,882	$ 5,720	$ 5,399	$ 3,566	$ 2,354
Portfolio turnover rate F	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.92	$ 9.71	$ 9.77	$ 9.29	$ 7.99
Income from Investment Operations
Net investment income (loss) D	.164	.332	.363	.341	.415	.379
Net realized and unrealized gain (loss)	- H	.071	.196	(.079)	.427	1.221
Total from investment operations	.164	.403	.559	.262	.842	1.600
Distributions from net investment income	(.158)	(.305)	(.349)	(.323)	(.313)	(.302)
Distributions from net realized gain	(.036)	(.049)	-	-	(.050)	-
Total distributions	(.194)	(.354)	(.349)	(.323)	(.363)	(.302)
Redemption fees added to paid in capital D	- H	.001	- H	.001	.001	.002
Net asset value, end of period	$ 9.94	$ 9.97	$ 9.92	$ 9.71	$ 9.77	$ 9.29
Total Return B, C	1.66%	4.15%	5.87%	2.72%	9.27%	20.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.75% A	.75%	.75%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.75% A	.75%	.75%	.75%	.76%	.77%
Expenses net of all reductions	.75% A	.75%	.75%	.75%	.76%	.77%
Net investment income (loss)	3.32% A	3.34%	3.71%	3.50%	4.38%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$ 3,683	$ 3,646	$ 2,510	$ 1,992	$ 1,138	$ 469
Portfolio turnover rate F	60% A	62%	49%	54%	43%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 179,763
Gross unrealized depreciation	(52,316)
Net unrealized appreciation (depreciation) on securities and other investments	$ 127,447

Tax cost	$ 16,464,640

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (12,891)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $5,872,626 and $4,460,329, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,092	$ 124
Class T	-%	.25%	340	4
Class B	.55%	.15%	77	61
Class C	.75%	.25%	4,806	950
			$ 7,315	$ 1,139

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 48
Class T	9
Class B*	12
Class C*	55
$ 124

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,220.15
Class T	322.24
Class B	25.23
Class C	711.15
Fidelity Floating Rate High Income Fund	5,135.11
Institutional Class	3,031.16
	$ 10,444

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 24,588	$ 41,401
Class T	3,874	7,141
Class B	265	529
Class C	10,511	18,030
Fidelity Floating Rate High Income Fund	153,718	214,851
Institutional Class	59,844	93,637
Total	$ 252,800	$ 375,589
From net realized gain
Class A	$ 6,085	$ 6,467
Class T	983	1,176
Class B	81	117
Class C	3,472	3,997
Fidelity Floating Rate High Income Fund	33,019	28,516
Institutional Class	13,499	12,686
Total	$ 57,139	$ 52,959

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	22,875	75,563	$ 228,535	$ 753,535
Reinvestment of distributions	2,525	3,658	25,210	36,455
Shares redeemed	(30,277)	(42,208)	(302,453)	(421,018)
Net increase (decrease)	(4,877)	37,013	$ (48,708)	$ 368,972
Class T
Shares sold	2,607	10,009	$ 26,018	$ 99,597
Reinvestment of distributions	439	727	4,371	7,232
Shares redeemed	(3,290)	(7,688)	(32,819)	(76,547)
Net increase (decrease)	(244)	3,048	$ (2,430)	$ 30,282

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9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class B
Shares sold	160	663	$ 1,596	$ 6,596
Reinvestment of distributions	28	50	281	495
Shares redeemed	(448)	(851)	(4,465)	(8,474)
Net increase (decrease)	(260)	(138)	$ (2,588)	$ (1,383)
Class C
Shares sold	8,291	30,392	$ 82,814	$ 303,076
Reinvestment of distributions	1,055	1,609	10,532	16,022
Shares redeemed	(10,838)	(17,011)	(108,232)	(169,644)
Net increase (decrease)	(1,492)	14,990	$ (14,886)	$ 149,454
Fidelity Floating Rate High Income Fund
Shares sold	207,340	483,346	$ 2,068,584	$ 4,812,772
Reinvestment of distributions	15,374	20,114	153,243	200,158
Shares redeemed	(130,141)	(189,555)	(1,297,625)	(1,887,500)
Net increase (decrease)	92,573	313,905	$ 924,202	$ 3,125,430
Institutional Class
Shares sold	71,292	203,411	$ 710,772	$ 2,024,367
Reinvestment of distributions	4,045	5,909	40,291	58,759
Shares redeemed	(70,435)	(96,688)	(702,063)	(962,445)
Net increase (decrease)	4,902	112,632	$ 49,000	$ 1,120,681

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2014 and for the year ended October 31, 2013, and the financial highlights for the six months ended April 30, 2014 and for each of the five years in the period ended October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2014 and for the year ended October 31, 2013, and the financial highlights for the six months ended April 30, 2014 and for each of the five years in the period ended October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

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(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

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(Fidelity Investment logo)(registered trademark)
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(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.25%
Actual		$ 1,000.00	$ 1,084.70	$ 6.46
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,083.10	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,080.90	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,080.50	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,086.00	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.8	2.0
Edison International	1.7	1.5
ITC Holdings Corp.	1.4	1.6
NiSource, Inc.	1.3	1.3
Berkshire Hathaway, Inc. Class B	1.1	1.0
URS Corp.	1.0	1.3
Reinsurance Group of America, Inc.	0.9	0.9
Broadcom Corp. Class A	0.9	0.7
U.S. Bancorp	0.9	1.3
Total System Services, Inc.	0.9	0.6
	11.9
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.2	27.6
Information Technology	11.8	11.3
Consumer Discretionary	11.8	11.9
Utilities	10.0	9.7
Industrials	9.5	10.5
Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Stocks and Equity Futures 97.0%		Stocks and Equity Futures 97.6%
	Other Investments 0.2%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	17.9%	** Foreign investments	14.9%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 1.3%
Allison Transmission Holdings, Inc.	13,624	$ 406,540
Tenneco, Inc. (a)	3,414	204,396
Visteon Corp. (a)	6,171	535,705
		1,146,641
Diversified Consumer Services - 0.7%
Anhanguera Educacional Participacoes SA	27,400	169,580
H&R Block, Inc.	7,212	204,965
Houghton Mifflin Harcourt Co.	9,315	190,305
		564,850
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc. (a)	10,500	223,860
Brinker International, Inc.	3,220	158,231
		382,091
Household Durables - 0.8%
Helen of Troy Ltd. (a)	3,153	197,693
KB Home	28,008	462,412
		660,105
Internet & Catalog Retail - 0.2%
Liberty Interactive Corp. Series A (a)	6,648	193,191
Leisure Products - 0.2%
Brunswick Corp.	4,393	176,555
Media - 2.2%
CBS Corp. Class B	6,990	403,742
Ipsos SA	2,835	109,892
Liberty Media Corp. Class A (a)	2,380	308,710
Live Nation Entertainment, Inc. (a)	25,698	536,574
Sinclair Broadcast Group, Inc. Class A	9,244	247,092
Twenty-First Century Fox, Inc. Class A	5,460	174,829
UBM PLC	13,700	151,856
		1,932,695
Multiline Retail - 1.2%
Dillard's, Inc. Class A	2,998	293,594
Kohl's Corp.	8,493	465,331
Macy's, Inc.	4,832	277,502
		1,036,427
Specialty Retail - 4.6%
Abercrombie & Fitch Co. Class A	6,191	227,581
Advance Auto Parts, Inc.	2,180	264,412
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc. (a)	538	$ 287,233
Bed Bath & Beyond, Inc. (a)	2,900	180,177
Best Buy Co., Inc.	17,525	454,423
Chico's FAS, Inc.	26,244	416,755
Foot Locker, Inc.	6,040	281,041
Office Depot, Inc. (a)	50,991	208,553
PetSmart, Inc. (d)	2,900	196,272
Rent-A-Center, Inc.	7,730	225,793
Select Comfort Corp. (a)	23,654	435,234
Staples, Inc.	50,839	635,488
The Men's Wearhouse, Inc.	4,281	202,834
		4,015,796
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	3,400	173,808
TOTAL CONSUMER DISCRETIONARY		10,282,159
CONSUMER STAPLES - 3.7%
Beverages - 0.8%
C&C Group PLC	31,381	186,771
Cott Corp.	23,333	189,466
Molson Coors Brewing Co. Class B	4,017	240,899
Treasury Wine Estates Ltd.	25,245	89,354
		706,490
Food Products - 1.9%
Bunge Ltd.	8,315	662,290
Dean Foods Co.	22,941	363,385
Greencore Group PLC	40,182	177,139
Ingredion, Inc.	3,146	221,636
The J.M. Smucker Co.	2,544	245,954
		1,670,404
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	6,125	171,536
Personal Products - 0.3%
Coty, Inc. Class A	17,435	279,832
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.5%
Japan Tobacco, Inc.	4,300	$ 141,153
Lorillard, Inc.	4,398	261,329
		402,482
TOTAL CONSUMER STAPLES		3,230,744
ENERGY - 7.7%
Energy Equipment & Services - 2.2%
Cameron International Corp. (a)	7,989	518,965
Halliburton Co.	10,309	650,189
National Oilwell Varco, Inc.	2,960	232,449
Odfjell Drilling A/S	17,418	98,455
Rowan Companies PLC	15,383	475,642
		1,975,700
Oil, Gas & Consumable Fuels - 5.5%
Access Midstream Partners LP	5,861	347,850
Anadarko Petroleum Corp.	2,400	237,648
BPZ Energy, Inc. (a)(d)	78,643	212,336
Canadian Natural Resources Ltd.	5,300	215,955
Cloud Peak Energy, Inc. (a)	1,367	26,916
Energen Corp.	8,020	624,838
Imperial Oil Ltd.	4,100	200,203
Marathon Petroleum Corp.	6,367	591,813
Markwest Energy Partners LP	2,200	139,348
Newfield Exploration Co. (a)	11,030	373,366
Noble Energy, Inc.	5,000	358,900
Northern Oil & Gas, Inc. (a)	9,209	142,095
Scorpio Tankers, Inc.	12,555	113,121
Stone Energy Corp. (a)	5,910	289,886
Ultra Petroleum Corp. (a)	7,200	214,560
Whiting Petroleum Corp. (a)	9,444	696,212
		4,785,047
TOTAL ENERGY		6,760,747
FINANCIALS - 27.4%
Banks - 4.8%
Bank of Ireland (a)	212,097	83,002
Barclays PLC sponsored ADR	13,236	226,468
CIT Group, Inc.	10,144	436,699
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.	4,384	$ 210,037
EFG Eurobank Ergasias SA (a)	368,200	209,437
First Citizen Bancshares, Inc.	2,537	570,546
JPMorgan Chase & Co.	9,702	543,118
M&T Bank Corp.	2,879	351,267
PNC Financial Services Group, Inc.	4,741	398,434
U.S. Bancorp	19,755	805,609
Wells Fargo & Co.	6,749	335,020
		4,169,637
Capital Markets - 3.7%
Ameriprise Financial, Inc.	3,545	395,728
Apollo Global Management LLC Class A	4,218	114,434
Ares Capital Corp.	15,183	260,692
Carlyle Group LP	8,060	258,565
E*TRADE Financial Corp. (a)	15,459	347,055
Fortress Investment Group LLC	27,072	193,565
Invesco Ltd.	18,879	664,730
KKR & Co. LP	16,212	368,175
The Blackstone Group LP	11,396	336,524
UBS AG	13,560	283,592
Vontobel Holdings AG	1,138	44,545
		3,267,605
Consumer Finance - 2.0%
Capital One Financial Corp.	8,379	619,208
Cash America International, Inc.	3,804	165,664
SLM Corp.	30,202	777,702
Springleaf Holdings, Inc.	7,002	160,906
		1,723,480
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	7,591	978,100
The NASDAQ OMX Group, Inc.	8,830	325,827
		1,303,927
Insurance - 6.7%
AFLAC, Inc.	3,968	248,873
Allied World Assurance Co. Holdings Ltd.	2,207	237,672
Allstate Corp.	4,315	245,739
AMBAC Financial Group, Inc. (a)	17,101	516,108
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,520	662,751
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Fidelity National Financial, Inc. Class A	8,400	$ 270,312
Greenlight Capital Re, Ltd. (a)	9,790	311,616
Intact Financial Corp.	3,800	249,520
Mercury General Corp.	2,892	138,411
Old Republic International Corp.	20,111	333,038
Primerica, Inc.	3,800	174,382
ProAssurance Corp.	4,343	197,259
Progressive Corp.	5,470	132,648
Prudential PLC	13,839	318,147
Reinsurance Group of America, Inc.	10,764	825,706
StanCorp Financial Group, Inc.	3,668	224,115
Third Point Reinsurance Ltd.	8,008	125,245
Torchmark Corp.	4,499	358,570
Validus Holdings Ltd.	8,346	309,386
		5,879,498
Real Estate Investment Trusts - 6.8%
Alexandria Real Estate Equities, Inc.	4,370	322,593
American Capital Agency Corp.	22,078	501,391
American Tower Corp.	7,822	653,293
Boston Properties, Inc.	429	50,253
Corporate Office Properties Trust (SBI)	6,111	163,469
Digital Realty Trust, Inc. (d)	3,858	206,017
Equity Lifestyle Properties, Inc.	14,668	614,149
Eurobank Properties Real Estate Investment Co.	51,742	598,681
General Growth Properties, Inc.	3,989	91,627
HCP, Inc.	3,200	133,952
iStar Financial, Inc. (a)(d)	13,265	197,118
Kilroy Realty Corp.	1,301	77,501
Liberty Property Trust (SBI)	2,300	86,250
MFA Financial, Inc.	22,410	177,711
NorthStar Realty Finance Corp.	21,211	339,800
Piedmont Office Realty Trust, Inc. Class A	15,300	269,433
Redwood Trust, Inc.	11,768	256,542
Ryman Hospitality Properties, Inc. (d)	2,911	132,596
SL Green Realty Corp.	2,480	259,681
Sun Communities, Inc.	3,713	169,201
The Macerich Co.	2,480	160,977
Weyerhaeuser Co.	13,900	414,915
WP Carey, Inc.	300	18,444
		5,895,594
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.8%
Brookfield Asset Management, Inc. Class A	2,500	$ 104,945
CBRE Group, Inc. (a)	13,695	364,835
Forest City Enterprises, Inc. Class A (a)	22,583	427,045
Kennedy Wilson Europe Real Estate PLC	8,400	144,662
Kennedy-Wilson Holdings, Inc. (a)	24,886	543,510
		1,584,997
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	3,100	117,490
TOTAL FINANCIALS		23,942,228
HEALTH CARE - 8.5%
Biotechnology - 1.1%
Aegerion Pharmaceuticals, Inc. (a)	2,188	96,841
Amgen, Inc.	1,825	203,944
Cubist Pharmaceuticals, Inc.	2,239	156,864
Theravance, Inc. (a)(d)	7,454	200,662
United Therapeutics Corp. (a)	3,356	335,634
		993,945
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	25,300	319,033
CareFusion Corp. (a)	3,298	128,820
Masimo Corp. (a)	2,600	69,576
The Cooper Companies, Inc.	1,100	145,101
Zimmer Holdings, Inc.	3,003	290,690
		953,220
Health Care Providers & Services - 2.9%
Accretive Health, Inc. (a)	10,427	83,937
Cardinal Health, Inc.	6,477	450,216
Catamaran Corp. (United States) (a)	2,100	79,275
Cigna Corp.	4,590	367,384
Community Health Systems, Inc. (a)	7,883	298,687
Express Scripts Holding Co. (a)	2,946	196,145
HCA Holdings, Inc. (a)	6,984	363,168
Humana, Inc.	2,330	255,718
Quest Diagnostics, Inc.	1,610	90,047
UnitedHealth Group, Inc.	2,490	186,850
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal American Spin Corp.	14,392	$ 103,191
Universal Health Services, Inc. Class B	1,249	102,156
		2,576,774
Health Care Technology - 0.3%
CompuGroup Medical AG	9,405	250,653
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	5,527	298,679
Lonza Group AG	1,824	190,566
		489,245
Pharmaceuticals - 2.5%
Actavis PLC (a)	3,001	613,194
Cardiome Pharma Corp. (a)	9,600	74,011
Forest Laboratories, Inc. (a)	2,580	237,128
Hospira, Inc. (a)	1,100	50,380
Impax Laboratories, Inc. (a)	12,345	322,822
Jazz Pharmaceuticals PLC (a)	1,633	220,292
Salix Pharmaceuticals Ltd. (a)	515	56,650
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,283	258,127
The Medicines Company (a)	12,342	328,297
		2,160,901
TOTAL HEALTH CARE		7,424,738
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.5%
Curtiss-Wright Corp.	10,259	655,960
Finmeccanica SpA (a)	21,700	200,352
Meggitt PLC	25,206	202,873
Textron, Inc.	6,998	286,218
		1,345,403
Air Freight & Logistics - 0.7%
FedEx Corp.	2,947	401,529
UTi Worldwide, Inc.	17,509	171,413
		572,942
Airlines - 0.3%
Southwest Airlines Co.	8,964	216,660
Commercial Services & Supplies - 1.6%
ADT Corp. (d)	8,731	264,025
Intrum Justitia AB	6,713	194,198
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Iron Mountain, Inc.	12,832	$ 364,942
Progressive Waste Solution Ltd. (Canada)	11,892	289,475
West Corp.	10,490	255,432
		1,368,072
Construction & Engineering - 1.9%
AECOM Technology Corp. (a)	22,719	736,550
URS Corp.	19,233	906,259
		1,642,809
Electrical Equipment - 0.7%
Babcock & Wilcox Co.	18,775	653,182
Industrial Conglomerates - 0.1%
Koninklijke Philips Electronics NV	2,671	85,507
Machinery - 0.8%
Manitowoc Co., Inc.	4,113	130,711
Snap-On, Inc.	361	41,876
Stanley Black & Decker, Inc.	5,665	486,567
Valmont Industries, Inc.	400	59,564
		718,718
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	37,800	106,974
Professional Services - 0.5%
Dun & Bradstreet Corp.	2,792	309,242
FTI Consulting, Inc. (a)	3,103	106,433
		415,675
Road & Rail - 0.4%
CSX Corp.	6,201	174,992
Quality Distribution, Inc. (a)	1,552	19,509
TransForce, Inc.	5,200	113,531
		308,032
Trading Companies & Distributors - 0.9%
AerCap Holdings NV (a)	12,796	533,977
WESCO International, Inc. (a)	3,330	292,307
		826,284
TOTAL INDUSTRIALS		8,260,258
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 0.8%
Juniper Networks, Inc. (a)	11,067	$ 273,244
Plantronics, Inc.	4,735	206,304
QUALCOMM, Inc.	2,846	224,009
		703,557
Electronic Equipment & Components - 1.4%
Aeroflex Holding Corp. (a)	16,436	125,735
Ingram Micro, Inc. Class A (a)	9,250	249,380
Jabil Circuit, Inc.	25,850	446,171
TE Connectivity Ltd.	3,534	208,435
TTM Technologies, Inc. (a)	28,797	227,208
		1,256,929
IT Services - 2.4%
Amdocs Ltd.	6,859	319,149
CGI Group, Inc. Class A (sub. vtg.) (a)	7,100	256,003
Computer Sciences Corp.	4,474	264,771
Quindell PLC (d)	423,003	178,550
Sykes Enterprises, Inc. (a)	3,094	61,230
Total System Services, Inc.	24,846	789,357
Unisys Corp. (a)	9,534	232,344
		2,101,404
Semiconductors & Semiconductor Equipment - 2.7%
Broadcom Corp. Class A	26,688	822,257
Freescale Semiconductor, Inc. (a)	12,673	278,426
Intersil Corp. Class A	14,191	175,117
MagnaChip Semiconductor Corp. (a)	7,700	107,800
Maxim Integrated Products, Inc.	4,047	131,285
PMC-Sierra, Inc. (a)	26,662	182,368
Samsung Electronics Co. Ltd.	475	617,487
		2,314,740
Software - 3.9%
Activision Blizzard, Inc.	24,004	480,320
Comverse, Inc. (a)	7,863	196,103
Constellation Software, Inc.	700	155,034
Electronic Arts, Inc. (a)	6,685	189,186
Intuit, Inc.	2,500	189,375
Microsoft Corp.	4,800	193,920
MicroStrategy, Inc. Class A (a)	1,400	170,002
Nintendo Co. Ltd.	900	94,464
Oracle Corp.	18,386	751,620
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	4,212	$ 148,978
Rovi Corp. (a)	6,500	144,885
Symantec Corp.	24,762	502,173
Synopsys, Inc. (a)	5,700	214,434
		3,430,494
Technology Hardware, Storage & Peripherals - 0.6%
EMC Corp.	18,912	487,930
TOTAL INFORMATION TECHNOLOGY		10,295,054
MATERIALS - 4.6%
Chemicals - 3.4%
Agrium, Inc.	2,300	220,903
Axiall Corp.	5,506	256,580
Cabot Corp.	4,219	243,858
Celanese Corp. Class A	7,756	476,451
Chemtura Corp. (a)	3,006	67,034
Cytec Industries, Inc.	2,292	218,473
Eastman Chemical Co.	6,357	554,140
LyondellBasell Industries NV Class A	1,920	177,600
Methanex Corp.	7,934	491,437
RPM International, Inc.	3,705	158,055
Tronox Ltd. Class A	2,300	56,350
Westlake Chemical Corp.	1,100	78,320
		2,999,201
Containers & Packaging - 0.3%
Sonoco Products Co.	5,574	234,554
Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold, Inc.	5,930	203,814
Gem Diamonds Ltd. (a)	32,466	90,994
Newmont Mining Corp.	2,740	68,034
Reliance Steel & Aluminum Co.	1,652	116,995
Rio Tinto PLC sponsored ADR (d)	2,842	154,292
SunCoke Energy, Inc. (a)	6,400	133,568
		767,697
TOTAL MATERIALS		4,001,452
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	950	$ 33,165
Frontier Communications Corp. (d)	14,748	87,751
		120,916
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)(d)	5,851	5,031
T-Mobile U.S., Inc. (a)	2,347	68,744
		73,775
TOTAL TELECOMMUNICATION SERVICES		194,691
UTILITIES - 10.0%
Electric Utilities - 4.6%
Edison International	26,647	1,507,154
Exelon Corp.	11,100	388,833
ITC Holdings Corp.	33,181	1,226,702
NextEra Energy, Inc.	3,962	395,606
Xcel Energy, Inc.	16,330	520,437
		4,038,732
Gas Utilities - 1.4%
Atmos Energy Corp.	8,762	447,212
National Fuel Gas Co.	10,480	771,747
		1,218,959
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. (a)	16,300	463,735
Multi-Utilities - 3.5%
DTE Energy Co.	4,900	382,886
NiSource, Inc.	31,772	1,153,959
Sempra Energy	15,423	1,520,861
		3,057,706
TOTAL UTILITIES		8,779,132
TOTAL COMMON STOCKS (Cost $70,822,257)		83,171,203
Nonconvertible Preferred Stocks - 0.6%
	Shares	Value
FINANCIALS - 0.6%
Banks - 0.6%
Itau Unibanco Holding SA sponsored ADR (Cost $512,891)	29,252	$ 478,563
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 5/29/14 to 6/26/14 (g) (Cost $109,996)	$ 110,000	109,998
Preferred Securities - 0.2%

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $153,576)	100,000	154,452
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	3,687,252	3,687,252
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	855,701	855,701
TOTAL MONEY MARKET FUNDS (Cost $4,542,953)		4,542,953
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $76,141,673)		88,457,169
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(1,110,189)
NET ASSETS - 100%		$ 87,346,980
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2014	$ 1,082,480	$ (16,048)

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $154,452 or 0.2% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $109,998.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,377
Fidelity Securities Lending Cash Central Fund	3,394
Total	$ 4,771
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,282,159	$ 10,282,159	$ -	$ -
Consumer Staples	3,230,744	3,230,744	-	-
Energy	6,760,747	6,760,747	-	-
Financials	24,420,791	23,736,050	684,741	-
Health Care	7,424,738	7,424,738	-	-
Industrials	8,260,258	8,174,751	85,507	-
Information Technology	10,295,054	10,200,590	94,464	-
Materials	4,001,452	4,001,452	-	-
Telecommunication Services	194,691	194,691	-	-
Utilities	8,779,132	8,779,132	-	-
U.S. Government and Government Agency Obligations	109,998	-	109,998	-
Preferred Securities	154,452	-	154,452	-
Money Market Funds	4,542,953	4,542,953	-	-
Total Investments in Securities:	$ 88,457,169	$ 87,328,007	$ 1,129,162	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (16,048)	$ (16,048)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (16,048)
Total Value of Derivatives	$ -	$ (16,048)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.1%
Canada	4.5%
Bermuda	2.5%
United Kingdom	2.0%
Ireland	1.6%
Switzerland	1.0%
Others (Individually Less Than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $841,161) - See accompanying schedule: Unaffiliated issuers (cost $71,598,720)	$ 83,914,216
Fidelity Central Funds (cost $4,542,953)	4,542,953
Total Investments (cost $76,141,673)		$ 88,457,169
Cash		114,275
Foreign currency held at value (cost $13,103)		13,163
Receivable for investments sold		575,421
Receivable for fund shares sold		216,827
Dividends receivable		51,478
Interest receivable		15
Distributions receivable from Fidelity Central Funds		891
Receivable for daily variation margin for derivative instruments		6,698
Prepaid expenses		71
Other receivables		708
Total assets		89,436,716

Liabilities
Payable for investments purchased	$ 965,415
Payable for fund shares redeemed	130,798
Accrued management fee	37,208
Distribution and service plan fees payable	32,134
Other affiliated payables	19,509
Other payables and accrued expenses	48,971
Collateral on securities loaned, at value	855,701
Total liabilities		2,089,736

Net Assets		$ 87,346,980
Net Assets consist of:
Paid in capital		$ 91,632,190
Undistributed net investment income		29,994
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,614,864)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,299,660
Net Assets		$ 87,346,980

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($41,980,651 ÷ 2,056,719 shares)	$ 20.41

Maximum offering price per share (100/94.25 of $20.41)	$ 21.66
Class T: Net Asset Value and redemption price per share ($18,500,278 ÷ 914,577 shares)	$ 20.23

Maximum offering price per share (100/96.50 of $20.23)	$ 20.96
Class B: Net Asset Value and offering price per share ($1,844,999 ÷ 93,906 shares)A	$ 19.65

Class C: Net Asset Value and offering price per share ($17,374,380 ÷ 887,002 shares)A	$ 19.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,646,672 ÷ 371,379 shares)	$ 20.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 672,741
Interest		9
Income from Fidelity Central Funds		4,771
Total income		677,521

Expenses
Management fee Basic fee	$ 227,498
Performance adjustment	(18,003)
Transfer agent fees	98,222
Distribution and service plan fees	184,307
Accounting and security lending fees	16,175
Custodian fees and expenses	40,358
Independent trustees' compensation	160
Registration fees	57,897
Audit	34,795
Legal	177
Miscellaneous	588
Total expenses before reductions	642,174
Expense reductions	(45,226)	596,948
Net investment income (loss)		80,573
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,723,455
Foreign currency transactions	(2,396)
Futures contracts	45,023
Total net realized gain (loss)		6,766,082
Change in net unrealized appreciation (depreciation) on: Investment securities	(295,980)
Assets and liabilities in foreign currencies	188
Futures contracts	(40,096)
Total change in net unrealized appreciation (depreciation)		(335,888)
Net gain (loss)		6,430,194
Net increase (decrease) in net assets resulting from operations		$ 6,510,767

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,573	$ 337,465
Net realized gain (loss)	6,766,082	7,180,472
Change in net unrealized appreciation (depreciation)	(335,888)	12,345,975
Net increase (decrease) in net assets resulting from operations	6,510,767	19,863,912
Distributions to shareholders from net investment income	(112,252)	(345,665)
Distributions to shareholders from net realized gain	(142,925)	-
Total distributions	(255,177)	(345,665)
Share transactions - net increase (decrease)	2,500,905	2,685,061
Total increase (decrease) in net assets	8,756,495	22,203,308

Net Assets
Beginning of period	78,590,485	56,387,177
End of period (including undistributed net investment income of $29,994 and undistributed net investment income of $61,673, respectively)	$ 87,346,980	$ 78,590,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.90	$ 14.08	$ 12.25	$ 12.12	$ 9.81	$ 8.33
Income from Investment Operations
Net investment income (loss) E	.04	.11	.07	.03	.06 H	.06
Net realized and unrealized gain (loss)	1.56	4.82	1.79	.17	2.29	1.46
Total from investment operations	1.60	4.93	1.86	.20	2.35	1.52
Distributions from net investment income	(.04)	(.11)	(.03)	(.06)	(.03)	(.04)
Distributions from net realized gain	(.04)	-	-	(.01)	(.01)	-
Total distributions	(.09) J	(.11)	(.03)	(.07)	(.04)	(.04)
Net asset value, end of period	$ 20.41	$ 18.90	$ 14.08	$ 12.25	$ 12.12	$ 9.81
Total Return B, C, D	8.47%	35.30%	15.22%	1.65%	23.99%	18.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35% A	1.31%	1.35%	1.29%	1.33%	1.36%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25% A	1.23%	1.25%	1.24%	1.24%	1.25%
Net investment income (loss)	.39% A	.69%	.51%	.21%	.51%H	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,981	$ 38,397	$ 27,817	$ 29,635	$ 37,972	$ 40,404
Portfolio turnover rate G	78% A	103%	77%	96%	152%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.09 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.044 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.72	$ 13.95	$ 12.15	$ 12.03	$ 9.74	$ 8.29
Income from Investment Operations
Net investment income (loss) E	.01	.07	.03	(.01)	.03 H	.04
Net realized and unrealized gain (loss)	1.54	4.78	1.80	.17	2.27	1.45
Total from investment operations	1.55	4.85	1.83	.16	2.30	1.49
Distributions from net investment income	-	(.08)	(.03)	(.04)	(.01)	(.04)
Distributions from net realized gain	(.04)	-	-	(.01)	(.01)	-
Total distributions	(.04)	(.08)	(.03)	(.04) J	(.01) K	(.04)
Net asset value, end of period	$ 20.23	$ 18.72	$ 13.95	$ 12.15	$ 12.03	$ 9.74
Total Return B, C, D	8.31%	34.94%	15.05%	1.35%	23.66%	18.09%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.58%	1.61%	1.56%	1.59%	1.62%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50% A	1.48%	1.50%	1.49%	1.49%	1.50%
Net investment income (loss)	.14% A	.44%	.26%	(.04)%	.26%H	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,500	$ 17,319	$ 12,727	$ 12,866	$ 17,908	$ 19,978
Portfolio turnover rate G	78% A	103%	77%	96%	152%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.009 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.18	$ 13.54	$ 11.85	$ 11.75	$ 9.54	$ 8.16
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	(.03)	(.07)	(.03) H	- J
Net realized and unrealized gain (loss)	1.50	4.65	1.74	.17	2.24	1.41
Total from investment operations	1.47	4.64	1.71	.10	2.21	1.41
Distributions from net investment income	-	-	(.02)	-	-	(.03)
Net asset value, end of period	$ 19.65	$ 18.18	$ 13.54	$ 11.85	$ 11.75	$ 9.54
Total Return B, C, D	8.09%	34.27%	14.41%	.85%	23.17%	17.43%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18% A	2.11%	2.13%	2.05%	2.08%	2.12%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	1.98%	2.00%	1.99%	1.99%	2.00%
Net investment income (loss)	(.36)% A	(.06)%	(.24)%	(.54)%	(.24)H	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,845	$ 2,116	$ 2,480	$ 3,482	$ 4,937	$ 4,828
Portfolio turnover rate G	78% A	103%	77%	96%	152%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.13	$ 13.51	$ 11.83	$ 11.73	$ 9.53	$ 8.14
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	(.03)	(.07)	(.03) H	- J
Net realized and unrealized gain (loss)	1.49	4.64	1.73	.17	2.23	1.42
Total from investment operations	1.46	4.63	1.70	.10	2.20	1.42
Distributions from net investment income	-	(.01)	(.02)	-	-	(.03)
Net asset value, end of period	$ 19.59	$ 18.13	$ 13.51	$ 11.83	$ 11.73	$ 9.53
Total Return B, C, D	8.05%	34.32%	14.36%	.85%	23.08%	17.60%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12% A	2.08%	2.10%	2.04%	2.08%	2.11%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	1.98%	1.99%	1.99%	1.99%	2.00%
Net investment income (loss)	(.36)% A	(.06)%	(.24)%	(.54)%	(.24)%H	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,374	$ 14,354	$ 9,283	$ 8,976	$ 9,497	$ 9,692
Portfolio turnover rate G	78% A	103%	77%	96%	152%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.09	$ 14.22	$ 12.34	$ 12.21	$ 9.88	$ 8.37
Income from Investment Operations
Net investment income (loss) D	.06	.16	.10	.06	.09 G	.08
Net realized and unrealized gain (loss)	1.57	4.86	1.81	.18	2.31	1.47
Total from investment operations	1.63	5.02	1.91	.24	2.40	1.55
Distributions from net investment income	(.09)	(.15)	(.03)	(.10)	(.06)	(.04)
Distributions from net realized gain	(.04)	-	-	(.01)	(.01)	-
Total distributions	(.13)	(.15)	(.03)	(.11)	(.07)	(.04)
Net asset value, end of period	$ 20.59	$ 19.09	$ 14.22	$ 12.34	$ 12.21	$ 9.88
Total Return B, C	8.60%	35.65%	15.56%	1.93%	24.36%	18.74%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04% A	.96%	.99%	.97%	1.03%	1.16%
Expenses net of fee waivers, if any	1.00% A	.96%	.99%	.97%	1.00%	1.00%
Expenses net of all reductions	1.00% A	.94%	.99%	.96%	.99%	1.00%
Net investment income (loss)	.64% A	.98%	.76%	.49%	.76% G	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,647	$ 6,405	$ 4,080	$ 4,869	$ 5,894	$ 5,230
Portfolio turnover rateF	78% A	103%	77%	96%	152%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,134,454
Gross unrealized depreciation	(1,949,597)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,184,857

Tax cost	$ 76,272,312

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (23,008,999)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $45,023 and a change in net unrealized appreciation (depreciation) of $(40,096) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $32,781,511 and $31,141,890, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 50,365	$ 1,102
Class T	.25%	.25%	44,702	525
Class B	.75%	.25%	9,937	7,573
Class C	.75%	.25%	79,303	13,966
			$ 184,307	$ 23,166

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,075
Class T	1,439
Class B*	788
Class C*	1,228
$ 9,530

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 46,245.23
Class T	23,034.26
Class B	3,002.30
Class C	20,199.25
Institutional Class	5,742.17
	$ 98,222

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $926 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $75 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,394. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 20,277
Class T	1.50%	11,580
Class B	2.00%	1,812
Class C	2.00%	9,487
Institutional Class	1.00%	1,508
		$ 44,664

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $553 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 83,047	$ 223,873
Class T	-	71,100
Class C	-	8,906
Institutional Class	29,205	41,786
Total	$ 112,252	$ 345,665
From net realized gain
Class A	$ 89,124	$ -
Class T	39,363	-
Institutional Class	14,438	-
Total	$ 142,925	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	262,251	661,325	$ 5,187,213	$ 11,066,745
Reinvestment of distributions	8,091	14,139	155,015	202,243
Shares redeemed	(244,901)	(619,275)	(4,815,572)	(10,353,339)
Net increase (decrease)	25,441	56,189	$ 526,656	$ 915,649
Class T
Shares sold	79,451	183,578	$ 1,565,739	$ 3,054,837
Reinvestment of distributions	2,020	4,868	38,408	69,164
Shares redeemed	(92,255)	(175,709)	(1,782,781)	(2,895,363)
Net increase (decrease)	(10,784)	12,737	$ (178,634)	$ 228,638

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class B
Shares sold	2,813	16,969	$ 54,581	$ 251,841
Shares redeemed	(25,273)	(83,730)	(479,924)	(1,299,094)
Net increase (decrease)	(22,460)	(66,761)	$ (425,343)	$ (1,047,253)
Class C
Shares sold	174,157	286,749	$ 3,318,509	$ 4,683,936
Reinvestment of distributions	-	588	-	8,189
Shares redeemed	(79,014)	(182,473)	(1,481,175)	(2,936,174)
Net increase (decrease)	95,143	104,864	$ 1,837,334	$ 1,755,951
Institutional Class
Shares sold	108,550	121,561	$ 2,176,591	$ 2,027,800
Reinvestment of distributions	1,763	2,173	34,039	31,289
Shares redeemed	(74,419)	(75,216)	(1,469,738)	(1,227,013)
Net increase (decrease)	35,894	48,518	$ 740,892	$ 832,076

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

FAV-USAN-0614
1.800649.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.25%
Actual		$ 1,000.00	$ 1,084.70	$ 6.46
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,083.10	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,080.90	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,080.50	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,086.00	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.8	2.0
Edison International	1.7	1.5
ITC Holdings Corp.	1.4	1.6
NiSource, Inc.	1.3	1.3
Berkshire Hathaway, Inc. Class B	1.1	1.0
URS Corp.	1.0	1.3
Reinsurance Group of America, Inc.	0.9	0.9
Broadcom Corp. Class A	0.9	0.7
U.S. Bancorp	0.9	1.3
Total System Services, Inc.	0.9	0.6
	11.9
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.2	27.6
Information Technology	11.8	11.3
Consumer Discretionary	11.8	11.9
Utilities	10.0	9.7
Industrials	9.5	10.5
Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Stocks and Equity Futures 97.0%		Stocks and Equity Futures 97.6%
	Other Investments 0.2%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	17.9%	** Foreign investments	14.9%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 1.3%
Allison Transmission Holdings, Inc.	13,624	$ 406,540
Tenneco, Inc. (a)	3,414	204,396
Visteon Corp. (a)	6,171	535,705
		1,146,641
Diversified Consumer Services - 0.7%
Anhanguera Educacional Participacoes SA	27,400	169,580
H&R Block, Inc.	7,212	204,965
Houghton Mifflin Harcourt Co.	9,315	190,305
		564,850
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc. (a)	10,500	223,860
Brinker International, Inc.	3,220	158,231
		382,091
Household Durables - 0.8%
Helen of Troy Ltd. (a)	3,153	197,693
KB Home	28,008	462,412
		660,105
Internet & Catalog Retail - 0.2%
Liberty Interactive Corp. Series A (a)	6,648	193,191
Leisure Products - 0.2%
Brunswick Corp.	4,393	176,555
Media - 2.2%
CBS Corp. Class B	6,990	403,742
Ipsos SA	2,835	109,892
Liberty Media Corp. Class A (a)	2,380	308,710
Live Nation Entertainment, Inc. (a)	25,698	536,574
Sinclair Broadcast Group, Inc. Class A	9,244	247,092
Twenty-First Century Fox, Inc. Class A	5,460	174,829
UBM PLC	13,700	151,856
		1,932,695
Multiline Retail - 1.2%
Dillard's, Inc. Class A	2,998	293,594
Kohl's Corp.	8,493	465,331
Macy's, Inc.	4,832	277,502
		1,036,427
Specialty Retail - 4.6%
Abercrombie & Fitch Co. Class A	6,191	227,581
Advance Auto Parts, Inc.	2,180	264,412
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc. (a)	538	$ 287,233
Bed Bath & Beyond, Inc. (a)	2,900	180,177
Best Buy Co., Inc.	17,525	454,423
Chico's FAS, Inc.	26,244	416,755
Foot Locker, Inc.	6,040	281,041
Office Depot, Inc. (a)	50,991	208,553
PetSmart, Inc. (d)	2,900	196,272
Rent-A-Center, Inc.	7,730	225,793
Select Comfort Corp. (a)	23,654	435,234
Staples, Inc.	50,839	635,488
The Men's Wearhouse, Inc.	4,281	202,834
		4,015,796
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	3,400	173,808
TOTAL CONSUMER DISCRETIONARY		10,282,159
CONSUMER STAPLES - 3.7%
Beverages - 0.8%
C&C Group PLC	31,381	186,771
Cott Corp.	23,333	189,466
Molson Coors Brewing Co. Class B	4,017	240,899
Treasury Wine Estates Ltd.	25,245	89,354
		706,490
Food Products - 1.9%
Bunge Ltd.	8,315	662,290
Dean Foods Co.	22,941	363,385
Greencore Group PLC	40,182	177,139
Ingredion, Inc.	3,146	221,636
The J.M. Smucker Co.	2,544	245,954
		1,670,404
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	6,125	171,536
Personal Products - 0.3%
Coty, Inc. Class A	17,435	279,832
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.5%
Japan Tobacco, Inc.	4,300	$ 141,153
Lorillard, Inc.	4,398	261,329
		402,482
TOTAL CONSUMER STAPLES		3,230,744
ENERGY - 7.7%
Energy Equipment & Services - 2.2%
Cameron International Corp. (a)	7,989	518,965
Halliburton Co.	10,309	650,189
National Oilwell Varco, Inc.	2,960	232,449
Odfjell Drilling A/S	17,418	98,455
Rowan Companies PLC	15,383	475,642
		1,975,700
Oil, Gas & Consumable Fuels - 5.5%
Access Midstream Partners LP	5,861	347,850
Anadarko Petroleum Corp.	2,400	237,648
BPZ Energy, Inc. (a)(d)	78,643	212,336
Canadian Natural Resources Ltd.	5,300	215,955
Cloud Peak Energy, Inc. (a)	1,367	26,916
Energen Corp.	8,020	624,838
Imperial Oil Ltd.	4,100	200,203
Marathon Petroleum Corp.	6,367	591,813
Markwest Energy Partners LP	2,200	139,348
Newfield Exploration Co. (a)	11,030	373,366
Noble Energy, Inc.	5,000	358,900
Northern Oil & Gas, Inc. (a)	9,209	142,095
Scorpio Tankers, Inc.	12,555	113,121
Stone Energy Corp. (a)	5,910	289,886
Ultra Petroleum Corp. (a)	7,200	214,560
Whiting Petroleum Corp. (a)	9,444	696,212
		4,785,047
TOTAL ENERGY		6,760,747
FINANCIALS - 27.4%
Banks - 4.8%
Bank of Ireland (a)	212,097	83,002
Barclays PLC sponsored ADR	13,236	226,468
CIT Group, Inc.	10,144	436,699
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.	4,384	$ 210,037
EFG Eurobank Ergasias SA (a)	368,200	209,437
First Citizen Bancshares, Inc.	2,537	570,546
JPMorgan Chase & Co.	9,702	543,118
M&T Bank Corp.	2,879	351,267
PNC Financial Services Group, Inc.	4,741	398,434
U.S. Bancorp	19,755	805,609
Wells Fargo & Co.	6,749	335,020
		4,169,637
Capital Markets - 3.7%
Ameriprise Financial, Inc.	3,545	395,728
Apollo Global Management LLC Class A	4,218	114,434
Ares Capital Corp.	15,183	260,692
Carlyle Group LP	8,060	258,565
E*TRADE Financial Corp. (a)	15,459	347,055
Fortress Investment Group LLC	27,072	193,565
Invesco Ltd.	18,879	664,730
KKR & Co. LP	16,212	368,175
The Blackstone Group LP	11,396	336,524
UBS AG	13,560	283,592
Vontobel Holdings AG	1,138	44,545
		3,267,605
Consumer Finance - 2.0%
Capital One Financial Corp.	8,379	619,208
Cash America International, Inc.	3,804	165,664
SLM Corp.	30,202	777,702
Springleaf Holdings, Inc.	7,002	160,906
		1,723,480
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	7,591	978,100
The NASDAQ OMX Group, Inc.	8,830	325,827
		1,303,927
Insurance - 6.7%
AFLAC, Inc.	3,968	248,873
Allied World Assurance Co. Holdings Ltd.	2,207	237,672
Allstate Corp.	4,315	245,739
AMBAC Financial Group, Inc. (a)	17,101	516,108
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,520	662,751
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Fidelity National Financial, Inc. Class A	8,400	$ 270,312
Greenlight Capital Re, Ltd. (a)	9,790	311,616
Intact Financial Corp.	3,800	249,520
Mercury General Corp.	2,892	138,411
Old Republic International Corp.	20,111	333,038
Primerica, Inc.	3,800	174,382
ProAssurance Corp.	4,343	197,259
Progressive Corp.	5,470	132,648
Prudential PLC	13,839	318,147
Reinsurance Group of America, Inc.	10,764	825,706
StanCorp Financial Group, Inc.	3,668	224,115
Third Point Reinsurance Ltd.	8,008	125,245
Torchmark Corp.	4,499	358,570
Validus Holdings Ltd.	8,346	309,386
		5,879,498
Real Estate Investment Trusts - 6.8%
Alexandria Real Estate Equities, Inc.	4,370	322,593
American Capital Agency Corp.	22,078	501,391
American Tower Corp.	7,822	653,293
Boston Properties, Inc.	429	50,253
Corporate Office Properties Trust (SBI)	6,111	163,469
Digital Realty Trust, Inc. (d)	3,858	206,017
Equity Lifestyle Properties, Inc.	14,668	614,149
Eurobank Properties Real Estate Investment Co.	51,742	598,681
General Growth Properties, Inc.	3,989	91,627
HCP, Inc.	3,200	133,952
iStar Financial, Inc. (a)(d)	13,265	197,118
Kilroy Realty Corp.	1,301	77,501
Liberty Property Trust (SBI)	2,300	86,250
MFA Financial, Inc.	22,410	177,711
NorthStar Realty Finance Corp.	21,211	339,800
Piedmont Office Realty Trust, Inc. Class A	15,300	269,433
Redwood Trust, Inc.	11,768	256,542
Ryman Hospitality Properties, Inc. (d)	2,911	132,596
SL Green Realty Corp.	2,480	259,681
Sun Communities, Inc.	3,713	169,201
The Macerich Co.	2,480	160,977
Weyerhaeuser Co.	13,900	414,915
WP Carey, Inc.	300	18,444
		5,895,594
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.8%
Brookfield Asset Management, Inc. Class A	2,500	$ 104,945
CBRE Group, Inc. (a)	13,695	364,835
Forest City Enterprises, Inc. Class A (a)	22,583	427,045
Kennedy Wilson Europe Real Estate PLC	8,400	144,662
Kennedy-Wilson Holdings, Inc. (a)	24,886	543,510
		1,584,997
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	3,100	117,490
TOTAL FINANCIALS		23,942,228
HEALTH CARE - 8.5%
Biotechnology - 1.1%
Aegerion Pharmaceuticals, Inc. (a)	2,188	96,841
Amgen, Inc.	1,825	203,944
Cubist Pharmaceuticals, Inc.	2,239	156,864
Theravance, Inc. (a)(d)	7,454	200,662
United Therapeutics Corp. (a)	3,356	335,634
		993,945
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	25,300	319,033
CareFusion Corp. (a)	3,298	128,820
Masimo Corp. (a)	2,600	69,576
The Cooper Companies, Inc.	1,100	145,101
Zimmer Holdings, Inc.	3,003	290,690
		953,220
Health Care Providers & Services - 2.9%
Accretive Health, Inc. (a)	10,427	83,937
Cardinal Health, Inc.	6,477	450,216
Catamaran Corp. (United States) (a)	2,100	79,275
Cigna Corp.	4,590	367,384
Community Health Systems, Inc. (a)	7,883	298,687
Express Scripts Holding Co. (a)	2,946	196,145
HCA Holdings, Inc. (a)	6,984	363,168
Humana, Inc.	2,330	255,718
Quest Diagnostics, Inc.	1,610	90,047
UnitedHealth Group, Inc.	2,490	186,850
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal American Spin Corp.	14,392	$ 103,191
Universal Health Services, Inc. Class B	1,249	102,156
		2,576,774
Health Care Technology - 0.3%
CompuGroup Medical AG	9,405	250,653
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	5,527	298,679
Lonza Group AG	1,824	190,566
		489,245
Pharmaceuticals - 2.5%
Actavis PLC (a)	3,001	613,194
Cardiome Pharma Corp. (a)	9,600	74,011
Forest Laboratories, Inc. (a)	2,580	237,128
Hospira, Inc. (a)	1,100	50,380
Impax Laboratories, Inc. (a)	12,345	322,822
Jazz Pharmaceuticals PLC (a)	1,633	220,292
Salix Pharmaceuticals Ltd. (a)	515	56,650
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,283	258,127
The Medicines Company (a)	12,342	328,297
		2,160,901
TOTAL HEALTH CARE		7,424,738
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.5%
Curtiss-Wright Corp.	10,259	655,960
Finmeccanica SpA (a)	21,700	200,352
Meggitt PLC	25,206	202,873
Textron, Inc.	6,998	286,218
		1,345,403
Air Freight & Logistics - 0.7%
FedEx Corp.	2,947	401,529
UTi Worldwide, Inc.	17,509	171,413
		572,942
Airlines - 0.3%
Southwest Airlines Co.	8,964	216,660
Commercial Services & Supplies - 1.6%
ADT Corp. (d)	8,731	264,025
Intrum Justitia AB	6,713	194,198
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Iron Mountain, Inc.	12,832	$ 364,942
Progressive Waste Solution Ltd. (Canada)	11,892	289,475
West Corp.	10,490	255,432
		1,368,072
Construction & Engineering - 1.9%
AECOM Technology Corp. (a)	22,719	736,550
URS Corp.	19,233	906,259
		1,642,809
Electrical Equipment - 0.7%
Babcock & Wilcox Co.	18,775	653,182
Industrial Conglomerates - 0.1%
Koninklijke Philips Electronics NV	2,671	85,507
Machinery - 0.8%
Manitowoc Co., Inc.	4,113	130,711
Snap-On, Inc.	361	41,876
Stanley Black & Decker, Inc.	5,665	486,567
Valmont Industries, Inc.	400	59,564
		718,718
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	37,800	106,974
Professional Services - 0.5%
Dun & Bradstreet Corp.	2,792	309,242
FTI Consulting, Inc. (a)	3,103	106,433
		415,675
Road & Rail - 0.4%
CSX Corp.	6,201	174,992
Quality Distribution, Inc. (a)	1,552	19,509
TransForce, Inc.	5,200	113,531
		308,032
Trading Companies & Distributors - 0.9%
AerCap Holdings NV (a)	12,796	533,977
WESCO International, Inc. (a)	3,330	292,307
		826,284
TOTAL INDUSTRIALS		8,260,258
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 0.8%
Juniper Networks, Inc. (a)	11,067	$ 273,244
Plantronics, Inc.	4,735	206,304
QUALCOMM, Inc.	2,846	224,009
		703,557
Electronic Equipment & Components - 1.4%
Aeroflex Holding Corp. (a)	16,436	125,735
Ingram Micro, Inc. Class A (a)	9,250	249,380
Jabil Circuit, Inc.	25,850	446,171
TE Connectivity Ltd.	3,534	208,435
TTM Technologies, Inc. (a)	28,797	227,208
		1,256,929
IT Services - 2.4%
Amdocs Ltd.	6,859	319,149
CGI Group, Inc. Class A (sub. vtg.) (a)	7,100	256,003
Computer Sciences Corp.	4,474	264,771
Quindell PLC (d)	423,003	178,550
Sykes Enterprises, Inc. (a)	3,094	61,230
Total System Services, Inc.	24,846	789,357
Unisys Corp. (a)	9,534	232,344
		2,101,404
Semiconductors & Semiconductor Equipment - 2.7%
Broadcom Corp. Class A	26,688	822,257
Freescale Semiconductor, Inc. (a)	12,673	278,426
Intersil Corp. Class A	14,191	175,117
MagnaChip Semiconductor Corp. (a)	7,700	107,800
Maxim Integrated Products, Inc.	4,047	131,285
PMC-Sierra, Inc. (a)	26,662	182,368
Samsung Electronics Co. Ltd.	475	617,487
		2,314,740
Software - 3.9%
Activision Blizzard, Inc.	24,004	480,320
Comverse, Inc. (a)	7,863	196,103
Constellation Software, Inc.	700	155,034
Electronic Arts, Inc. (a)	6,685	189,186
Intuit, Inc.	2,500	189,375
Microsoft Corp.	4,800	193,920
MicroStrategy, Inc. Class A (a)	1,400	170,002
Nintendo Co. Ltd.	900	94,464
Oracle Corp.	18,386	751,620
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	4,212	$ 148,978
Rovi Corp. (a)	6,500	144,885
Symantec Corp.	24,762	502,173
Synopsys, Inc. (a)	5,700	214,434
		3,430,494
Technology Hardware, Storage & Peripherals - 0.6%
EMC Corp.	18,912	487,930
TOTAL INFORMATION TECHNOLOGY		10,295,054
MATERIALS - 4.6%
Chemicals - 3.4%
Agrium, Inc.	2,300	220,903
Axiall Corp.	5,506	256,580
Cabot Corp.	4,219	243,858
Celanese Corp. Class A	7,756	476,451
Chemtura Corp. (a)	3,006	67,034
Cytec Industries, Inc.	2,292	218,473
Eastman Chemical Co.	6,357	554,140
LyondellBasell Industries NV Class A	1,920	177,600
Methanex Corp.	7,934	491,437
RPM International, Inc.	3,705	158,055
Tronox Ltd. Class A	2,300	56,350
Westlake Chemical Corp.	1,100	78,320
		2,999,201
Containers & Packaging - 0.3%
Sonoco Products Co.	5,574	234,554
Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold, Inc.	5,930	203,814
Gem Diamonds Ltd. (a)	32,466	90,994
Newmont Mining Corp.	2,740	68,034
Reliance Steel & Aluminum Co.	1,652	116,995
Rio Tinto PLC sponsored ADR (d)	2,842	154,292
SunCoke Energy, Inc. (a)	6,400	133,568
		767,697
TOTAL MATERIALS		4,001,452
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	950	$ 33,165
Frontier Communications Corp. (d)	14,748	87,751
		120,916
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)(d)	5,851	5,031
T-Mobile U.S., Inc. (a)	2,347	68,744
		73,775
TOTAL TELECOMMUNICATION SERVICES		194,691
UTILITIES - 10.0%
Electric Utilities - 4.6%
Edison International	26,647	1,507,154
Exelon Corp.	11,100	388,833
ITC Holdings Corp.	33,181	1,226,702
NextEra Energy, Inc.	3,962	395,606
Xcel Energy, Inc.	16,330	520,437
		4,038,732
Gas Utilities - 1.4%
Atmos Energy Corp.	8,762	447,212
National Fuel Gas Co.	10,480	771,747
		1,218,959
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. (a)	16,300	463,735
Multi-Utilities - 3.5%
DTE Energy Co.	4,900	382,886
NiSource, Inc.	31,772	1,153,959
Sempra Energy	15,423	1,520,861
		3,057,706
TOTAL UTILITIES		8,779,132
TOTAL COMMON STOCKS (Cost $70,822,257)		83,171,203
Nonconvertible Preferred Stocks - 0.6%
	Shares	Value
FINANCIALS - 0.6%
Banks - 0.6%
Itau Unibanco Holding SA sponsored ADR (Cost $512,891)	29,252	$ 478,563
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 5/29/14 to 6/26/14 (g) (Cost $109,996)	$ 110,000	109,998
Preferred Securities - 0.2%

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $153,576)	100,000	154,452
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	3,687,252	3,687,252
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	855,701	855,701
TOTAL MONEY MARKET FUNDS (Cost $4,542,953)		4,542,953
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $76,141,673)		88,457,169
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(1,110,189)
NET ASSETS - 100%		$ 87,346,980
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2014	$ 1,082,480	$ (16,048)

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $154,452 or 0.2% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $109,998.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,377
Fidelity Securities Lending Cash Central Fund	3,394
Total	$ 4,771
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,282,159	$ 10,282,159	$ -	$ -
Consumer Staples	3,230,744	3,230,744	-	-
Energy	6,760,747	6,760,747	-	-
Financials	24,420,791	23,736,050	684,741	-
Health Care	7,424,738	7,424,738	-	-
Industrials	8,260,258	8,174,751	85,507	-
Information Technology	10,295,054	10,200,590	94,464	-
Materials	4,001,452	4,001,452	-	-
Telecommunication Services	194,691	194,691	-	-
Utilities	8,779,132	8,779,132	-	-
U.S. Government and Government Agency Obligations	109,998	-	109,998	-
Preferred Securities	154,452	-	154,452	-
Money Market Funds	4,542,953	4,542,953	-	-
Total Investments in Securities:	$ 88,457,169	$ 87,328,007	$ 1,129,162	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (16,048)	$ (16,048)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (16,048)
Total Value of Derivatives	$ -	$ (16,048)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.1%
Canada	4.5%
Bermuda	2.5%
United Kingdom	2.0%
Ireland	1.6%
Switzerland	1.0%
Others (Individually Less Than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $841,161) - See accompanying schedule: Unaffiliated issuers (cost $71,598,720)	$ 83,914,216
Fidelity Central Funds (cost $4,542,953)	4,542,953
Total Investments (cost $76,141,673)		$ 88,457,169
Cash		114,275
Foreign currency held at value (cost $13,103)		13,163
Receivable for investments sold		575,421
Receivable for fund shares sold		216,827
Dividends receivable		51,478
Interest receivable		15
Distributions receivable from Fidelity Central Funds		891
Receivable for daily variation margin for derivative instruments		6,698
Prepaid expenses		71
Other receivables		708
Total assets		89,436,716

Liabilities
Payable for investments purchased	$ 965,415
Payable for fund shares redeemed	130,798
Accrued management fee	37,208
Distribution and service plan fees payable	32,134
Other affiliated payables	19,509
Other payables and accrued expenses	48,971
Collateral on securities loaned, at value	855,701
Total liabilities		2,089,736

Net Assets		$ 87,346,980
Net Assets consist of:
Paid in capital		$ 91,632,190
Undistributed net investment income		29,994
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,614,864)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,299,660
Net Assets		$ 87,346,980

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($41,980,651 ÷ 2,056,719 shares)	$ 20.41

Maximum offering price per share (100/94.25 of $20.41)	$ 21.66
Class T: Net Asset Value and redemption price per share ($18,500,278 ÷ 914,577 shares)	$ 20.23

Maximum offering price per share (100/96.50 of $20.23)	$ 20.96
Class B: Net Asset Value and offering price per share ($1,844,999 ÷ 93,906 shares)A	$ 19.65

Class C: Net Asset Value and offering price per share ($17,374,380 ÷ 887,002 shares)A	$ 19.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,646,672 ÷ 371,379 shares)	$ 20.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 672,741
Interest		9
Income from Fidelity Central Funds		4,771
Total income		677,521

Expenses
Management fee Basic fee	$ 227,498
Performance adjustment	(18,003)
Transfer agent fees	98,222
Distribution and service plan fees	184,307
Accounting and security lending fees	16,175
Custodian fees and expenses	40,358
Independent trustees' compensation	160
Registration fees	57,897
Audit	34,795
Legal	177
Miscellaneous	588
Total expenses before reductions	642,174
Expense reductions	(45,226)	596,948
Net investment income (loss)		80,573
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,723,455
Foreign currency transactions	(2,396)
Futures contracts	45,023
Total net realized gain (loss)		6,766,082
Change in net unrealized appreciation (depreciation) on: Investment securities	(295,980)
Assets and liabilities in foreign currencies	188
Futures contracts	(40,096)
Total change in net unrealized appreciation (depreciation)		(335,888)
Net gain (loss)		6,430,194
Net increase (decrease) in net assets resulting from operations		$ 6,510,767
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,573	$ 337,465
Net realized gain (loss)	6,766,082	7,180,472
Change in net unrealized appreciation (depreciation)	(335,888)	12,345,975
Net increase (decrease) in net assets resulting from operations	6,510,767	19,863,912
Distributions to shareholders from net investment income	(112,252)	(345,665)
Distributions to shareholders from net realized gain	(142,925)	-
Total distributions	(255,177)	(345,665)
Share transactions - net increase (decrease)	2,500,905	2,685,061
Total increase (decrease) in net assets	8,756,495	22,203,308

Net Assets
Beginning of period	78,590,485	56,387,177
End of period (including undistributed net investment income of $29,994 and undistributed net investment income of $61,673, respectively)	$ 87,346,980	$ 78,590,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.90	$ 14.08	$ 12.25	$ 12.12	$ 9.81	$ 8.33
Income from Investment Operations
Net investment income (loss) E	.04	.11	.07	.03	.06 H	.06
Net realized and unrealized gain (loss)	1.56	4.82	1.79	.17	2.29	1.46
Total from investment operations	1.60	4.93	1.86	.20	2.35	1.52
Distributions from net investment income	(.04)	(.11)	(.03)	(.06)	(.03)	(.04)
Distributions from net realized gain	(.04)	-	-	(.01)	(.01)	-
Total distributions	(.09) J	(.11)	(.03)	(.07)	(.04)	(.04)
Net asset value, end of period	$ 20.41	$ 18.90	$ 14.08	$ 12.25	$ 12.12	$ 9.81
Total Return B, C, D	8.47%	35.30%	15.22%	1.65%	23.99%	18.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35% A	1.31%	1.35%	1.29%	1.33%	1.36%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25% A	1.23%	1.25%	1.24%	1.24%	1.25%
Net investment income (loss)	.39% A	.69%	.51%	.21%	.51%H	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,981	$ 38,397	$ 27,817	$ 29,635	$ 37,972	$ 40,404
Portfolio turnover rate G	78% A	103%	77%	96%	152%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.09 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.044 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.72	$ 13.95	$ 12.15	$ 12.03	$ 9.74	$ 8.29
Income from Investment Operations
Net investment income (loss) E	.01	.07	.03	(.01)	.03 H	.04
Net realized and unrealized gain (loss)	1.54	4.78	1.80	.17	2.27	1.45
Total from investment operations	1.55	4.85	1.83	.16	2.30	1.49
Distributions from net investment income	-	(.08)	(.03)	(.04)	(.01)	(.04)
Distributions from net realized gain	(.04)	-	-	(.01)	(.01)	-
Total distributions	(.04)	(.08)	(.03)	(.04) J	(.01) K	(.04)
Net asset value, end of period	$ 20.23	$ 18.72	$ 13.95	$ 12.15	$ 12.03	$ 9.74
Total Return B, C, D	8.31%	34.94%	15.05%	1.35%	23.66%	18.09%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.58%	1.61%	1.56%	1.59%	1.62%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50% A	1.48%	1.50%	1.49%	1.49%	1.50%
Net investment income (loss)	.14% A	.44%	.26%	(.04)%	.26%H	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,500	$ 17,319	$ 12,727	$ 12,866	$ 17,908	$ 19,978
Portfolio turnover rate G	78% A	103%	77%	96%	152%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.009 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.18	$ 13.54	$ 11.85	$ 11.75	$ 9.54	$ 8.16
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	(.03)	(.07)	(.03) H	- J
Net realized and unrealized gain (loss)	1.50	4.65	1.74	.17	2.24	1.41
Total from investment operations	1.47	4.64	1.71	.10	2.21	1.41
Distributions from net investment income	-	-	(.02)	-	-	(.03)
Net asset value, end of period	$ 19.65	$ 18.18	$ 13.54	$ 11.85	$ 11.75	$ 9.54
Total Return B, C, D	8.09%	34.27%	14.41%	.85%	23.17%	17.43%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18% A	2.11%	2.13%	2.05%	2.08%	2.12%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	1.98%	2.00%	1.99%	1.99%	2.00%
Net investment income (loss)	(.36)% A	(.06)%	(.24)%	(.54)%	(.24)H	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,845	$ 2,116	$ 2,480	$ 3,482	$ 4,937	$ 4,828
Portfolio turnover rate G	78% A	103%	77%	96%	152%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.13	$ 13.51	$ 11.83	$ 11.73	$ 9.53	$ 8.14
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	(.03)	(.07)	(.03) H	- J
Net realized and unrealized gain (loss)	1.49	4.64	1.73	.17	2.23	1.42
Total from investment operations	1.46	4.63	1.70	.10	2.20	1.42
Distributions from net investment income	-	(.01)	(.02)	-	-	(.03)
Net asset value, end of period	$ 19.59	$ 18.13	$ 13.51	$ 11.83	$ 11.73	$ 9.53
Total Return B, C, D	8.05%	34.32%	14.36%	.85%	23.08%	17.60%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12% A	2.08%	2.10%	2.04%	2.08%	2.11%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	1.98%	1.99%	1.99%	1.99%	2.00%
Net investment income (loss)	(.36)% A	(.06)%	(.24)%	(.54)%	(.24)%H	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,374	$ 14,354	$ 9,283	$ 8,976	$ 9,497	$ 9,692
Portfolio turnover rate G	78% A	103%	77%	96%	152%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.09	$ 14.22	$ 12.34	$ 12.21	$ 9.88	$ 8.37
Income from Investment Operations
Net investment income (loss) D	.06	.16	.10	.06	.09 G	.08
Net realized and unrealized gain (loss)	1.57	4.86	1.81	.18	2.31	1.47
Total from investment operations	1.63	5.02	1.91	.24	2.40	1.55
Distributions from net investment income	(.09)	(.15)	(.03)	(.10)	(.06)	(.04)
Distributions from net realized gain	(.04)	-	-	(.01)	(.01)	-
Total distributions	(.13)	(.15)	(.03)	(.11)	(.07)	(.04)
Net asset value, end of period	$ 20.59	$ 19.09	$ 14.22	$ 12.34	$ 12.21	$ 9.88
Total Return B, C	8.60%	35.65%	15.56%	1.93%	24.36%	18.74%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04% A	.96%	.99%	.97%	1.03%	1.16%
Expenses net of fee waivers, if any	1.00% A	.96%	.99%	.97%	1.00%	1.00%
Expenses net of all reductions	1.00% A	.94%	.99%	.96%	.99%	1.00%
Net investment income (loss)	.64% A	.98%	.76%	.49%	.76% G	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,647	$ 6,405	$ 4,080	$ 4,869	$ 5,894	$ 5,230
Portfolio turnover rateF	78% A	103%	77%	96%	152%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,134,454
Gross unrealized depreciation	(1,949,597)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,184,857

Tax cost	$ 76,272,312

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (23,008,999)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $45,023 and a change in net unrealized appreciation (depreciation) of $(40,096) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $32,781,511 and $31,141,890, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 50,365	$ 1,102
Class T	.25%	.25%	44,702	525
Class B	.75%	.25%	9,937	7,573
Class C	.75%	.25%	79,303	13,966
			$ 184,307	$ 23,166

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,075
Class T	1,439
Class B*	788
Class C*	1,228
$ 9,530

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 46,245.23
Class T	23,034.26
Class B	3,002.30
Class C	20,199.25
Institutional Class	5,742.17
	$ 98,222

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $926 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $75 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,394. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 20,277
Class T	1.50%	11,580
Class B	2.00%	1,812
Class C	2.00%	9,487
Institutional Class	1.00%	1,508
		$ 44,664

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $553 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 83,047	$ 223,873
Class T	-	71,100
Class C	-	8,906
Institutional Class	29,205	41,786
Total	$ 112,252	$ 345,665
From net realized gain
Class A	$ 89,124	$ -
Class T	39,363	-
Institutional Class	14,438	-
Total	$ 142,925	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	262,251	661,325	$ 5,187,213	$ 11,066,745
Reinvestment of distributions	8,091	14,139	155,015	202,243
Shares redeemed	(244,901)	(619,275)	(4,815,572)	(10,353,339)
Net increase (decrease)	25,441	56,189	$ 526,656	$ 915,649
Class T
Shares sold	79,451	183,578	$ 1,565,739	$ 3,054,837
Reinvestment of distributions	2,020	4,868	38,408	69,164
Shares redeemed	(92,255)	(175,709)	(1,782,781)	(2,895,363)
Net increase (decrease)	(10,784)	12,737	$ (178,634)	$ 228,638

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class B
Shares sold	2,813	16,969	$ 54,581	$ 251,841
Shares redeemed	(25,273)	(83,730)	(479,924)	(1,299,094)
Net increase (decrease)	(22,460)	(66,761)	$ (425,343)	$ (1,047,253)
Class C
Shares sold	174,157	286,749	$ 3,318,509	$ 4,683,936
Reinvestment of distributions	-	588	-	8,189
Shares redeemed	(79,014)	(182,473)	(1,481,175)	(2,936,174)
Net increase (decrease)	95,143	104,864	$ 1,837,334	$ 1,755,951
Institutional Class
Shares sold	108,550	121,561	$ 2,176,591	$ 2,027,800
Reinvestment of distributions	1,763	2,173	34,039	31,289
Shares redeemed	(74,419)	(75,216)	(1,469,738)	(1,227,013)
Net increase (decrease)	35,894	48,518	$ 740,892	$ 832,076

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

FAVI-USAN-0614
1.800652.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

High Income Advantage

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.03%
Actual		$ 1,000.00	$ 1,045.20	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Class T	1.02%
Actual		$ 1,000.00	$ 1,045.00	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class B	1.75%
Actual		$ 1,000.00	$ 1,041.80	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.78%
Actual		$ 1,000.00	$ 1,041.40	$ 9.01
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,045.40	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
GMAC LLC	2.7	3.0
International Lease Finance Corp.	2.6	2.6
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	2.5	2.6
HCA Holdings, Inc.	2.3	0.8
Citigroup, Inc.	2.1	1.8
	12.2
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Diversified Financial Services	10.0	9.1
Telecommunications	10.0	10.4
Technology	7.9	6.5
Healthcare	7.7	7.8
Energy	7.5	8.6
Quality Diversification (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
BBB 1.2%	BBB 1.0%
BB 24.8%	BB 19.2%
B 36.0%	B 39.5%
CCC,CC,C 17.0%	CCC,CC,C 16.4%
D 0.0%	D 0.1%
Not Rated 1.3%	Not Rated 2.2%
Equities 16.8%	Equities 15.4%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 6.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Nonconvertible Bonds 69.0%		Nonconvertible Bonds 68.5%
	Convertible Bonds, Preferred Stocks 1.0%		Convertible Bonds, Preferred Stocks 2.2%
	Common Stocks 15.8%		Common Stocks 13.5%
	Bank Loan Obligations 8.5%		Bank Loan Obligations 7.6%
	Other Investments 2.8%		Other Investments 2.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.9%		Short-Term Investments and Net Other Assets (Liabilities) 6.2%
* Foreign investments	18.1%	** Foreign investments	14.3%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 69.0%
	Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.0%
Broadcasting - 0.0%
Mood Media Corp. 10% 10/31/15 (g)	$ 38	$ 33
Nonconvertible Bonds - 69.0%
Aerospace - 0.3%
GenCorp, Inc. 7.125% 3/15/21	525	570
Spirit Aerosystems, Inc. 5.25% 3/15/22 (g)	2,230	2,261
TransDigm, Inc. 7.5% 7/15/21	3,755	4,131
		6,962
Air Transportation - 0.3%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	951	1,030
6.125% 4/29/18 (g)	670	714
9.25% 5/10/17	1,185	1,339
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	2,116	2,433
		5,516
Automotive - 1.9%
Affinia Group, Inc. 7.75% 5/1/21	405	433
American Axle & Manufacturing, Inc. 5.125% 2/15/19	750	786
Chassix, Inc. 9.25% 8/1/18 (g)	765	829
Dana Holding Corp.:
5.375% 9/15/21	1,450	1,497
6% 9/15/23	1,450	1,526
General Motors Acceptance Corp. 8% 11/1/31	4,835	5,935
General Motors Corp.:
6.75% 5/1/28 (d)	547	0
7.125% 7/15/49 (d)	1,583	0
7.2% 1/15/11 (d)	3,997	0
7.4% 9/1/25 (d)	273	0
7.7% 4/15/16 (d)	980	0
8.25% 7/15/23 (d)	7,625	0
8.375% 7/15/33 (d)	23,416	0
General Motors Financial Co., Inc.:
4.25% 5/15/23	1,000	981
4.75% 8/15/17	5,395	5,773
6.75% 6/1/18	10,220	11,625
LKQ Corp. 4.75% 5/15/23	430	413
Schaeffler Finance BV 4.75% 5/15/21 (g)	1,930	1,981
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (g)(j)	$ 2,550	$ 2,706
Tenneco, Inc. 6.875% 12/15/20	3,362	3,681
		38,166
Banks & Thrifts - 3.7%
Ally Financial, Inc.:
3.5% 1/27/19	3,485	3,511
4.75% 9/10/18	3,970	4,208
8% 3/15/20	4,150	5,016
GMAC LLC:
8% 12/31/18	25,964	30,964
8% 11/1/31	19,887	24,461
Royal Bank of Scotland Group PLC 6% 12/19/23	6,785	7,088
Washington Mutual Bank 5.5% 1/15/49 (d)	10,000	1
		75,249
Broadcasting - 0.8%
AMC Networks, Inc. 7.75% 7/15/21	500	560
Clear Channel Communications, Inc.:
5.5% 9/15/14	6,735	6,802
5.5% 12/15/16	3,698	3,624
Sirius XM Radio, Inc. 5.75% 8/1/21 (g)	5,525	5,663
		16,649
Building Materials - 0.7%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	595	616
CEMEX Finance LLC 6% 4/1/24 (g)	2,795	2,804
CEMEX S.A.B. de CV 5.2336% 9/30/15 (g)(j)	4,305	4,429
Nortek, Inc. 8.5% 4/15/21	1,520	1,676
USG Corp.:
5.875% 11/1/21 (g)	430	457
6.3% 11/15/16	275	297
7.875% 3/30/20 (g)	1,390	1,550
9.75% 1/15/18	1,585	1,911
		13,740
Cable TV - 3.9%
Altice S.A. 7.75% 5/15/22 (g)(i)	7,070	7,370
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	2,550	2,489
5.25% 3/15/21	2,245	2,287
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
5.75% 9/1/23	$ 1,545	$ 1,559
5.75% 1/15/24	6,890	6,950
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)	535	560
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)	5,495	5,358
DISH DBS Corp.:
5% 3/15/23	9,555	9,746
5.875% 7/15/22	4,240	4,574
6.75% 6/1/21	5,260	5,944
Lynx I Corp. 5.375% 4/15/21 (g)	1,260	1,292
Lynx II Corp. 6.375% 4/15/23 (g)	710	746
Numericable Group SA:
4.875% 5/15/19 (g)(i)	7,890	7,969
6% 5/15/22 (g)(i)	11,430	11,701
6.25% 5/15/24 (g)(i)	1,150	1,177
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	1,245	1,320
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (g)	2,145	2,166
7.5% 3/15/19 (g)	705	760
UPCB Finance III Ltd. 6.625% 7/1/20 (g)	3,060	3,267
UPCB Finance VI Ltd. 6.875% 1/15/22 (g)	1,900	2,071
		79,306
Capital Goods - 0.2%
Briggs & Stratton Corp. 6.875% 12/15/20	1,285	1,426
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (g)	1,610	1,658
		3,084
Chemicals - 1.1%
Hexion U.S. Finance Corp. 6.625% 4/15/20	4,605	4,783
LSB Industries, Inc. 7.75% 8/1/19 (g)	705	754
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (g)(j)	1,630	1,701
PolyOne Corp. 5.25% 3/15/23	2,215	2,237
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	$ 11,535	$ 12,285
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	960	1,054
		22,814
Consumer Products - 0.8%
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)	490	463
Prestige Brands, Inc.:
5.375% 12/15/21 (g)	2,875	2,947
8.125% 2/1/20	335	375
Revlon Consumer Products Corp. 5.75% 2/15/21	10,540	10,619
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	565	613
6.625% 11/15/22	670	732
		15,749
Containers - 3.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (g)(j)	7,119	7,500
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (g)	846	897
9.125% 10/15/20 (g)	3,369	3,748
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (g)	1,165	1,215
6.75% 1/31/21 (g)	1,350	1,407
7% 11/15/20 (g)	697	727
9.125% 10/15/20 (g)	1,045	1,157
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (g)	1,255	1,293
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (g)(j)	617	648
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	1,465	1,524
Graphic Packaging International, Inc. 4.75% 4/15/21	615	612
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	3,400	3,634
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	10,505	10,925
6.875% 2/15/21	7,339	7,899
7.875% 8/15/19	8,387	9,205
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
8.25% 2/15/21	$ 6,144	$ 6,643
Sealed Air Corp. 6.5% 12/1/20 (g)	1,730	1,912
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	1,332	1,508
		62,454
Diversified Financial Services - 6.6%
Aircastle Ltd. 4.625% 12/15/18	1,625	1,664
CIT Group, Inc.:
3.875% 2/19/19	2,570	2,599
5% 8/15/22	3,195	3,267
5% 8/1/23	8,460	8,502
5.375% 5/15/20	4,400	4,697
5.5% 2/15/19 (g)	8,075	8,701
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (g)	2,285	2,302
4.875% 3/15/19 (g)	3,930	3,984
5.875% 2/1/22 (g)	4,690	4,760
6% 8/1/20 (g)	3,840	4,051
International Lease Finance Corp.:
3.875% 4/15/18	7,210	7,318
5.65% 6/1/14	351	352
5.75% 5/15/16	6,040	6,501
5.875% 8/15/22	7,625	8,044
7.125% 9/1/18 (g)	10,309	11,958
8.25% 12/15/20	3,945	4,759
8.625% 1/15/22	11,305	13,849
SLM Corp.:
4.875% 6/17/19	9,130	9,393
5.5% 1/15/19	3,545	3,728
5.5% 1/25/23	2,245	2,206
6.125% 3/25/24	3,835	3,821
8% 3/25/20	9,700	11,204
8.45% 6/15/18	4,905	5,782
		133,442
Diversified Media - 1.3%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	1,225	1,305
6.5% 11/15/22	3,315	3,547
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Clear Channel Worldwide Holdings, Inc.: - continued
7.625% 3/15/20	$ 900	$ 963
7.625% 3/15/20	4,400	4,741
Darling Escrow Corp. 5.375% 1/15/22 (g)	1,280	1,315
Lamar Media Corp. 5.375% 1/15/24 (g)	1,080	1,119
Liberty Media Corp.:
8.25% 2/1/30	469	514
8.5% 7/15/29	529	590
MDC Partners, Inc. 6.75% 4/1/20 (g)	440	465
National CineMedia LLC:
6% 4/15/22	4,035	4,237
7.875% 7/15/21	2,050	2,260
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18	4,395	4,675
WMG Acquisition Corp.:
5.625% 4/15/22 (g)	480	486
6% 1/15/21 (g)	667	699
		26,916
Electric Utilities - 4.2%
Calpine Corp.:
6% 1/15/22 (g)	1,885	2,003
7.875% 1/15/23 (g)	4,205	4,710
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	6,332	6,704
10% 12/1/20 (g)	8,903	9,426
11% 10/1/21	6,237	7,141
11.25% 12/1/18 pay-in-kind (g)(j)	927	866
12% 3/1/22 (g)	22,140	26,347
InterGen NV 7% 6/30/23 (g)	3,940	4,137
Mirant Americas Generation LLC 9.125% 5/1/31	690	681
NRG Energy, Inc. 6.625% 3/15/23	7,020	7,336
Puget Energy, Inc.:
6% 9/1/21	3,305	3,863
6.5% 12/15/20	1,935	2,299
The AES Corp.:
4.875% 5/15/23	725	694
5.5% 3/15/24	1,305	1,305
7.375% 7/1/21	2,400	2,748
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.:
5.55% 11/15/14	$ 7,757	$ 3,258
6.5% 11/15/24	4,961	2,084
6.55% 11/15/34	4,295	1,804
		87,406
Energy - 5.4%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	2,720	2,754
4.875% 3/15/24	1,300	1,294
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	1,260	1,370
7% 5/20/22	2,700	2,970
Antero Resources Corp. 5.125% 12/1/22 (g)(i)	3,765	3,798
Antero Resources Finance Corp. 5.375% 11/1/21 (g)	2,500	2,556
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23	1,885	1,861
Chesapeake Energy Corp.:
4.875% 4/15/22	1,890	1,892
5.375% 6/15/21	3,665	3,839
5.75% 3/15/23	2,170	2,306
6.125% 2/15/21	3,615	3,958
6.875% 11/15/20	177	201
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (g)	1,520	1,588
7.75% 4/1/19	3,095	3,350
Denbury Resources, Inc. 4.625% 7/15/23	4,395	4,181
Diamondback Energy, Inc. 7.625% 10/1/21 (g)	1,545	1,672
Edgen Murray Corp. 8.75% 11/1/20 (g)	1,200	1,386
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,512
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	1,440	1,604
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	3,975	4,581
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (g)	2,280	2,269
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	2,435	2,557
6.75% 1/15/22 (g)	1,095	1,152
Forbes Energy Services Ltd. 9% 6/15/19	3,470	3,548
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Forum Energy Technologies, Inc. 6.25% 10/1/21 (g)	$ 1,090	$ 1,158
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	845	879
Gulfmark Offshore, Inc. 6.375% 3/15/22	560	581
Kinder Morgan Holding Co. LLC 5% 2/15/21 (g)	1,695	1,695
Kodiak Oil & Gas Corp.:
5.5% 1/15/21	790	814
8.125% 12/1/19	2,010	2,231
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22 (g)	2,995	3,055
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	995	1,032
Offshore Group Investment Ltd.:
7.125% 4/1/23	2,445	2,408
7.5% 11/1/19	11,570	12,033
Pacific Drilling SA 5.375% 6/1/20 (g)	540	525
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)	1,985	2,124
Precision Drilling Corp.:
6.5% 12/15/21	495	536
6.625% 11/15/20	2,205	2,370
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,080	1,156
SemGroup Corp. 7.5% 6/15/21	1,625	1,763
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	1,324	1,403
Summit Midstream Holdings LLC 7.5% 7/1/21	810	873
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (g)	845	896
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	908	972
Tesoro Corp. 5.125% 4/1/24	1,915	1,905
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20	425	445
Ultra Petroleum Corp. 5.75% 12/15/18 (g)	2,090	2,200
Unit Corp. 6.625% 5/15/21	7,190	7,621
Western Refining, Inc. 6.25% 4/1/21	905	941
		109,815
Entertainment/Film - 0.8%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (g)	470	482
5.625% 2/15/24 (g)	510	524
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Entertainment/Film - continued
Cinemark U.S.A., Inc.:
4.875% 6/1/23	$ 2,110	$ 2,047
5.125% 12/15/22	570	570
7.375% 6/15/21	1,085	1,204
Lions Gate Entertainment Corp. 5.25% 8/1/18 (g)	6,095	6,125
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (g)	1,425	1,486
Regal Entertainment Group:
5.75% 6/15/23	3,725	3,800
5.75% 2/1/25	555	549
		16,787
Environmental - 0.3%
Clean Harbors, Inc. 5.125% 6/1/21	1,180	1,193
Covanta Holding Corp.:
5.875% 3/1/24	1,530	1,559
6.375% 10/1/22	1,355	1,450
7.25% 12/1/20	1,094	1,199
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	350	371
Tervita Corp.:
9.75% 11/1/19 (g)	210	190
10.875% 2/15/18 (g)	170	163
		6,125
Food & Drug Retail - 1.8%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (g)	1,700	1,849
JBS Investments GmbH:
7.25% 4/3/24 (g)	1,905	1,918
7.75% 10/28/20 (g)	4,855	5,165
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	0
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)	1,375	1,519
Rite Aid Corp.:
6.75% 6/15/21	11,895	12,936
6.875% 12/15/28 (g)	5,785	5,799
7.7% 2/15/27	6,400	7,040
Tops Markets LLC 8.875% 12/15/17	1,095	1,194
		37,420
Food/Beverage/Tobacco - 1.2%
ESAL GmbH 6.25% 2/5/23 (g)	4,565	4,360
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)	$ 1,765	$ 1,906
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (g)	12,790	12,605
Post Holdings, Inc. 6.75% 12/1/21 (g)	5,380	5,636
		24,507
Gaming - 2.3%
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	3,125	2,695
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)	3,640	3,631
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	1,445	1,261
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (g)	820	849
4.875% 11/1/20 (g)	2,140	2,210
5.375% 11/1/23 (g)	1,700	1,751
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (g)	10,735	11,030
Graton Economic Development Authority 9.625% 9/1/19 (g)	1,730	1,977
MCE Finance Ltd. 5% 2/15/21 (g)	2,100	2,095
MGM Mirage, Inc.:
6.875% 4/1/16	820	895
8.625% 2/1/19	5,000	5,969
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (g)	1,140	1,186
11% 10/1/21 (g)	1,575	1,638
Pinnacle Entertainment, Inc. 7.75% 4/1/22	700	760
Studio City Finance Ltd. 8.5% 12/1/20 (g)	8,920	9,946
		47,893
Healthcare - 6.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	685	719
7.75% 2/15/19	4,441	4,763
Catamaran Corp. 4.75% 3/15/21 (Reg. S)	1,965	1,980
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	1,970	2,086
Forest Laboratories, Inc. 4.375% 2/1/19 (g)	3,700	3,936
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (g)	2,915	2,959
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA Holdings, Inc.:
4.75% 5/1/23	$ 4,475	$ 4,397
5% 3/15/24	3,060	3,037
5.875% 3/15/22	8,635	9,261
6.25% 2/15/21	2,265	2,392
6.5% 2/15/20	7,640	8,519
7.5% 2/15/22	5,095	5,811
7.75% 5/15/21	11,679	12,832
HealthSouth Corp. 5.75% 11/1/24	1,275	1,329
IMS Health, Inc. 6% 11/1/20 (g)	1,175	1,240
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (g)	3,260	196
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	410	428
6.75% 10/15/22	2,631	2,861
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	1,080	1,131
Salix Pharmaceuticals Ltd. 6% 1/15/21 (g)	620	665
Service Corp. International 5.375% 1/15/22	815	831
Tenet Healthcare Corp.:
4.375% 10/1/21	8,990	8,619
4.5% 4/1/21	1,670	1,621
4.75% 6/1/20	1,665	1,673
5% 3/1/19 (g)	1,810	1,815
6% 10/1/20 (g)	1,890	1,985
6.75% 2/1/20	1,800	1,890
8.125% 4/1/22	7,570	8,403
Valeant Pharmaceuticals International:
5.625% 12/1/21 (g)	1,395	1,451
6.75% 8/15/18 (g)	5,800	6,279
7.25% 7/15/22 (g)	315	343
7.5% 7/15/21 (g)	9,930	11,072
VPI Escrow Corp. 6.375% 10/15/20 (g)	2,380	2,559
VWR Funding, Inc. 7.25% 9/15/17	4,375	4,692
		123,775
Homebuilders/Real Estate - 1.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	1,260	1,298
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	1,265	1,293
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	1,000	1,053
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
CBRE Group, Inc.:
5% 3/15/23	$ 4,475	$ 4,509
6.625% 10/15/20	1,214	1,290
Howard Hughes Corp. 6.875% 10/1/21 (g)	3,530	3,795
Kennedy-Wilson, Inc. 5.875% 4/1/24	1,395	1,393
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	3,085	3,100
William Lyon Homes, Inc. 8.5% 11/15/20	2,170	2,420
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (g)	2,215	2,259
		22,410
Hotels - 0.5%
Choice Hotels International, Inc. 5.75% 7/1/22	615	650
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (g)	7,555	7,876
Playa Resorts Holding BV 8% 8/15/20 (g)	695	751
		9,277
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	2,765	2,952
Leisure - 0.1%
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	1,000	1,020
Metals/Mining - 0.7%
Alpha Natural Resources, Inc.:
6% 6/1/19	3,730	2,835
6.25% 6/1/21	4,245	3,131
9.75% 4/15/18	1,770	1,664
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)	415	446
Calcipar SA 6.875% 5/1/18 (g)	1,070	1,132
FMG Resources (August 2006) Pty Ltd. 6% 4/1/17 (g)	520	547
Prince Mineral Holding Corp. 11.5% 12/15/19 (g)	655	735
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (g)	1,040	1,050
Walter Energy, Inc.:
9.5% 10/15/19 (g)	1,885	1,918
11% 4/1/20 pay-in-kind (g)(j)	1,545	1,360
		14,818
Paper - 0.1%
Clearwater Paper Corp. 4.5% 2/1/23	2,045	1,979
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - 1.4%
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (g)	$ 4,610	$ 4,126
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 10% 4/1/21 (g)	14,305	16,379
R.R. Donnelley & Sons Co.:
6% 4/1/24	960	967
6.5% 11/15/23	2,890	3,042
Time, Inc. 5.75% 4/15/22 (g)	4,260	4,249
		28,763
Railroad - 0.2%
Florida East Coast Holdings Corp. 6.75% 5/1/19 (g)	1,090	1,120
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,920	1,987
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	1,285	1,401
		4,508
Restaurants - 0.4%
Landry's Acquisition Co. 9.375% 5/1/20 (g)	4,040	4,454
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)	4,205	4,499
		8,953
Services - 2.5%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	470	523
APX Group, Inc.:
6.375% 12/1/19	8,560	8,710
8.75% 12/1/20	11,350	11,577
ARAMARK Corp. 5.75% 3/15/20	2,195	2,302
Audatex North America, Inc.:
6% 6/15/21 (g)	8,190	8,784
6.125% 11/1/23 (g)	590	631
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)	815	872
FTI Consulting, Inc. 6% 11/15/22	2,450	2,499
Garda World Security Corp.:
7.25% 11/15/21 (g)	2,435	2,566
7.25% 11/15/21 (g)	920	969
Hertz Corp.:
5.875% 10/15/20	990	1,049
6.25% 10/15/22	1,315	1,407
Laureate Education, Inc. 9.25% 9/1/19 (g)	6,520	6,879
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	600	639
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
TMS International Corp. 7.625% 10/15/21 (g)	$ 420	$ 448
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (j)	1,255	1,322
		51,177
Shipping - 1.1%
CEVA Group PLC:
7% 3/1/21 (g)	630	647
9% 9/1/21 (g)	575	591
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	3,070	3,200
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	7,940	8,019
8.125% 2/15/19	2,489	2,526
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	2,020	2,026
Teekay Corp. 8.5% 1/15/20	195	225
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	1,475	1,687
Western Express, Inc. 12.5% 4/15/15 (g)	6,070	4,537
		23,458
Steel - 0.8%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)	7,870	7,949
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	5,550	5,959
11.25% 10/15/18	1,855	2,082
		15,990
Super Retail - 0.4%
Asbury Automotive Group, Inc. 8.375% 11/15/20	788	883
Claire's Stores, Inc. 7.75% 6/1/20 (g)	470	321
CST Brands, Inc. 5% 5/1/23	525	520
JC Penney Corp., Inc.:
5.65% 6/1/20	2,375	1,906
5.75% 2/15/18	703	583
7.4% 4/1/37	775	577
Sally Holdings LLC 5.5% 11/1/23	925	941
Sonic Automotive, Inc.:
5% 5/15/23	315	309
7% 7/15/22	1,390	1,532
		7,572
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Technology - 4.3%
Activision Blizzard, Inc. 6.125% 9/15/23 (g)	$ 2,075	$ 2,257
ADT Corp. 6.25% 10/15/21 (g)	1,895	1,976
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (g)(j)	3,500	3,666
Avaya, Inc.:
7% 4/1/19 (g)	1,817	1,808
10.5% 3/1/21 (g)	2,095	1,907
BMC Software Finance, Inc. 8.125% 7/15/21 (g)	10,135	10,616
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (g)(j)	3,215	3,151
Ceridian Corp. 8.875% 7/15/19 (g)	1,755	1,999
Ceridian HCM Holding, Inc. 11% 3/15/21 (g)	930	1,074
CommScope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (g)(j)	920	987
Compiler Finance Sub, Inc. 7% 5/1/21 (g)	1,610	1,626
Entegris, Inc. 6% 4/1/22 (g)	635	643
First Data Corp.:
6.75% 11/1/20 (g)	5,350	5,711
11.25% 1/15/21	4,820	5,507
11.75% 8/15/21	1,310	1,395
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(j)	950	955
Lucent Technologies, Inc.:
6.45% 3/15/29	12,334	11,810
6.5% 1/15/28	5,415	5,198
Micron Technology, Inc. 5.875% 2/15/22 (g)	1,520	1,604
Quad/Graphics, Inc. 7% 5/1/22 (g)	2,275	2,275
Spansion LLC 11.25% 1/15/16 (d)(g)	15,415	0
SunGard Data Systems, Inc. 6.625% 11/1/19	3,600	3,771
VeriSign, Inc. 4.625% 5/1/23	5,520	5,285
Viasystems, Inc. 7.875% 5/1/19 (g)	2,945	3,136
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	5,210	5,887
10.25% 7/15/19 (g)	410	463
13.375% 10/15/19	2,840	3,337
		88,044
Telecommunications - 8.7%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (g)	1,435	1,469
6.75% 11/15/20 (g)	3,390	3,560
Altice Financing SA 6.5% 1/15/22 (g)	895	938
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Altice Finco SA:
8.125% 1/15/24 (g)	$ 540	$ 583
9.875% 12/15/20 (g)	945	1,083
Broadview Networks Holdings, Inc. 10.5% 11/15/17	2,915	2,835
Citizens Communications Co. 7.875% 1/15/27	4,949	4,980
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (g)	5,300	6,983
Columbus International, Inc. 7.375% 3/30/21 (g)	5,560	5,810
Digicel Group Ltd.:
6% 4/15/21 (g)	4,580	4,637
7% 2/15/20 (g)	425	443
7.125% 4/1/22 (g)	3,850	3,869
8.25% 9/1/17 (g)	1,025	1,063
8.25% 9/30/20 (g)	6,645	7,077
DigitalGlobe, Inc. 5.25% 2/1/21	695	678
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (g)(j)	4,027	4,188
Eileme 2 AB 11.625% 1/31/20 (g)	2,605	3,113
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (g)	5,655	5,535
6.625% 12/15/22 (g)	3,925	4,033
6.625% 12/15/22 (Reg. S)	3,945	4,053
7.5% 4/1/21	5,730	6,282
Intelsat Luxembourg SA:
7.75% 6/1/21	8,204	8,553
8.125% 6/1/23	9,595	10,075
Level 3 Communications, Inc. 8.875% 6/1/19	695	763
Level 3 Financing, Inc.:
6.125% 1/15/21 (g)	2,395	2,515
7% 6/1/20	2,365	2,554
NII Capital Corp. 7.625% 4/1/21	1,466	436
Pacnet Ltd. 9% 12/12/18 (g)	200	214
Satelites Mexicanos SA de CV 9.5% 5/15/17	710	746
SBA Communications Corp. 5.625% 10/1/19	3,075	3,225
Sprint Capital Corp.:
6.9% 5/1/19	4,761	5,225
8.75% 3/15/32	5,730	6,410
Sprint Communications, Inc.:
6% 12/1/16	6,729	7,369
6% 11/15/22	17,894	18,028
9% 11/15/18 (g)	5,500	6,703
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Corp.:
7.125% 6/15/24 (g)	$ 2,580	$ 2,709
7.875% 9/15/23 (g)	4,245	4,680
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	1,565	1,649
6.25% 4/1/21	3,295	3,509
6.464% 4/28/19	705	747
6.542% 4/28/20	2,465	2,650
6.625% 4/1/23	4,925	5,270
6.633% 4/28/21	2,225	2,403
6.731% 4/28/22	1,645	1,775
6.836% 4/28/23	640	689
Wind Acquisition Finance SA:
7.25% 2/15/18 (g)	2,581	2,717
7.375% 4/23/21 (g)	3,770	3,883
		178,709
Textiles & Apparel - 0.0%
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (g)	590	614
TOTAL NONCONVERTIBLE BONDS		1,414,019
TOTAL CORPORATE BONDS (Cost $1,370,572)		1,414,052
Common Stocks - 15.8%
	Shares
Aerospace - 0.3%
Triumph Group, Inc.	85,000	5,509
Air Transportation - 0.5%
American Airlines Group, Inc.	100,000	3,507
Delta Air Lines, Inc.	200,000	7,366
		10,873
Automotive - 0.8%
Delphi Automotive PLC	77,122	5,155
General Motors Co.	274,238	9,456
General Motors Co.:
warrants 7/10/16 (a)	7,547	187
Common Stocks - continued
	Shares	Value (000s)
Automotive - continued
General Motors Co.: - continued
warrants 7/10/19 (a)	7,547	$ 129
Motors Liquidation Co. GUC Trust (a)	39,254	1,081
		16,008
Banks & Thrifts - 0.3%
JPMorgan Chase & Co.	100,000	5,598
Washington Mutual, Inc. (a)	505,500	0
WMI Holdings Corp. (a)	17,318	52
		5,650
Broadcasting - 0.6%
Cumulus Media, Inc. Class A (a)	550,600	3,529
Gray Television, Inc. (a)	494,070	5,558
Sinclair Broadcast Group, Inc. Class A	100,000	2,673
		11,760
Building Materials - 0.1%
Gibraltar Industries, Inc. (a)	141,340	2,414
Cable TV - 0.3%
Time Warner Cable, Inc.	41,300	5,842
Capital Goods - 0.1%
Walter Energy, Inc. (f)	250,000	1,800
Chemicals - 0.6%
Axiall Corp.	100,000	4,660
LyondellBasell Industries NV Class A	84,795	7,844
		12,504
Consumer Products - 0.3%
Whirlpool Corp.	40,000	6,135
Containers - 0.2%
Graphic Packaging Holding Co. (a)	417,874	4,287
Diversified Financial Services - 0.7%
Citigroup, Inc.	116,564	5,585
The Blackstone Group LP	300,000	8,859
		14,444
Energy - 1.3%
Apache Corp.	12,471	1,082
CVR Refining, LP	247,000	5,911
EP Energy Corp.	141,500	2,749
Oasis Petroleum, Inc. (a)	125,000	5,814
Ocean Rig UDW, Inc. (United States) (a)	235,000	3,878
Common Stocks - continued
	Shares	Value (000s)
Energy - continued
The Williams Companies, Inc.	90,000	$ 3,795
Vantage Drilling Co. (a)	2,000,000	3,340
		26,569
Food/Beverage/Tobacco - 0.7%
Carlyle Group LP	72,700	2,332
Dean Foods Co.	400,000	6,336
Monster Beverage Corp. (a)	100,000	6,696
		15,364
Gaming - 0.9%
Gaming & Leisure Properties	119,574	4,394
Las Vegas Sands Corp.	130,000	10,287
PB Investor I LLC	11,653	26
Station Holdco LLC (a)(k)(m)	1,531,479	3,415
Station Holdco LLC:
unit (a)(k)(m)	3,411	1
warrants 6/15/18 (a)(k)(m)	96,849	17
		18,140
Healthcare - 1.2%
Express Scripts Holding Co. (a)	167,600	11,159
Tenet Healthcare Corp. (a)	163,675	7,378
Universal Health Services, Inc. Class B	85,000	6,952
		25,489
Homebuilders/Real Estate - 0.1%
Realogy Holdings Corp. (a)	46,400	1,951
Hotels - 0.4%
Extended Stay America, Inc. unit	26,700	575
Hyatt Hotels Corp. Class A (a)	145,000	8,161
		8,736
Insurance - 0.3%
H&R Block, Inc.	200,000	5,684
Leisure - 0.2%
Town Sports International Holdings, Inc.	564,202	3,955
Metals/Mining - 0.5%
Alpha Natural Resources, Inc. (a)(f)	750,000	3,225
AngloGold Ashanti Ltd. sponsored ADR	87,174	1,578
OCI Resources LP	212,610	4,667
		9,470
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(m)	4,323	6
Common Stocks - continued
	Shares	Value (000s)
Restaurants - 1.0%
Bloomin' Brands, Inc. (a)	272,900	$ 5,818
Dunkin' Brands Group, Inc.	171,900	7,823
Yum! Brands, Inc.	100,000	7,699
		21,340
Services - 1.1%
ARAMARK Holdings Corp.	128,900	3,634
Hertz Global Holdings, Inc. (a)	250,000	7,118
KAR Auction Services, Inc.	317,600	9,458
WP Rocket Holdings, Inc.	1,964,861	2,456
		22,666
Shipping - 0.3%
Ship Finance International Ltd. (NY Shares)	300,000	5,289
Ultrapetrol (Bahamas) Ltd. (a)	7,916	22
		5,311
Super Retail - 0.6%
Dollar General Corp. (a)	100,000	5,644
Liberty Interactive Corp. Series A (a)	250,000	7,265
		12,909
Technology - 2.1%
CDW Corp.	300,000	8,457
Facebook, Inc. Class A (a)	76,094	4,549
NXP Semiconductors NV (a)	125,000	7,453
Skyworks Solutions, Inc.	200,000	8,210
SoftBank Corp. ADR	150,000	5,580
Spansion, Inc. Class A (a)	3,593	64
Xerox Corp.	710,000	8,584
		42,897
Telecommunications - 0.3%
Broadview Networks Holdings, Inc. (a)	189,475	474
Pendrell Corp. (a)	37,472	62
Verizon Communications, Inc.	108,000	5,047
		5,583
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(m)	42,253	259
TOTAL COMMON STOCKS (Cost $272,059)		323,555
Nonconvertible Preferred Stocks - 1.0%
	Shares	Value (000s)
Banks & Thrifts - 0.6%
Ally Financial, Inc. 7.00% (g)	11,491	$ 11,380
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	320,244	8,804
Services - 0.0%
WP Rocket Holdings, Inc. 15.00% (a)	1,437,822	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,174)		20,184
Bank Loan Obligations - 8.5%
		Principal Amount (000s) (e)
Aerospace - 0.0%
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (j)		$ 868	865
Automotive - 0.0%
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (j)		525	522
Broadcasting - 0.5%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (j)		5,798	5,769
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (j)		1,721	1,729
NEP/NCP Holdco, Inc. Tranche B, term loan 4.25% 1/22/20 (j)		845	844
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (j)		1,200	1,196
			9,538
Chemicals - 0.1%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (j)		1,960	1,989
Tranche B 1LN, term loan 5.5% 7/31/18 (j)		207	207
			2,196
Consumer Products - 0.3%
Bauer Performance Sports Ltd. Tranche B, term loan 4.5% 4/15/21 (j)		1,740	1,738
Revlon Consumer Products Corp. term loan 4% 8/19/19 (j)		3,222	3,218
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (j)		408	407
			5,363
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Containers - 0.1%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4.25% 12/17/19 (j)		$ 214	$ 213
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (j)		2,025	2,010
			2,223
Diversified Financial Services - 0.5%
AlixPartners LLP Tranche B 2LN, term loan 4% 7/10/20 (j)		1,269	1,266
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (j)		3,105	3,105
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (j)		301	302
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (j)		413	410
TransUnion LLC Tranche B, term loan 4% 4/9/21 (j)		5,340	5,313
			10,396
Diversified Media - 0.5%
Checkout Holding Corp.:
Tranche 2LN, term loan 7.75% 4/9/22 (j)		1,080	1,072
Tranche B 1LN, term loan 4.5% 4/9/21 (j)		2,280	2,269
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (j)		6,239	6,271
			9,612
Electric Utilities - 0.3%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (j)		5,915	5,789
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (j)		1,248	1,248
			7,037
Energy - 0.8%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (j)		435	437
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (j)		11,180	11,515
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (j)		203	203
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)		845	864
Panda Temple Power, LLC term loan 7.25% 4/3/19 (j)		400	411
Sheridan Investment Partners I term loan 4.25% 12/16/20 (j)		678	678
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (j)		94	94
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Energy - continued
Sheridan Production Partners I: - continued
Tranche M, term loan 4.25% 12/16/20 (j)		$ 35	$ 35
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (j)		2,853	2,878
			17,115
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (j)		325	324
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	289	264
Tranche B, term loan 18% 1/15/49 pay-in-kind	CAD	176	160
			748
Environmental - 0.0%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (j)		270	269
Food & Drug Retail - 0.4%
Rite Aid Corp.:
Tranche 2 LN2, term loan 4.875% 6/21/21 (j)		6,215	6,277
Tranche 2LN, term loan 5.75% 8/21/20 (j)		200	204
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (j)		822	820
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (j)		324	324
			7,625
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (j)		680	679
Tranche B 2LN, term loan 8.25% 11/30/20 (j)		585	595
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (j)		595	588
Tranche B 1LN, term loan 4.2531% 2/18/21 (j)		1,182	1,178
			3,040
Gaming - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (l)		775	773
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19		443	453
5.5% 11/21/19 (j)		190	194
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (j)		980	1,022
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Gaming - continued
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (j)		$ 369	$ 374
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (j)		2,693	2,690
			5,506
Healthcare - 0.5%
Accellent, Inc. Tranche B 1 LN, term loan 4.5% 3/12/21 (j)		2,975	2,930
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (j)		1,160	1,159
Tranche B 1LN, term loan 4.75% 4/23/21 (j)		925	924
MModal, Inc. Tranche B, term loan 9% 8/17/19 (j)		1,755	1,386
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (j)		778	774
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (j)		2,325	2,281
Rural/Metro Corp. Tranche B, term loan 9% 6/30/18 (j)		459	433
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (j)		202	203
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (j)		120	121
Tranche B 2LN, term loan 4.25% 7/3/19 (j)		194	194
			10,405
Homebuilders/Real Estate - 0.1%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (j)		1,304	1,301
Hotels - 0.1%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (j)		1,940	1,932
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (j)		234	234
			2,166
Leisure - 0.4%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 8/1/20 (j)		7,425	7,518
Metals/Mining - 0.0%
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 1/25/21 (j)		190	194
Oxbow Carbon LLC Tranche B 1LN, term loan 4.25% 7/19/19 (j)		168	168
			362
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (j)		$ 2,398	$ 2,431
White Birch Paper Co. Tranche 2LN, term loan 11/8/14 (d)(l)		8,620	0
			2,431
Publishing/Printing - 0.7%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (j)		620	629
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (j)		154	154
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (j)		270	270
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (j)		6,023	6,065
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (j)		6,555	6,563
			13,681
Services - 0.1%
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (j)		245	245
Garda World Security Corp.:
term loan 4% 11/8/20 (j)		646	644
Tranche DD, term loan 4% 11/8/20 (j)		165	165
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (j)		873	862
			1,916
Shipping - 0.0%
CEVA Group PLC:
Tranche B, term loan 6.5% 3/19/21 (j)		295	291
Tranche C, term loan 6.5% 3/19/21 (j)		110	108
			399
Super Retail - 0.1%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (j)		778	778
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (j)		555	552
			1,330
Technology - 1.5%
Avago Technologies, Inc. Tranche B, term loan 4/16/21 (l)		4,660	4,683
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Technology - continued
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (j)		$ 209	$ 209
First Data Corp. term loan 4.1523% 3/24/18 (j)		14,230	14,159
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (j)		4,070	4,065
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (j)		1,112	1,105
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (j)		3,645	3,755
Tranche B 1LN, term loan 4.5% 10/30/19 (j)		85	84
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (j)		1,025	1,020
Tranche 2LN, term loan 8% 4/9/22 (j)		870	866
			29,946
Telecommunications - 1.0%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (j)		17,476	17,716
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (j)		200	204
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (j)		1,635	1,637
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (j)		63	64
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.3383% 1/31/20 (j)		504	508
			20,129
TOTAL BANK LOAN OBLIGATIONS (Cost $178,772)			173,639
Preferred Securities - 2.8%

Banks & Thrifts - 1.0%
Bank of America Corp. 5.2% (h)(j)	2,745	2,640
Barclays Bank PLC 7.625% 11/21/22	7,480	8,748
JPMorgan Chase & Co. 5.15% (h)(j)	9,715	9,443
		20,831
Diversified Financial Services - 1.8%
Citigroup, Inc.:
5.35% (h)(j)	24,830	23,767
Preferred Securities - continued
	Principal Amount (000s) (e)	Value (000s)
Diversified Financial Services - continued
Citigroup, Inc.: - continued
5.9% (h)(j)	$ 9,045	$ 9,043
5.95% (h)(j)	4,815	4,833
		37,643
TOTAL PREFERRED SECURITIES (Cost $58,955)		58,474
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	60,662,654	60,663
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	3,858,614	3,859
TOTAL MONEY MARKET FUNDS (Cost $64,522)		64,522
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,959,054)		2,054,426
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,081)
NET ASSETS - 100%		$ 2,050,345
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $588,562,000 or 28.7% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(l) The coupon rate will be determined upon settlement of the loan after period end.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,698,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 8
Station Holdco LLC	6/17/11	$ 1,450
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,945
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 41
Fidelity Securities Lending Cash Central Fund	13
Total	$ 54
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 110,014	$ 106,290	$ -	$ 3,724
Consumer Staples	13,032	13,032	-	-
Energy	35,083	35,083	-	-
Financials	48,955	37,575	11,380	-
Health Care	25,489	25,489	-	-
Industrials	37,912	35,456	-	2,456
Information Technology	37,317	37,317	-	-
Materials	24,836	24,836	-	-
Telecommunication Services	11,101	11,101	-	-
Corporate Bonds	1,414,052	-	1,414,051	1
Bank Loan Obligations	173,639	-	164,275	9,364
Preferred Securities	58,474	-	58,474	-
Money Market Funds	64,522	64,522	-	-
Total Investments in Securities:	$ 2,054,426	$ 390,701	$ 1,648,180	$ 15,545
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.9%
Luxembourg	5.2%
Canada	2.1%
Netherlands	1.3%
Cayman Islands	1.3%
Bermuda	1.3%
France	1.0%
Marshall Islands	1.0%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,693) - See accompanying schedule: Unaffiliated issuers (cost $1,894,532)	$ 1,989,904
Fidelity Central Funds (cost $64,522)	64,522
Total Investments (cost $1,959,054)		$ 2,054,426
Cash		149
Receivable for investments sold Regular delivery		20,553
Delayed delivery		651
Receivable for fund shares sold		2,623
Dividends receivable		578
Interest receivable		26,303
Distributions receivable from Fidelity Central Funds		14
Prepaid expenses		1
Other receivables		58
Total assets		2,105,356

Liabilities
Payable for investments purchased Regular delivery	$ 7,899
Delayed delivery	31,645
Payable for fund shares redeemed	6,220
Distributions payable	1,019
Accrued management fee	954
Distribution and service plan fees payable	425
Other affiliated payables	326
Other payables and accrued expenses	2,664
Collateral on securities loaned, at value	3,859
Total liabilities		55,011

Net Assets		$ 2,050,345
Net Assets consist of:
Paid in capital		$ 2,446,424
Undistributed net investment income		30,233
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(521,688)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		95,376
Net Assets		$ 2,050,345

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($711,718 ÷ 65,562 shares)	$ 10.86

Maximum offering price per share (100/96.00 of $10.86)	$ 11.31
Class T: Net Asset Value and redemption price per share ($528,018 ÷ 48,379 shares)	$ 10.91

Maximum offering price per share (100/96.00 of $10.91)	$ 11.36
Class B: Net Asset Value and offering price per share ($14,790 ÷ 1,372 shares)A	$ 10.78

Class C: Net Asset Value and offering price per share ($186,789 ÷ 17,238 shares)A	$ 10.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($609,030 ÷ 59,743 shares)	$ 10.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 5,066
Interest		52,436
Income from Fidelity Central Funds		54
Total income		57,556

Expenses
Management fee	$ 5,585
Transfer agent fees	1,586
Distribution and service plan fees	2,542
Accounting and security lending fees	328
Custodian fees and expenses	17
Independent trustees' compensation	4
Registration fees	72
Audit	40
Legal	13
Miscellaneous	8
Total expenses before reductions	10,195
Expense reductions	(1)	10,194
Net investment income (loss)		47,362
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,759
Change in net unrealized appreciation (depreciation) on investment securities		31,056
Net gain (loss)		39,815
Net increase (decrease) in net assets resulting from operations		$ 87,177

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,362	$ 104,188
Net realized gain (loss)	8,759	6,723
Change in net unrealized appreciation (depreciation)	31,056	95,481
Net increase (decrease) in net assets resulting from operations	87,177	206,392
Distributions to shareholders from net investment income	(42,923)	(89,629)
Distributions to shareholders from net realized gain	(21,730)	(24,025)
Total distributions	(64,653)	(113,654)
Share transactions - net increase (decrease)	102,346	(122,384)
Redemption fees	93	331
Total increase (decrease) in net assets	124,963	(29,315)

Net Assets
Beginning of period	1,925,382	1,954,697
End of period (including undistributed net investment income of $30,233 and undistributed net investment income of $25,794, respectively)	$ 2,050,345	$ 1,925,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 10.21	$ 9.59	$ 9.87	$ 8.60	$ 6.44
Income from Investment Operations
Net investment income (loss) E	.257	.569	.607	.593	.650	.587
Net realized and unrealized gain (loss)	.219	.558	.658	(.238)	1.185	2.033
Total from investment operations	.476	1.127	1.265	.355	1.835	2.620
Distributions from net investment income	(.229)	(.482)	(.647)	(.639)	(.550)	(.465)
Distributions from net realized gain	(.118)	(.127)	-	-	(.020)	-
Total distributions	(.347)	(.609)	(.647)	(.639)	(.570)	(.465)
Redemption fees added to paid in capital E	.001	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.86	$ 10.73	$ 10.21	$ 9.59	$ 9.87	$ 8.60
Total Return B, C, D	4.52%	11.39%	13.78%	3.57%	22.06%	43.51%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.02%	1.03%	1.03%	1.03%	1.07%
Expenses net of fee waivers, if any	1.03% A	1.02%	1.03%	1.03%	1.03%	1.07%
Expenses net of all reductions	1.03% A	1.02%	1.03%	1.03%	1.03%	1.07%
Net investment income (loss)	4.81% A	5.42%	6.18%	5.93%	7.03%	8.68%
Supplemental Data
Net assets, end of period (in millions)	$ 712	$ 698	$ 705	$ 659	$ 722	$ 703
Portfolio turnover rate G	38% A	66%	66%	68%	53%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.26	$ 9.64	$ 9.92	$ 8.64	$ 6.47
Income from Investment Operations
Net investment income (loss) E	.259	.573	.610	.597	.653	.586
Net realized and unrealized gain (loss)	.217	.555	.656	(.241)	1.193	2.046
Total from investment operations	.476	1.128	1.266	.356	1.846	2.632
Distributions from net investment income	(.229)	(.483)	(.648)	(.640)	(.551)	(.467)
Distributions from net realized gain	(.118)	(.127)	-	-	(.020)	-
Total distributions	(.347)	(.610)	(.648)	(.640)	(.571)	(.467)
Redemption fees added to paid in capital E	.001	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.91	$ 10.78	$ 10.26	$ 9.64	$ 9.92	$ 8.64
Total Return B, C, D	4.50%	11.34%	13.72%	3.56%	22.09%	43.50%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.01%	1.02%	1.02%	1.02%	1.05%
Expenses net of fee waivers, if any	1.02% A	1.01%	1.02%	1.02%	1.02%	1.05%
Expenses net of all reductions	1.02% A	1.01%	1.02%	1.02%	1.02%	1.05%
Net investment income (loss)	4.82% A	5.43%	6.19%	5.94%	7.04%	8.70%
Supplemental Data
Net assets, end of period (in millions)	$ 528	$ 528	$ 547	$ 543	$ 645	$ 678
Portfolio turnover rate G	38% A	66%	66%	68%	53%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.15	$ 9.53	$ 9.82	$ 8.56	$ 6.41
Income from Investment Operations
Net investment income (loss) E	.217	.489	.532	.519	.581	.532
Net realized and unrealized gain (loss)	.221	.542	.663	(.245)	1.180	2.033
Total from investment operations	.438	1.031	1.195	.274	1.761	2.565
Distributions from net investment income	(.191)	(.406)	(.577)	(.568)	(.486)	(.420)
Distributions from net realized gain	(.118)	(.127)	-	-	(.020)	-
Total distributions	(.309)	(.533)	(.577)	(.568)	(.506)	(.420)
Redemption fees added to paid in capital E	.001	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.78	$ 10.65	$ 10.15	$ 9.53	$ 9.82	$ 8.56
Total Return B, C, D	4.18%	10.45%	13.06%	2.75%	21.20%	42.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.75%	1.75%	1.75%	1.74%	1.76%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.74%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.74%	1.74%	1.75%
Net investment income (loss)	4.08% A	4.69%	5.46%	5.21%	6.32%	8.00%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 19	$ 28	$ 38	$ 52	$ 65
Portfolio turnover rate G	38% A	66%	66%	68%	53%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.19	$ 9.58	$ 9.86	$ 8.59	$ 6.44
Income from Investment Operations
Net investment income (loss) E	.216	.489	.533	.518	.581	.536
Net realized and unrealized gain (loss)	.219	.560	.649	(.237)	1.186	2.025
Total from investment operations	.435	1.049	1.182	.281	1.767	2.561
Distributions from net investment income	(.188)	(.404)	(.574)	(.565)	(.482)	(.416)
Distributions from net realized gain	(.118)	(.127)	-	-	(.020)	-
Total distributions	(.306)	(.531)	(.574)	(.565)	(.502)	(.416)
Redemption fees added to paid in capital E	.001	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.84	$ 10.71	$ 10.19	$ 9.58	$ 9.86	$ 8.59
Total Return B, C, D	4.14%	10.58%	12.85%	2.81%	21.20%	42.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.77%	1.78%	1.77%	1.77%	1.81%
Expenses net of fee waivers, if any	1.78% A	1.77%	1.78%	1.77%	1.77%	1.81%
Expenses net of all reductions	1.78% A	1.77%	1.77%	1.77%	1.77%	1.81%
Net investment income (loss)	4.05% A	4.67%	5.44%	5.19%	6.29%	7.94%
Supplemental Data
Net assets, end of period (in millions)	$ 187	$ 183	$ 180	$ 164	$ 186	$ 185
Portfolio turnover rate G	38% A	66%	66%	68%	53%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 9.65	$ 9.10	$ 9.40	$ 8.22	$ 6.18
Income from Investment Operations
Net investment income (loss) D	.253	.561	.598	.595	.642	.570
Net realized and unrealized gain (loss)	.197	.524	.623	(.233)	1.128	1.949
Total from investment operations	.450	1.085	1.221	.362	1.770	2.519
Distributions from net investment income	(.242)	(.510)	(.673)	(.666)	(.575)	(.484)
Distributions from net realized gain	(.118)	(.127)	-	-	(.020)	-
Total distributions	(.360)	(.637)	(.673)	(.666)	(.595)	(.484)
Redemption fees added to paid in capital D	- H	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.19	$ 10.10	$ 9.65	$ 9.10	$ 9.40	$ 8.22
Total Return B, C	4.54%	11.63%	14.07%	3.83%	22.33%	43.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.77%	.78%	.77%	.78%	.81%
Expenses net of fee waivers, if any	.79% A	.77%	.78%	.77%	.78%	.81%
Expenses net of all reductions	.79% A	.77%	.78%	.77%	.78%	.81%
Net investment income (loss)	5.05% A	5.68%	6.44%	6.19%	7.28%	8.94%
Supplemental Data
Net assets, end of period (in millions)	$ 609	$ 497	$ 495	$ 498	$ 1,336	$ 1,245
Portfolio turnover rate F	38% A	66%	66%	68%	53%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, defaulted bonds, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 167,837
Gross unrealized depreciation	(66,426)
Net unrealized appreciation (depreciation) on securities and other investments	$ 101,411

Tax cost	$ 1,953,015

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (508,732)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower

Semiannual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $504,754 and $361,628, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 882	$ 21
Class T	-%	.25%	659	10
Class B	.65%	.25%	77	56
Class C	.75%	.25%	924	80
			$ 2,542	$ 167

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53
Class T	5
Class B*	5
Class C*	5
$ 68

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 559.16
Class T	392.15
Class B	20.23
Class C	147.16
Institutional Class	468.17
	$ 1,586

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 14,984	$ 32,676
Class T	11,167	24,635
Class B	307	920
Class C	3,236	7,083
Institutional Class	13,229	24,315
Total	$ 42,923	$ 89,629
From net realized gain
Class A	$ 7,669	$ 8,703
Class T	5,773	6,597
Class B	206	336
Class C	2,005	2,235
Institutional Class	6,077	6,154
Total	$ 21,730	$ 24,025

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	6,916	17,380	$ 74,523	$ 182,432
Reinvestment of distributions	1,751	3,187	18,829	33,277
Shares redeemed	(8,129)	(24,589)	(87,644)	(257,846)
Net increase (decrease)	538	(4,022)	$ 5,708	$ (42,137)
Class T
Shares sold	3,153	7,839	$ 34,106	$ 82,393
Reinvestment of distributions	1,395	2,579	15,080	27,058
Shares redeemed	(5,165)	(14,693)	(55,799)	(154,504)
Net increase (decrease)	(617)	(4,275)	$ (6,613)	$ (45,053)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class B
Shares sold	51	170	$ 557	$ 1,770
Reinvestment of distributions	39	91	413	946
Shares redeemed	(532)	(1,185)	(5,688)	(12,346)
Net increase (decrease)	(442)	(924)	$ (4,718)	$ (9,630)
Class C
Shares sold	1,565	2,941	$ 16,808	$ 30,884
Reinvestment of distributions	374	659	4,012	6,860
Shares redeemed	(1,787)	(4,169)	(19,203)	(43,630)
Net increase (decrease)	152	(569)	$ 1,617	$ (5,886)
Institutional Class
Shares sold	13,753	13,983	$ 139,224	$ 138,423
Reinvestment of distributions	1,579	2,463	15,968	24,250
Shares redeemed	(4,826)	(18,542)	(48,840)	(182,351)
Net increase (decrease)	10,506	(2,096)	$ 106,352	$ (19,678)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Income Opportunities Fund was the owner of record of approximately 10% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

HY-USAN-0614
1.784886.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

High Income Advantage

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.03%
Actual		$ 1,000.00	$ 1,045.20	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Class T	1.02%
Actual		$ 1,000.00	$ 1,045.00	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class B	1.75%
Actual		$ 1,000.00	$ 1,041.80	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.78%
Actual		$ 1,000.00	$ 1,041.40	$ 9.01
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,045.40	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
GMAC LLC	2.7	3.0
International Lease Finance Corp.	2.6	2.6
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	2.5	2.6
HCA Holdings, Inc.	2.3	0.8
Citigroup, Inc.	2.1	1.8
	12.2
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Diversified Financial Services	10.0	9.1
Telecommunications	10.0	10.4
Technology	7.9	6.5
Healthcare	7.7	7.8
Energy	7.5	8.6
Quality Diversification (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
BBB 1.2%	BBB 1.0%
BB 24.8%	BB 19.2%
B 36.0%	B 39.5%
CCC,CC,C 17.0%	CCC,CC,C 16.4%
D 0.0%	D 0.1%
Not Rated 1.3%	Not Rated 2.2%
Equities 16.8%	Equities 15.4%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 6.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Nonconvertible Bonds 69.0%		Nonconvertible Bonds 68.5%
	Convertible Bonds, Preferred Stocks 1.0%		Convertible Bonds, Preferred Stocks 2.2%
	Common Stocks 15.8%		Common Stocks 13.5%
	Bank Loan Obligations 8.5%		Bank Loan Obligations 7.6%
	Other Investments 2.8%		Other Investments 2.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.9%		Short-Term Investments and Net Other Assets (Liabilities) 6.2%
* Foreign investments	18.1%	** Foreign investments	14.3%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 69.0%
	Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.0%
Broadcasting - 0.0%
Mood Media Corp. 10% 10/31/15 (g)	$ 38	$ 33
Nonconvertible Bonds - 69.0%
Aerospace - 0.3%
GenCorp, Inc. 7.125% 3/15/21	525	570
Spirit Aerosystems, Inc. 5.25% 3/15/22 (g)	2,230	2,261
TransDigm, Inc. 7.5% 7/15/21	3,755	4,131
		6,962
Air Transportation - 0.3%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	951	1,030
6.125% 4/29/18 (g)	670	714
9.25% 5/10/17	1,185	1,339
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	2,116	2,433
		5,516
Automotive - 1.9%
Affinia Group, Inc. 7.75% 5/1/21	405	433
American Axle & Manufacturing, Inc. 5.125% 2/15/19	750	786
Chassix, Inc. 9.25% 8/1/18 (g)	765	829
Dana Holding Corp.:
5.375% 9/15/21	1,450	1,497
6% 9/15/23	1,450	1,526
General Motors Acceptance Corp. 8% 11/1/31	4,835	5,935
General Motors Corp.:
6.75% 5/1/28 (d)	547	0
7.125% 7/15/49 (d)	1,583	0
7.2% 1/15/11 (d)	3,997	0
7.4% 9/1/25 (d)	273	0
7.7% 4/15/16 (d)	980	0
8.25% 7/15/23 (d)	7,625	0
8.375% 7/15/33 (d)	23,416	0
General Motors Financial Co., Inc.:
4.25% 5/15/23	1,000	981
4.75% 8/15/17	5,395	5,773
6.75% 6/1/18	10,220	11,625
LKQ Corp. 4.75% 5/15/23	430	413
Schaeffler Finance BV 4.75% 5/15/21 (g)	1,930	1,981
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (g)(j)	$ 2,550	$ 2,706
Tenneco, Inc. 6.875% 12/15/20	3,362	3,681
		38,166
Banks & Thrifts - 3.7%
Ally Financial, Inc.:
3.5% 1/27/19	3,485	3,511
4.75% 9/10/18	3,970	4,208
8% 3/15/20	4,150	5,016
GMAC LLC:
8% 12/31/18	25,964	30,964
8% 11/1/31	19,887	24,461
Royal Bank of Scotland Group PLC 6% 12/19/23	6,785	7,088
Washington Mutual Bank 5.5% 1/15/49 (d)	10,000	1
		75,249
Broadcasting - 0.8%
AMC Networks, Inc. 7.75% 7/15/21	500	560
Clear Channel Communications, Inc.:
5.5% 9/15/14	6,735	6,802
5.5% 12/15/16	3,698	3,624
Sirius XM Radio, Inc. 5.75% 8/1/21 (g)	5,525	5,663
		16,649
Building Materials - 0.7%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	595	616
CEMEX Finance LLC 6% 4/1/24 (g)	2,795	2,804
CEMEX S.A.B. de CV 5.2336% 9/30/15 (g)(j)	4,305	4,429
Nortek, Inc. 8.5% 4/15/21	1,520	1,676
USG Corp.:
5.875% 11/1/21 (g)	430	457
6.3% 11/15/16	275	297
7.875% 3/30/20 (g)	1,390	1,550
9.75% 1/15/18	1,585	1,911
		13,740
Cable TV - 3.9%
Altice S.A. 7.75% 5/15/22 (g)(i)	7,070	7,370
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	2,550	2,489
5.25% 3/15/21	2,245	2,287
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
5.75% 9/1/23	$ 1,545	$ 1,559
5.75% 1/15/24	6,890	6,950
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)	535	560
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)	5,495	5,358
DISH DBS Corp.:
5% 3/15/23	9,555	9,746
5.875% 7/15/22	4,240	4,574
6.75% 6/1/21	5,260	5,944
Lynx I Corp. 5.375% 4/15/21 (g)	1,260	1,292
Lynx II Corp. 6.375% 4/15/23 (g)	710	746
Numericable Group SA:
4.875% 5/15/19 (g)(i)	7,890	7,969
6% 5/15/22 (g)(i)	11,430	11,701
6.25% 5/15/24 (g)(i)	1,150	1,177
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	1,245	1,320
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (g)	2,145	2,166
7.5% 3/15/19 (g)	705	760
UPCB Finance III Ltd. 6.625% 7/1/20 (g)	3,060	3,267
UPCB Finance VI Ltd. 6.875% 1/15/22 (g)	1,900	2,071
		79,306
Capital Goods - 0.2%
Briggs & Stratton Corp. 6.875% 12/15/20	1,285	1,426
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (g)	1,610	1,658
		3,084
Chemicals - 1.1%
Hexion U.S. Finance Corp. 6.625% 4/15/20	4,605	4,783
LSB Industries, Inc. 7.75% 8/1/19 (g)	705	754
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (g)(j)	1,630	1,701
PolyOne Corp. 5.25% 3/15/23	2,215	2,237
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	$ 11,535	$ 12,285
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	960	1,054
		22,814
Consumer Products - 0.8%
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)	490	463
Prestige Brands, Inc.:
5.375% 12/15/21 (g)	2,875	2,947
8.125% 2/1/20	335	375
Revlon Consumer Products Corp. 5.75% 2/15/21	10,540	10,619
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	565	613
6.625% 11/15/22	670	732
		15,749
Containers - 3.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (g)(j)	7,119	7,500
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (g)	846	897
9.125% 10/15/20 (g)	3,369	3,748
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (g)	1,165	1,215
6.75% 1/31/21 (g)	1,350	1,407
7% 11/15/20 (g)	697	727
9.125% 10/15/20 (g)	1,045	1,157
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (g)	1,255	1,293
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (g)(j)	617	648
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	1,465	1,524
Graphic Packaging International, Inc. 4.75% 4/15/21	615	612
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	3,400	3,634
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	10,505	10,925
6.875% 2/15/21	7,339	7,899
7.875% 8/15/19	8,387	9,205
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
8.25% 2/15/21	$ 6,144	$ 6,643
Sealed Air Corp. 6.5% 12/1/20 (g)	1,730	1,912
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	1,332	1,508
		62,454
Diversified Financial Services - 6.6%
Aircastle Ltd. 4.625% 12/15/18	1,625	1,664
CIT Group, Inc.:
3.875% 2/19/19	2,570	2,599
5% 8/15/22	3,195	3,267
5% 8/1/23	8,460	8,502
5.375% 5/15/20	4,400	4,697
5.5% 2/15/19 (g)	8,075	8,701
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (g)	2,285	2,302
4.875% 3/15/19 (g)	3,930	3,984
5.875% 2/1/22 (g)	4,690	4,760
6% 8/1/20 (g)	3,840	4,051
International Lease Finance Corp.:
3.875% 4/15/18	7,210	7,318
5.65% 6/1/14	351	352
5.75% 5/15/16	6,040	6,501
5.875% 8/15/22	7,625	8,044
7.125% 9/1/18 (g)	10,309	11,958
8.25% 12/15/20	3,945	4,759
8.625% 1/15/22	11,305	13,849
SLM Corp.:
4.875% 6/17/19	9,130	9,393
5.5% 1/15/19	3,545	3,728
5.5% 1/25/23	2,245	2,206
6.125% 3/25/24	3,835	3,821
8% 3/25/20	9,700	11,204
8.45% 6/15/18	4,905	5,782
		133,442
Diversified Media - 1.3%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	1,225	1,305
6.5% 11/15/22	3,315	3,547
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Clear Channel Worldwide Holdings, Inc.: - continued
7.625% 3/15/20	$ 900	$ 963
7.625% 3/15/20	4,400	4,741
Darling Escrow Corp. 5.375% 1/15/22 (g)	1,280	1,315
Lamar Media Corp. 5.375% 1/15/24 (g)	1,080	1,119
Liberty Media Corp.:
8.25% 2/1/30	469	514
8.5% 7/15/29	529	590
MDC Partners, Inc. 6.75% 4/1/20 (g)	440	465
National CineMedia LLC:
6% 4/15/22	4,035	4,237
7.875% 7/15/21	2,050	2,260
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18	4,395	4,675
WMG Acquisition Corp.:
5.625% 4/15/22 (g)	480	486
6% 1/15/21 (g)	667	699
		26,916
Electric Utilities - 4.2%
Calpine Corp.:
6% 1/15/22 (g)	1,885	2,003
7.875% 1/15/23 (g)	4,205	4,710
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	6,332	6,704
10% 12/1/20 (g)	8,903	9,426
11% 10/1/21	6,237	7,141
11.25% 12/1/18 pay-in-kind (g)(j)	927	866
12% 3/1/22 (g)	22,140	26,347
InterGen NV 7% 6/30/23 (g)	3,940	4,137
Mirant Americas Generation LLC 9.125% 5/1/31	690	681
NRG Energy, Inc. 6.625% 3/15/23	7,020	7,336
Puget Energy, Inc.:
6% 9/1/21	3,305	3,863
6.5% 12/15/20	1,935	2,299
The AES Corp.:
4.875% 5/15/23	725	694
5.5% 3/15/24	1,305	1,305
7.375% 7/1/21	2,400	2,748
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.:
5.55% 11/15/14	$ 7,757	$ 3,258
6.5% 11/15/24	4,961	2,084
6.55% 11/15/34	4,295	1,804
		87,406
Energy - 5.4%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	2,720	2,754
4.875% 3/15/24	1,300	1,294
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	1,260	1,370
7% 5/20/22	2,700	2,970
Antero Resources Corp. 5.125% 12/1/22 (g)(i)	3,765	3,798
Antero Resources Finance Corp. 5.375% 11/1/21 (g)	2,500	2,556
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23	1,885	1,861
Chesapeake Energy Corp.:
4.875% 4/15/22	1,890	1,892
5.375% 6/15/21	3,665	3,839
5.75% 3/15/23	2,170	2,306
6.125% 2/15/21	3,615	3,958
6.875% 11/15/20	177	201
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (g)	1,520	1,588
7.75% 4/1/19	3,095	3,350
Denbury Resources, Inc. 4.625% 7/15/23	4,395	4,181
Diamondback Energy, Inc. 7.625% 10/1/21 (g)	1,545	1,672
Edgen Murray Corp. 8.75% 11/1/20 (g)	1,200	1,386
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,512
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	1,440	1,604
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	3,975	4,581
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (g)	2,280	2,269
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	2,435	2,557
6.75% 1/15/22 (g)	1,095	1,152
Forbes Energy Services Ltd. 9% 6/15/19	3,470	3,548
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Forum Energy Technologies, Inc. 6.25% 10/1/21 (g)	$ 1,090	$ 1,158
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	845	879
Gulfmark Offshore, Inc. 6.375% 3/15/22	560	581
Kinder Morgan Holding Co. LLC 5% 2/15/21 (g)	1,695	1,695
Kodiak Oil & Gas Corp.:
5.5% 1/15/21	790	814
8.125% 12/1/19	2,010	2,231
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22 (g)	2,995	3,055
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	995	1,032
Offshore Group Investment Ltd.:
7.125% 4/1/23	2,445	2,408
7.5% 11/1/19	11,570	12,033
Pacific Drilling SA 5.375% 6/1/20 (g)	540	525
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)	1,985	2,124
Precision Drilling Corp.:
6.5% 12/15/21	495	536
6.625% 11/15/20	2,205	2,370
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,080	1,156
SemGroup Corp. 7.5% 6/15/21	1,625	1,763
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	1,324	1,403
Summit Midstream Holdings LLC 7.5% 7/1/21	810	873
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (g)	845	896
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	908	972
Tesoro Corp. 5.125% 4/1/24	1,915	1,905
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20	425	445
Ultra Petroleum Corp. 5.75% 12/15/18 (g)	2,090	2,200
Unit Corp. 6.625% 5/15/21	7,190	7,621
Western Refining, Inc. 6.25% 4/1/21	905	941
		109,815
Entertainment/Film - 0.8%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (g)	470	482
5.625% 2/15/24 (g)	510	524
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Entertainment/Film - continued
Cinemark U.S.A., Inc.:
4.875% 6/1/23	$ 2,110	$ 2,047
5.125% 12/15/22	570	570
7.375% 6/15/21	1,085	1,204
Lions Gate Entertainment Corp. 5.25% 8/1/18 (g)	6,095	6,125
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (g)	1,425	1,486
Regal Entertainment Group:
5.75% 6/15/23	3,725	3,800
5.75% 2/1/25	555	549
		16,787
Environmental - 0.3%
Clean Harbors, Inc. 5.125% 6/1/21	1,180	1,193
Covanta Holding Corp.:
5.875% 3/1/24	1,530	1,559
6.375% 10/1/22	1,355	1,450
7.25% 12/1/20	1,094	1,199
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	350	371
Tervita Corp.:
9.75% 11/1/19 (g)	210	190
10.875% 2/15/18 (g)	170	163
		6,125
Food & Drug Retail - 1.8%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (g)	1,700	1,849
JBS Investments GmbH:
7.25% 4/3/24 (g)	1,905	1,918
7.75% 10/28/20 (g)	4,855	5,165
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	0
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)	1,375	1,519
Rite Aid Corp.:
6.75% 6/15/21	11,895	12,936
6.875% 12/15/28 (g)	5,785	5,799
7.7% 2/15/27	6,400	7,040
Tops Markets LLC 8.875% 12/15/17	1,095	1,194
		37,420
Food/Beverage/Tobacco - 1.2%
ESAL GmbH 6.25% 2/5/23 (g)	4,565	4,360
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)	$ 1,765	$ 1,906
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (g)	12,790	12,605
Post Holdings, Inc. 6.75% 12/1/21 (g)	5,380	5,636
		24,507
Gaming - 2.3%
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	3,125	2,695
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)	3,640	3,631
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	1,445	1,261
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (g)	820	849
4.875% 11/1/20 (g)	2,140	2,210
5.375% 11/1/23 (g)	1,700	1,751
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (g)	10,735	11,030
Graton Economic Development Authority 9.625% 9/1/19 (g)	1,730	1,977
MCE Finance Ltd. 5% 2/15/21 (g)	2,100	2,095
MGM Mirage, Inc.:
6.875% 4/1/16	820	895
8.625% 2/1/19	5,000	5,969
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (g)	1,140	1,186
11% 10/1/21 (g)	1,575	1,638
Pinnacle Entertainment, Inc. 7.75% 4/1/22	700	760
Studio City Finance Ltd. 8.5% 12/1/20 (g)	8,920	9,946
		47,893
Healthcare - 6.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	685	719
7.75% 2/15/19	4,441	4,763
Catamaran Corp. 4.75% 3/15/21 (Reg. S)	1,965	1,980
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	1,970	2,086
Forest Laboratories, Inc. 4.375% 2/1/19 (g)	3,700	3,936
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (g)	2,915	2,959
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA Holdings, Inc.:
4.75% 5/1/23	$ 4,475	$ 4,397
5% 3/15/24	3,060	3,037
5.875% 3/15/22	8,635	9,261
6.25% 2/15/21	2,265	2,392
6.5% 2/15/20	7,640	8,519
7.5% 2/15/22	5,095	5,811
7.75% 5/15/21	11,679	12,832
HealthSouth Corp. 5.75% 11/1/24	1,275	1,329
IMS Health, Inc. 6% 11/1/20 (g)	1,175	1,240
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (g)	3,260	196
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	410	428
6.75% 10/15/22	2,631	2,861
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	1,080	1,131
Salix Pharmaceuticals Ltd. 6% 1/15/21 (g)	620	665
Service Corp. International 5.375% 1/15/22	815	831
Tenet Healthcare Corp.:
4.375% 10/1/21	8,990	8,619
4.5% 4/1/21	1,670	1,621
4.75% 6/1/20	1,665	1,673
5% 3/1/19 (g)	1,810	1,815
6% 10/1/20 (g)	1,890	1,985
6.75% 2/1/20	1,800	1,890
8.125% 4/1/22	7,570	8,403
Valeant Pharmaceuticals International:
5.625% 12/1/21 (g)	1,395	1,451
6.75% 8/15/18 (g)	5,800	6,279
7.25% 7/15/22 (g)	315	343
7.5% 7/15/21 (g)	9,930	11,072
VPI Escrow Corp. 6.375% 10/15/20 (g)	2,380	2,559
VWR Funding, Inc. 7.25% 9/15/17	4,375	4,692
		123,775
Homebuilders/Real Estate - 1.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	1,260	1,298
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	1,265	1,293
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	1,000	1,053
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
CBRE Group, Inc.:
5% 3/15/23	$ 4,475	$ 4,509
6.625% 10/15/20	1,214	1,290
Howard Hughes Corp. 6.875% 10/1/21 (g)	3,530	3,795
Kennedy-Wilson, Inc. 5.875% 4/1/24	1,395	1,393
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	3,085	3,100
William Lyon Homes, Inc. 8.5% 11/15/20	2,170	2,420
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (g)	2,215	2,259
		22,410
Hotels - 0.5%
Choice Hotels International, Inc. 5.75% 7/1/22	615	650
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (g)	7,555	7,876
Playa Resorts Holding BV 8% 8/15/20 (g)	695	751
		9,277
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	2,765	2,952
Leisure - 0.1%
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	1,000	1,020
Metals/Mining - 0.7%
Alpha Natural Resources, Inc.:
6% 6/1/19	3,730	2,835
6.25% 6/1/21	4,245	3,131
9.75% 4/15/18	1,770	1,664
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)	415	446
Calcipar SA 6.875% 5/1/18 (g)	1,070	1,132
FMG Resources (August 2006) Pty Ltd. 6% 4/1/17 (g)	520	547
Prince Mineral Holding Corp. 11.5% 12/15/19 (g)	655	735
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (g)	1,040	1,050
Walter Energy, Inc.:
9.5% 10/15/19 (g)	1,885	1,918
11% 4/1/20 pay-in-kind (g)(j)	1,545	1,360
		14,818
Paper - 0.1%
Clearwater Paper Corp. 4.5% 2/1/23	2,045	1,979
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - 1.4%
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (g)	$ 4,610	$ 4,126
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 10% 4/1/21 (g)	14,305	16,379
R.R. Donnelley & Sons Co.:
6% 4/1/24	960	967
6.5% 11/15/23	2,890	3,042
Time, Inc. 5.75% 4/15/22 (g)	4,260	4,249
		28,763
Railroad - 0.2%
Florida East Coast Holdings Corp. 6.75% 5/1/19 (g)	1,090	1,120
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,920	1,987
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	1,285	1,401
		4,508
Restaurants - 0.4%
Landry's Acquisition Co. 9.375% 5/1/20 (g)	4,040	4,454
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)	4,205	4,499
		8,953
Services - 2.5%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	470	523
APX Group, Inc.:
6.375% 12/1/19	8,560	8,710
8.75% 12/1/20	11,350	11,577
ARAMARK Corp. 5.75% 3/15/20	2,195	2,302
Audatex North America, Inc.:
6% 6/15/21 (g)	8,190	8,784
6.125% 11/1/23 (g)	590	631
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)	815	872
FTI Consulting, Inc. 6% 11/15/22	2,450	2,499
Garda World Security Corp.:
7.25% 11/15/21 (g)	2,435	2,566
7.25% 11/15/21 (g)	920	969
Hertz Corp.:
5.875% 10/15/20	990	1,049
6.25% 10/15/22	1,315	1,407
Laureate Education, Inc. 9.25% 9/1/19 (g)	6,520	6,879
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	600	639
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
TMS International Corp. 7.625% 10/15/21 (g)	$ 420	$ 448
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (j)	1,255	1,322
		51,177
Shipping - 1.1%
CEVA Group PLC:
7% 3/1/21 (g)	630	647
9% 9/1/21 (g)	575	591
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	3,070	3,200
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	7,940	8,019
8.125% 2/15/19	2,489	2,526
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	2,020	2,026
Teekay Corp. 8.5% 1/15/20	195	225
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	1,475	1,687
Western Express, Inc. 12.5% 4/15/15 (g)	6,070	4,537
		23,458
Steel - 0.8%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)	7,870	7,949
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	5,550	5,959
11.25% 10/15/18	1,855	2,082
		15,990
Super Retail - 0.4%
Asbury Automotive Group, Inc. 8.375% 11/15/20	788	883
Claire's Stores, Inc. 7.75% 6/1/20 (g)	470	321
CST Brands, Inc. 5% 5/1/23	525	520
JC Penney Corp., Inc.:
5.65% 6/1/20	2,375	1,906
5.75% 2/15/18	703	583
7.4% 4/1/37	775	577
Sally Holdings LLC 5.5% 11/1/23	925	941
Sonic Automotive, Inc.:
5% 5/15/23	315	309
7% 7/15/22	1,390	1,532
		7,572
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Technology - 4.3%
Activision Blizzard, Inc. 6.125% 9/15/23 (g)	$ 2,075	$ 2,257
ADT Corp. 6.25% 10/15/21 (g)	1,895	1,976
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (g)(j)	3,500	3,666
Avaya, Inc.:
7% 4/1/19 (g)	1,817	1,808
10.5% 3/1/21 (g)	2,095	1,907
BMC Software Finance, Inc. 8.125% 7/15/21 (g)	10,135	10,616
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (g)(j)	3,215	3,151
Ceridian Corp. 8.875% 7/15/19 (g)	1,755	1,999
Ceridian HCM Holding, Inc. 11% 3/15/21 (g)	930	1,074
CommScope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (g)(j)	920	987
Compiler Finance Sub, Inc. 7% 5/1/21 (g)	1,610	1,626
Entegris, Inc. 6% 4/1/22 (g)	635	643
First Data Corp.:
6.75% 11/1/20 (g)	5,350	5,711
11.25% 1/15/21	4,820	5,507
11.75% 8/15/21	1,310	1,395
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(j)	950	955
Lucent Technologies, Inc.:
6.45% 3/15/29	12,334	11,810
6.5% 1/15/28	5,415	5,198
Micron Technology, Inc. 5.875% 2/15/22 (g)	1,520	1,604
Quad/Graphics, Inc. 7% 5/1/22 (g)	2,275	2,275
Spansion LLC 11.25% 1/15/16 (d)(g)	15,415	0
SunGard Data Systems, Inc. 6.625% 11/1/19	3,600	3,771
VeriSign, Inc. 4.625% 5/1/23	5,520	5,285
Viasystems, Inc. 7.875% 5/1/19 (g)	2,945	3,136
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	5,210	5,887
10.25% 7/15/19 (g)	410	463
13.375% 10/15/19	2,840	3,337
		88,044
Telecommunications - 8.7%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (g)	1,435	1,469
6.75% 11/15/20 (g)	3,390	3,560
Altice Financing SA 6.5% 1/15/22 (g)	895	938
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Altice Finco SA:
8.125% 1/15/24 (g)	$ 540	$ 583
9.875% 12/15/20 (g)	945	1,083
Broadview Networks Holdings, Inc. 10.5% 11/15/17	2,915	2,835
Citizens Communications Co. 7.875% 1/15/27	4,949	4,980
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (g)	5,300	6,983
Columbus International, Inc. 7.375% 3/30/21 (g)	5,560	5,810
Digicel Group Ltd.:
6% 4/15/21 (g)	4,580	4,637
7% 2/15/20 (g)	425	443
7.125% 4/1/22 (g)	3,850	3,869
8.25% 9/1/17 (g)	1,025	1,063
8.25% 9/30/20 (g)	6,645	7,077
DigitalGlobe, Inc. 5.25% 2/1/21	695	678
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (g)(j)	4,027	4,188
Eileme 2 AB 11.625% 1/31/20 (g)	2,605	3,113
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (g)	5,655	5,535
6.625% 12/15/22 (g)	3,925	4,033
6.625% 12/15/22 (Reg. S)	3,945	4,053
7.5% 4/1/21	5,730	6,282
Intelsat Luxembourg SA:
7.75% 6/1/21	8,204	8,553
8.125% 6/1/23	9,595	10,075
Level 3 Communications, Inc. 8.875% 6/1/19	695	763
Level 3 Financing, Inc.:
6.125% 1/15/21 (g)	2,395	2,515
7% 6/1/20	2,365	2,554
NII Capital Corp. 7.625% 4/1/21	1,466	436
Pacnet Ltd. 9% 12/12/18 (g)	200	214
Satelites Mexicanos SA de CV 9.5% 5/15/17	710	746
SBA Communications Corp. 5.625% 10/1/19	3,075	3,225
Sprint Capital Corp.:
6.9% 5/1/19	4,761	5,225
8.75% 3/15/32	5,730	6,410
Sprint Communications, Inc.:
6% 12/1/16	6,729	7,369
6% 11/15/22	17,894	18,028
9% 11/15/18 (g)	5,500	6,703
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Corp.:
7.125% 6/15/24 (g)	$ 2,580	$ 2,709
7.875% 9/15/23 (g)	4,245	4,680
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	1,565	1,649
6.25% 4/1/21	3,295	3,509
6.464% 4/28/19	705	747
6.542% 4/28/20	2,465	2,650
6.625% 4/1/23	4,925	5,270
6.633% 4/28/21	2,225	2,403
6.731% 4/28/22	1,645	1,775
6.836% 4/28/23	640	689
Wind Acquisition Finance SA:
7.25% 2/15/18 (g)	2,581	2,717
7.375% 4/23/21 (g)	3,770	3,883
		178,709
Textiles & Apparel - 0.0%
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (g)	590	614
TOTAL NONCONVERTIBLE BONDS		1,414,019
TOTAL CORPORATE BONDS (Cost $1,370,572)		1,414,052
Common Stocks - 15.8%
	Shares
Aerospace - 0.3%
Triumph Group, Inc.	85,000	5,509
Air Transportation - 0.5%
American Airlines Group, Inc.	100,000	3,507
Delta Air Lines, Inc.	200,000	7,366
		10,873
Automotive - 0.8%
Delphi Automotive PLC	77,122	5,155
General Motors Co.	274,238	9,456
General Motors Co.:
warrants 7/10/16 (a)	7,547	187
Common Stocks - continued
	Shares	Value (000s)
Automotive - continued
General Motors Co.: - continued
warrants 7/10/19 (a)	7,547	$ 129
Motors Liquidation Co. GUC Trust (a)	39,254	1,081
		16,008
Banks & Thrifts - 0.3%
JPMorgan Chase & Co.	100,000	5,598
Washington Mutual, Inc. (a)	505,500	0
WMI Holdings Corp. (a)	17,318	52
		5,650
Broadcasting - 0.6%
Cumulus Media, Inc. Class A (a)	550,600	3,529
Gray Television, Inc. (a)	494,070	5,558
Sinclair Broadcast Group, Inc. Class A	100,000	2,673
		11,760
Building Materials - 0.1%
Gibraltar Industries, Inc. (a)	141,340	2,414
Cable TV - 0.3%
Time Warner Cable, Inc.	41,300	5,842
Capital Goods - 0.1%
Walter Energy, Inc. (f)	250,000	1,800
Chemicals - 0.6%
Axiall Corp.	100,000	4,660
LyondellBasell Industries NV Class A	84,795	7,844
		12,504
Consumer Products - 0.3%
Whirlpool Corp.	40,000	6,135
Containers - 0.2%
Graphic Packaging Holding Co. (a)	417,874	4,287
Diversified Financial Services - 0.7%
Citigroup, Inc.	116,564	5,585
The Blackstone Group LP	300,000	8,859
		14,444
Energy - 1.3%
Apache Corp.	12,471	1,082
CVR Refining, LP	247,000	5,911
EP Energy Corp.	141,500	2,749
Oasis Petroleum, Inc. (a)	125,000	5,814
Ocean Rig UDW, Inc. (United States) (a)	235,000	3,878
Common Stocks - continued
	Shares	Value (000s)
Energy - continued
The Williams Companies, Inc.	90,000	$ 3,795
Vantage Drilling Co. (a)	2,000,000	3,340
		26,569
Food/Beverage/Tobacco - 0.7%
Carlyle Group LP	72,700	2,332
Dean Foods Co.	400,000	6,336
Monster Beverage Corp. (a)	100,000	6,696
		15,364
Gaming - 0.9%
Gaming & Leisure Properties	119,574	4,394
Las Vegas Sands Corp.	130,000	10,287
PB Investor I LLC	11,653	26
Station Holdco LLC (a)(k)(m)	1,531,479	3,415
Station Holdco LLC:
unit (a)(k)(m)	3,411	1
warrants 6/15/18 (a)(k)(m)	96,849	17
		18,140
Healthcare - 1.2%
Express Scripts Holding Co. (a)	167,600	11,159
Tenet Healthcare Corp. (a)	163,675	7,378
Universal Health Services, Inc. Class B	85,000	6,952
		25,489
Homebuilders/Real Estate - 0.1%
Realogy Holdings Corp. (a)	46,400	1,951
Hotels - 0.4%
Extended Stay America, Inc. unit	26,700	575
Hyatt Hotels Corp. Class A (a)	145,000	8,161
		8,736
Insurance - 0.3%
H&R Block, Inc.	200,000	5,684
Leisure - 0.2%
Town Sports International Holdings, Inc.	564,202	3,955
Metals/Mining - 0.5%
Alpha Natural Resources, Inc. (a)(f)	750,000	3,225
AngloGold Ashanti Ltd. sponsored ADR	87,174	1,578
OCI Resources LP	212,610	4,667
		9,470
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(m)	4,323	6
Common Stocks - continued
	Shares	Value (000s)
Restaurants - 1.0%
Bloomin' Brands, Inc. (a)	272,900	$ 5,818
Dunkin' Brands Group, Inc.	171,900	7,823
Yum! Brands, Inc.	100,000	7,699
		21,340
Services - 1.1%
ARAMARK Holdings Corp.	128,900	3,634
Hertz Global Holdings, Inc. (a)	250,000	7,118
KAR Auction Services, Inc.	317,600	9,458
WP Rocket Holdings, Inc.	1,964,861	2,456
		22,666
Shipping - 0.3%
Ship Finance International Ltd. (NY Shares)	300,000	5,289
Ultrapetrol (Bahamas) Ltd. (a)	7,916	22
		5,311
Super Retail - 0.6%
Dollar General Corp. (a)	100,000	5,644
Liberty Interactive Corp. Series A (a)	250,000	7,265
		12,909
Technology - 2.1%
CDW Corp.	300,000	8,457
Facebook, Inc. Class A (a)	76,094	4,549
NXP Semiconductors NV (a)	125,000	7,453
Skyworks Solutions, Inc.	200,000	8,210
SoftBank Corp. ADR	150,000	5,580
Spansion, Inc. Class A (a)	3,593	64
Xerox Corp.	710,000	8,584
		42,897
Telecommunications - 0.3%
Broadview Networks Holdings, Inc. (a)	189,475	474
Pendrell Corp. (a)	37,472	62
Verizon Communications, Inc.	108,000	5,047
		5,583
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(m)	42,253	259
TOTAL COMMON STOCKS (Cost $272,059)		323,555
Nonconvertible Preferred Stocks - 1.0%
	Shares	Value (000s)
Banks & Thrifts - 0.6%
Ally Financial, Inc. 7.00% (g)	11,491	$ 11,380
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	320,244	8,804
Services - 0.0%
WP Rocket Holdings, Inc. 15.00% (a)	1,437,822	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,174)		20,184
Bank Loan Obligations - 8.5%
		Principal Amount (000s) (e)
Aerospace - 0.0%
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (j)		$ 868	865
Automotive - 0.0%
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (j)		525	522
Broadcasting - 0.5%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (j)		5,798	5,769
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (j)		1,721	1,729
NEP/NCP Holdco, Inc. Tranche B, term loan 4.25% 1/22/20 (j)		845	844
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (j)		1,200	1,196
			9,538
Chemicals - 0.1%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (j)		1,960	1,989
Tranche B 1LN, term loan 5.5% 7/31/18 (j)		207	207
			2,196
Consumer Products - 0.3%
Bauer Performance Sports Ltd. Tranche B, term loan 4.5% 4/15/21 (j)		1,740	1,738
Revlon Consumer Products Corp. term loan 4% 8/19/19 (j)		3,222	3,218
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (j)		408	407
			5,363
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Containers - 0.1%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4.25% 12/17/19 (j)		$ 214	$ 213
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (j)		2,025	2,010
			2,223
Diversified Financial Services - 0.5%
AlixPartners LLP Tranche B 2LN, term loan 4% 7/10/20 (j)		1,269	1,266
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (j)		3,105	3,105
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (j)		301	302
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (j)		413	410
TransUnion LLC Tranche B, term loan 4% 4/9/21 (j)		5,340	5,313
			10,396
Diversified Media - 0.5%
Checkout Holding Corp.:
Tranche 2LN, term loan 7.75% 4/9/22 (j)		1,080	1,072
Tranche B 1LN, term loan 4.5% 4/9/21 (j)		2,280	2,269
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (j)		6,239	6,271
			9,612
Electric Utilities - 0.3%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (j)		5,915	5,789
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (j)		1,248	1,248
			7,037
Energy - 0.8%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (j)		435	437
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (j)		11,180	11,515
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (j)		203	203
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)		845	864
Panda Temple Power, LLC term loan 7.25% 4/3/19 (j)		400	411
Sheridan Investment Partners I term loan 4.25% 12/16/20 (j)		678	678
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (j)		94	94
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Energy - continued
Sheridan Production Partners I: - continued
Tranche M, term loan 4.25% 12/16/20 (j)		$ 35	$ 35
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (j)		2,853	2,878
			17,115
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (j)		325	324
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	289	264
Tranche B, term loan 18% 1/15/49 pay-in-kind	CAD	176	160
			748
Environmental - 0.0%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (j)		270	269
Food & Drug Retail - 0.4%
Rite Aid Corp.:
Tranche 2 LN2, term loan 4.875% 6/21/21 (j)		6,215	6,277
Tranche 2LN, term loan 5.75% 8/21/20 (j)		200	204
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (j)		822	820
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (j)		324	324
			7,625
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (j)		680	679
Tranche B 2LN, term loan 8.25% 11/30/20 (j)		585	595
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (j)		595	588
Tranche B 1LN, term loan 4.2531% 2/18/21 (j)		1,182	1,178
			3,040
Gaming - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (l)		775	773
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19		443	453
5.5% 11/21/19 (j)		190	194
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (j)		980	1,022
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Gaming - continued
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (j)		$ 369	$ 374
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (j)		2,693	2,690
			5,506
Healthcare - 0.5%
Accellent, Inc. Tranche B 1 LN, term loan 4.5% 3/12/21 (j)		2,975	2,930
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (j)		1,160	1,159
Tranche B 1LN, term loan 4.75% 4/23/21 (j)		925	924
MModal, Inc. Tranche B, term loan 9% 8/17/19 (j)		1,755	1,386
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (j)		778	774
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (j)		2,325	2,281
Rural/Metro Corp. Tranche B, term loan 9% 6/30/18 (j)		459	433
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (j)		202	203
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (j)		120	121
Tranche B 2LN, term loan 4.25% 7/3/19 (j)		194	194
			10,405
Homebuilders/Real Estate - 0.1%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (j)		1,304	1,301
Hotels - 0.1%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (j)		1,940	1,932
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (j)		234	234
			2,166
Leisure - 0.4%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 8/1/20 (j)		7,425	7,518
Metals/Mining - 0.0%
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 1/25/21 (j)		190	194
Oxbow Carbon LLC Tranche B 1LN, term loan 4.25% 7/19/19 (j)		168	168
			362
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (j)		$ 2,398	$ 2,431
White Birch Paper Co. Tranche 2LN, term loan 11/8/14 (d)(l)		8,620	0
			2,431
Publishing/Printing - 0.7%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (j)		620	629
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (j)		154	154
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (j)		270	270
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (j)		6,023	6,065
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (j)		6,555	6,563
			13,681
Services - 0.1%
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (j)		245	245
Garda World Security Corp.:
term loan 4% 11/8/20 (j)		646	644
Tranche DD, term loan 4% 11/8/20 (j)		165	165
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (j)		873	862
			1,916
Shipping - 0.0%
CEVA Group PLC:
Tranche B, term loan 6.5% 3/19/21 (j)		295	291
Tranche C, term loan 6.5% 3/19/21 (j)		110	108
			399
Super Retail - 0.1%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (j)		778	778
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (j)		555	552
			1,330
Technology - 1.5%
Avago Technologies, Inc. Tranche B, term loan 4/16/21 (l)		4,660	4,683
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Technology - continued
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (j)		$ 209	$ 209
First Data Corp. term loan 4.1523% 3/24/18 (j)		14,230	14,159
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (j)		4,070	4,065
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (j)		1,112	1,105
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (j)		3,645	3,755
Tranche B 1LN, term loan 4.5% 10/30/19 (j)		85	84
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (j)		1,025	1,020
Tranche 2LN, term loan 8% 4/9/22 (j)		870	866
			29,946
Telecommunications - 1.0%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (j)		17,476	17,716
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (j)		200	204
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (j)		1,635	1,637
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (j)		63	64
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.3383% 1/31/20 (j)		504	508
			20,129
TOTAL BANK LOAN OBLIGATIONS (Cost $178,772)			173,639
Preferred Securities - 2.8%

Banks & Thrifts - 1.0%
Bank of America Corp. 5.2% (h)(j)	2,745	2,640
Barclays Bank PLC 7.625% 11/21/22	7,480	8,748
JPMorgan Chase & Co. 5.15% (h)(j)	9,715	9,443
		20,831
Diversified Financial Services - 1.8%
Citigroup, Inc.:
5.35% (h)(j)	24,830	23,767
Preferred Securities - continued
	Principal Amount (000s) (e)	Value (000s)
Diversified Financial Services - continued
Citigroup, Inc.: - continued
5.9% (h)(j)	$ 9,045	$ 9,043
5.95% (h)(j)	4,815	4,833
		37,643
TOTAL PREFERRED SECURITIES (Cost $58,955)		58,474
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	60,662,654	60,663
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	3,858,614	3,859
TOTAL MONEY MARKET FUNDS (Cost $64,522)		64,522
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,959,054)		2,054,426
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,081)
NET ASSETS - 100%		$ 2,050,345
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $588,562,000 or 28.7% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(l) The coupon rate will be determined upon settlement of the loan after period end.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,698,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 8
Station Holdco LLC	6/17/11	$ 1,450
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,945
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 41
Fidelity Securities Lending Cash Central Fund	13
Total	$ 54
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 110,014	$ 106,290	$ -	$ 3,724
Consumer Staples	13,032	13,032	-	-
Energy	35,083	35,083	-	-
Financials	48,955	37,575	11,380	-
Health Care	25,489	25,489	-	-
Industrials	37,912	35,456	-	2,456
Information Technology	37,317	37,317	-	-
Materials	24,836	24,836	-	-
Telecommunication Services	11,101	11,101	-	-
Corporate Bonds	1,414,052	-	1,414,051	1
Bank Loan Obligations	173,639	-	164,275	9,364
Preferred Securities	58,474	-	58,474	-
Money Market Funds	64,522	64,522	-	-
Total Investments in Securities:	$ 2,054,426	$ 390,701	$ 1,648,180	$ 15,545
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.9%
Luxembourg	5.2%
Canada	2.1%
Netherlands	1.3%
Cayman Islands	1.3%
Bermuda	1.3%
France	1.0%
Marshall Islands	1.0%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,693) - See accompanying schedule: Unaffiliated issuers (cost $1,894,532)	$ 1,989,904
Fidelity Central Funds (cost $64,522)	64,522
Total Investments (cost $1,959,054)		$ 2,054,426
Cash		149
Receivable for investments sold Regular delivery		20,553
Delayed delivery		651
Receivable for fund shares sold		2,623
Dividends receivable		578
Interest receivable		26,303
Distributions receivable from Fidelity Central Funds		14
Prepaid expenses		1
Other receivables		58
Total assets		2,105,356

Liabilities
Payable for investments purchased Regular delivery	$ 7,899
Delayed delivery	31,645
Payable for fund shares redeemed	6,220
Distributions payable	1,019
Accrued management fee	954
Distribution and service plan fees payable	425
Other affiliated payables	326
Other payables and accrued expenses	2,664
Collateral on securities loaned, at value	3,859
Total liabilities		55,011

Net Assets		$ 2,050,345
Net Assets consist of:
Paid in capital		$ 2,446,424
Undistributed net investment income		30,233
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(521,688)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		95,376
Net Assets		$ 2,050,345

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($711,718 ÷ 65,562 shares)	$ 10.86

Maximum offering price per share (100/96.00 of $10.86)	$ 11.31
Class T: Net Asset Value and redemption price per share ($528,018 ÷ 48,379 shares)	$ 10.91

Maximum offering price per share (100/96.00 of $10.91)	$ 11.36
Class B: Net Asset Value and offering price per share ($14,790 ÷ 1,372 shares)A	$ 10.78

Class C: Net Asset Value and offering price per share ($186,789 ÷ 17,238 shares)A	$ 10.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($609,030 ÷ 59,743 shares)	$ 10.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 5,066
Interest		52,436
Income from Fidelity Central Funds		54
Total income		57,556

Expenses
Management fee	$ 5,585
Transfer agent fees	1,586
Distribution and service plan fees	2,542
Accounting and security lending fees	328
Custodian fees and expenses	17
Independent trustees' compensation	4
Registration fees	72
Audit	40
Legal	13
Miscellaneous	8
Total expenses before reductions	10,195
Expense reductions	(1)	10,194
Net investment income (loss)		47,362
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,759
Change in net unrealized appreciation (depreciation) on investment securities		31,056
Net gain (loss)		39,815
Net increase (decrease) in net assets resulting from operations		$ 87,177

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,362	$ 104,188
Net realized gain (loss)	8,759	6,723
Change in net unrealized appreciation (depreciation)	31,056	95,481
Net increase (decrease) in net assets resulting from operations	87,177	206,392
Distributions to shareholders from net investment income	(42,923)	(89,629)
Distributions to shareholders from net realized gain	(21,730)	(24,025)
Total distributions	(64,653)	(113,654)
Share transactions - net increase (decrease)	102,346	(122,384)
Redemption fees	93	331
Total increase (decrease) in net assets	124,963	(29,315)

Net Assets
Beginning of period	1,925,382	1,954,697
End of period (including undistributed net investment income of $30,233 and undistributed net investment income of $25,794, respectively)	$ 2,050,345	$ 1,925,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 10.21	$ 9.59	$ 9.87	$ 8.60	$ 6.44
Income from Investment Operations
Net investment income (loss) E	.257	.569	.607	.593	.650	.587
Net realized and unrealized gain (loss)	.219	.558	.658	(.238)	1.185	2.033
Total from investment operations	.476	1.127	1.265	.355	1.835	2.620
Distributions from net investment income	(.229)	(.482)	(.647)	(.639)	(.550)	(.465)
Distributions from net realized gain	(.118)	(.127)	-	-	(.020)	-
Total distributions	(.347)	(.609)	(.647)	(.639)	(.570)	(.465)
Redemption fees added to paid in capital E	.001	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.86	$ 10.73	$ 10.21	$ 9.59	$ 9.87	$ 8.60
Total Return B, C, D	4.52%	11.39%	13.78%	3.57%	22.06%	43.51%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.02%	1.03%	1.03%	1.03%	1.07%
Expenses net of fee waivers, if any	1.03% A	1.02%	1.03%	1.03%	1.03%	1.07%
Expenses net of all reductions	1.03% A	1.02%	1.03%	1.03%	1.03%	1.07%
Net investment income (loss)	4.81% A	5.42%	6.18%	5.93%	7.03%	8.68%
Supplemental Data
Net assets, end of period (in millions)	$ 712	$ 698	$ 705	$ 659	$ 722	$ 703
Portfolio turnover rate G	38% A	66%	66%	68%	53%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.26	$ 9.64	$ 9.92	$ 8.64	$ 6.47
Income from Investment Operations
Net investment income (loss) E	.259	.573	.610	.597	.653	.586
Net realized and unrealized gain (loss)	.217	.555	.656	(.241)	1.193	2.046
Total from investment operations	.476	1.128	1.266	.356	1.846	2.632
Distributions from net investment income	(.229)	(.483)	(.648)	(.640)	(.551)	(.467)
Distributions from net realized gain	(.118)	(.127)	-	-	(.020)	-
Total distributions	(.347)	(.610)	(.648)	(.640)	(.571)	(.467)
Redemption fees added to paid in capital E	.001	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.91	$ 10.78	$ 10.26	$ 9.64	$ 9.92	$ 8.64
Total Return B, C, D	4.50%	11.34%	13.72%	3.56%	22.09%	43.50%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.01%	1.02%	1.02%	1.02%	1.05%
Expenses net of fee waivers, if any	1.02% A	1.01%	1.02%	1.02%	1.02%	1.05%
Expenses net of all reductions	1.02% A	1.01%	1.02%	1.02%	1.02%	1.05%
Net investment income (loss)	4.82% A	5.43%	6.19%	5.94%	7.04%	8.70%
Supplemental Data
Net assets, end of period (in millions)	$ 528	$ 528	$ 547	$ 543	$ 645	$ 678
Portfolio turnover rate G	38% A	66%	66%	68%	53%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.15	$ 9.53	$ 9.82	$ 8.56	$ 6.41
Income from Investment Operations
Net investment income (loss) E	.217	.489	.532	.519	.581	.532
Net realized and unrealized gain (loss)	.221	.542	.663	(.245)	1.180	2.033
Total from investment operations	.438	1.031	1.195	.274	1.761	2.565
Distributions from net investment income	(.191)	(.406)	(.577)	(.568)	(.486)	(.420)
Distributions from net realized gain	(.118)	(.127)	-	-	(.020)	-
Total distributions	(.309)	(.533)	(.577)	(.568)	(.506)	(.420)
Redemption fees added to paid in capital E	.001	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.78	$ 10.65	$ 10.15	$ 9.53	$ 9.82	$ 8.56
Total Return B, C, D	4.18%	10.45%	13.06%	2.75%	21.20%	42.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.75%	1.75%	1.75%	1.74%	1.76%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.74%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.74%	1.74%	1.75%
Net investment income (loss)	4.08% A	4.69%	5.46%	5.21%	6.32%	8.00%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 19	$ 28	$ 38	$ 52	$ 65
Portfolio turnover rate G	38% A	66%	66%	68%	53%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.19	$ 9.58	$ 9.86	$ 8.59	$ 6.44
Income from Investment Operations
Net investment income (loss) E	.216	.489	.533	.518	.581	.536
Net realized and unrealized gain (loss)	.219	.560	.649	(.237)	1.186	2.025
Total from investment operations	.435	1.049	1.182	.281	1.767	2.561
Distributions from net investment income	(.188)	(.404)	(.574)	(.565)	(.482)	(.416)
Distributions from net realized gain	(.118)	(.127)	-	-	(.020)	-
Total distributions	(.306)	(.531)	(.574)	(.565)	(.502)	(.416)
Redemption fees added to paid in capital E	.001	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.84	$ 10.71	$ 10.19	$ 9.58	$ 9.86	$ 8.59
Total Return B, C, D	4.14%	10.58%	12.85%	2.81%	21.20%	42.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.77%	1.78%	1.77%	1.77%	1.81%
Expenses net of fee waivers, if any	1.78% A	1.77%	1.78%	1.77%	1.77%	1.81%
Expenses net of all reductions	1.78% A	1.77%	1.77%	1.77%	1.77%	1.81%
Net investment income (loss)	4.05% A	4.67%	5.44%	5.19%	6.29%	7.94%
Supplemental Data
Net assets, end of period (in millions)	$ 187	$ 183	$ 180	$ 164	$ 186	$ 185
Portfolio turnover rate G	38% A	66%	66%	68%	53%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 9.65	$ 9.10	$ 9.40	$ 8.22	$ 6.18
Income from Investment Operations
Net investment income (loss) D	.253	.561	.598	.595	.642	.570
Net realized and unrealized gain (loss)	.197	.524	.623	(.233)	1.128	1.949
Total from investment operations	.450	1.085	1.221	.362	1.770	2.519
Distributions from net investment income	(.242)	(.510)	(.673)	(.666)	(.575)	(.484)
Distributions from net realized gain	(.118)	(.127)	-	-	(.020)	-
Total distributions	(.360)	(.637)	(.673)	(.666)	(.595)	(.484)
Redemption fees added to paid in capital D	- H	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.19	$ 10.10	$ 9.65	$ 9.10	$ 9.40	$ 8.22
Total Return B, C	4.54%	11.63%	14.07%	3.83%	22.33%	43.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.77%	.78%	.77%	.78%	.81%
Expenses net of fee waivers, if any	.79% A	.77%	.78%	.77%	.78%	.81%
Expenses net of all reductions	.79% A	.77%	.78%	.77%	.78%	.81%
Net investment income (loss)	5.05% A	5.68%	6.44%	6.19%	7.28%	8.94%
Supplemental Data
Net assets, end of period (in millions)	$ 609	$ 497	$ 495	$ 498	$ 1,336	$ 1,245
Portfolio turnover rate F	38% A	66%	66%	68%	53%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, defaulted bonds, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 167,837
Gross unrealized depreciation	(66,426)
Net unrealized appreciation (depreciation) on securities and other investments	$ 101,411

Tax cost	$ 1,953,015

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (508,732)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower

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3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $504,754 and $361,628, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 882	$ 21
Class T	-%	.25%	659	10
Class B	.65%	.25%	77	56
Class C	.75%	.25%	924	80
			$ 2,542	$ 167

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53
Class T	5
Class B*	5
Class C*	5
$ 68

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 559.16
Class T	392.15
Class B	20.23
Class C	147.16
Institutional Class	468.17
	$ 1,586

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13. During the period, there were no securities loaned to FCM.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 14,984	$ 32,676
Class T	11,167	24,635
Class B	307	920
Class C	3,236	7,083
Institutional Class	13,229	24,315
Total	$ 42,923	$ 89,629
From net realized gain
Class A	$ 7,669	$ 8,703
Class T	5,773	6,597
Class B	206	336
Class C	2,005	2,235
Institutional Class	6,077	6,154
Total	$ 21,730	$ 24,025

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	6,916	17,380	$ 74,523	$ 182,432
Reinvestment of distributions	1,751	3,187	18,829	33,277
Shares redeemed	(8,129)	(24,589)	(87,644)	(257,846)
Net increase (decrease)	538	(4,022)	$ 5,708	$ (42,137)
Class T
Shares sold	3,153	7,839	$ 34,106	$ 82,393
Reinvestment of distributions	1,395	2,579	15,080	27,058
Shares redeemed	(5,165)	(14,693)	(55,799)	(154,504)
Net increase (decrease)	(617)	(4,275)	$ (6,613)	$ (45,053)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class B
Shares sold	51	170	$ 557	$ 1,770
Reinvestment of distributions	39	91	413	946
Shares redeemed	(532)	(1,185)	(5,688)	(12,346)
Net increase (decrease)	(442)	(924)	$ (4,718)	$ (9,630)
Class C
Shares sold	1,565	2,941	$ 16,808	$ 30,884
Reinvestment of distributions	374	659	4,012	6,860
Shares redeemed	(1,787)	(4,169)	(19,203)	(43,630)
Net increase (decrease)	152	(569)	$ 1,617	$ (5,886)
Institutional Class
Shares sold	13,753	13,983	$ 139,224	$ 138,423
Reinvestment of distributions	1,579	2,463	15,968	24,250
Shares redeemed	(4,826)	(18,542)	(48,840)	(182,351)
Net increase (decrease)	10,506	(2,096)	$ 106,352	$ (19,678)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Income Opportunities Fund was the owner of record of approximately 10% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

HYI-USAN-0614
1.784887.111

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

High Income

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.04%
Actual		$ 1,000.00	$ 1,038.90	$ 5.26
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Class T	1.06%
Actual		$ 1,000.00	$ 1,037.60	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Class B	1.75%
Actual		$ 1,000.00	$ 1,034.10	$ 8.83
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.81%
Actual		$ 1,000.00	$ 1,035.00	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,038.50	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Clear Channel Communications, Inc.	1.8	0.4
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	1.6	1.5
Tenet Healthcare Corp.	1.6	0.6
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.6	1.7
Digicel Group Ltd.	1.4	1.0
	8.0
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	13.2	13.9
Telecommunications	8.1	7.6
Technology	7.7	8.4
Diversified Financial Services	6.4	5.5
Healthcare	6.4	4.9
Quality Diversification (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
BBB 1.3%	BBB 0.8%
BB 35.1%	BB 35.6%
B 43.2%	B 44.6%
CCC,CC,C 16.2%	CCC,CC,C 14.7%
Not Rated 1.4%	Not Rated 0.4%
Other Investments 0.0%	Other Investments 0.1%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Nonconvertible Bonds 86.5%		Nonconvertible Bonds 93.2%
	Common Stocks 0.0%		Common Stocks 0.1%
	Bank Loan Obligations 10.0%		Bank Loan Obligations 2.5%
	Other Investments 0.7%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.8%		Short-Term Investments and Net Other Assets (Liabilities) 3.8%
* Foreign investments	22.8%	** Foreign investments	21.6%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.5%
	Principal Amount	Value
Aerospace - 0.9%
GenCorp, Inc. 7.125% 3/15/21	$ 580,000	$ 629,300
TransDigm, Inc.:
5.5% 10/15/20	3,965,000	4,004,650
7.5% 7/15/21	1,855,000	2,040,500
Triumph Group, Inc. 4.875% 4/1/21	1,420,000	1,398,700
		8,073,150
Air Transportation - 3.7%
Air Canada:
6.625% 5/15/18 (d)	3,205,000	3,323,265
7.75% 4/15/21 (d)	1,400,000	1,426,250
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	305,774	313,418
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,143,457	1,314,975
6.125% 4/29/18 (d)	345,000	367,425
6.25% 10/11/21	2,044,423	2,223,310
9.25% 5/10/17	1,301,543	1,470,743
Delta Air Lines, Inc. pass-thru trust certificates:
Series 2012-1B Class B, 6.875% 5/7/19 (d)	2,543,987	2,792,026
6.375% 7/2/17 (d)	1,375,000	1,474,688
6.75% 5/23/17	1,375,000	1,474,688
8.021% 8/10/22	1,101,948	1,278,259
8.954% 8/10/14	847,500	862,332
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	329,912	361,682
U.S. Airways Group, Inc. 6.125% 6/1/18	1,950,000	2,052,375
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	2,215,000	2,275,913
Series 2013-1 Class B, 5.375% 5/15/23	450,000	461,250
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	939,309	1,023,847
9.75% 1/15/17	1,006,633	1,157,628
12% 1/15/16 (d)	269,269	304,274
United Continental Holdings, Inc.:
6% 12/1/20	2,635,000	2,733,813
6% 7/15/26	1,700,000	1,627,750
6% 7/15/28	1,705,000	1,594,175
6.375% 6/1/18	185,000	199,338
		32,113,424
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - 2.9%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	$ 335,000	$ 350,913
6.25% 3/15/21	2,970,000	3,140,775
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19 (d)	2,500,000	2,737,500
Dana Holding Corp.:
5.375% 9/15/21	690,000	712,425
6% 9/15/23	690,000	726,225
6.5% 2/15/19	985,000	1,046,563
6.75% 2/15/21	1,210,000	1,311,338
General Motors Co. 3.5% 10/2/18 (d)	3,645,000	3,722,456
General Motors Financial Co., Inc.:
3.25% 5/15/18	4,350,000	4,393,500
4.75% 8/15/17	2,285,000	2,444,950
Jaguar Land Rover PLC 4.125% 12/15/18 (d)	1,515,000	1,564,238
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (d)(g)	2,965,000	3,146,606
		25,297,489
Banks & Thrifts - 0.6%
Ally Financial, Inc.:
2.75% 1/30/17	1,715,000	1,736,438
4.75% 9/10/18	1,315,000	1,393,900
Royal Bank of Scotland Group PLC 6% 12/19/23	215,000	224,604
Synovus Financial Corp.:
5.125% 6/15/17	475,000	499,938
7.875% 2/15/19	990,000	1,131,075
		4,985,955
Broadcasting - 2.0%
AMC Networks, Inc. 4.75% 12/15/22	1,355,000	1,351,613
CCU Escrow Corp. 10% 1/15/18 (d)	3,000,000	2,932,500
Clear Channel Communications, Inc.:
4.9% 5/15/15	1,535,000	1,592,563
5.5% 12/15/16	8,420,000	8,251,600
9% 12/15/19	1,230,000	1,309,950
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,135,000	2,212,394
		17,650,620
Building Materials - 2.7%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	2,385,000	2,581,763
6.875% 8/15/18 (d)	2,715,000	2,833,781
Building Materials Holding Corp. 9% 9/15/18 (d)	2,790,000	3,034,125
CEMEX Finance LLC 6% 4/1/24 (d)	1,190,000	1,193,630
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
CEMEX S.A.B. de CV 6.5% 12/10/19 (d)	$ 750,000	$ 787,500
HD Supply, Inc. 7.5% 7/15/20	2,910,000	3,150,075
Headwaters, Inc.:
7.25% 1/15/19 (d)	520,000	547,300
7.625% 4/1/19	2,175,000	2,338,125
Masco Corp. 5.95% 3/15/22	3,400,000	3,706,000
Ply Gem Industries, Inc. 6.5% 2/1/22 (d)	780,000	780,000
Texas Industries, Inc. 9.25% 8/15/20	1,390,000	1,591,550
U.S. Concrete, Inc. 8.5% 12/1/18 (d)	665,000	723,188
		23,267,037
Cable TV - 3.3%
Altice S.A. 7.75% 5/15/22 (d)(f)	1,380,000	1,438,650
Cablevision Systems Corp. 7.75% 4/15/18	530,000	600,888
CCO Holdings LLC/CCO Holdings Capital Corp. 7% 1/15/19	3,470,000	3,665,188
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	2,255,000	2,362,113
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (d)	2,690,000	2,622,750
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	450,000	452,250
DISH DBS Corp. 4.25% 4/1/18	1,100,000	1,149,500
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	1,865,000	2,098,125
Numericable Group SA:
4.875% 5/15/19 (d)(f)	1,430,000	1,444,300
6% 5/15/22 (d)(f)	2,475,000	2,533,781
6.25% 5/15/24 (d)(f)	490,000	501,638
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (d)	1,600,000	1,696,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (d)	1,115,000	1,126,150
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	2,545,000	2,805,863
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	3,930,000	4,205,100
		28,702,296
Capital Goods - 0.5%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (d)	3,615,000	3,967,463
Chemicals - 2.7%
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	1,892,000	2,043,360
LSB Industries, Inc. 7.75% 8/1/19 (d)	1,085,000	1,160,950
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	3,740,000	3,861,550
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (d)	$ 635,000	$ 625,475
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,870,000	1,916,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	8,925,000	9,505,125
Tronox Finance LLC 6.375% 8/15/20	4,605,000	4,697,100
		23,810,310
Consumer Products - 0.3%
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)	2,510,000	2,371,950
Containers - 3.0%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	3,630,000	3,847,800
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (d)	500,000	521,250
6.75% 1/31/21 (d)	580,000	604,650
7% 11/15/20 (d)	105,000	109,463
7.375% 10/15/17 (d)	235,000	248,806
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (d)	1,085,000	1,108,056
6% 6/15/17 (d)	1,415,000	1,457,450
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (d)(g)	1,359,150	1,427,108
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	2,645,000	2,525,975
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	6,155,000	6,401,200
7.875% 8/15/19	1,945,000	2,134,638
8.5% 5/15/18 (c)	870,000	909,150
9.875% 8/15/19	4,065,000	4,512,150
		25,807,696
Diversified Financial Services - 5.8%
Aircastle Ltd.:
4.625% 12/15/18	710,000	726,863
5.125% 3/15/21	1,535,000	1,542,675
6.25% 12/1/19	1,175,000	1,266,063
6.75% 4/15/17	1,375,000	1,540,000
CIT Group, Inc.:
3.875% 2/19/19	1,390,000	1,405,638
5.25% 3/15/18	2,120,000	2,273,700
5.5% 2/15/19 (d)	4,000,000	4,310,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
CIT Group, Inc.: - continued
6.625% 4/1/18 (d)	$ 2,045,000	$ 2,282,731
FLY Leasing Ltd. 6.75% 12/15/20	2,290,000	2,395,913
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (d)	985,000	992,388
4.875% 3/15/19 (d)	3,120,000	3,162,900
5.875% 2/1/22 (d)	3,970,000	4,029,550
6% 8/1/20 (d)	4,635,000	4,889,925
ILFC E-Capital Trust I 5.46% 12/21/65 (d)(g)	1,745,000	1,657,750
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(g)	3,100,000	2,999,250
International Lease Finance Corp.:
5.875% 4/1/19	1,025,000	1,112,125
5.875% 8/15/22	2,550,000	2,690,250
6.25% 5/15/19	1,485,000	1,639,069
SLM Corp.:
4.875% 6/17/19	4,765,000	4,902,013
5.5% 1/15/19	2,080,000	2,187,120
8% 3/25/20	1,020,000	1,178,100
8.45% 6/15/18	1,015,000	1,196,431
		50,380,454
Diversified Media - 1.2%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	1,810,000	1,927,650
6.5% 11/15/22	3,425,000	3,664,750
MDC Partners, Inc. 6.75% 4/1/20 (d)	1,075,000	1,136,813
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	1,725,000	1,737,938
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)	2,280,000	2,376,900
		10,844,051
Electric Utilities - 3.1%
Atlantic Power Corp. 9% 11/15/18	3,340,000	3,523,700
NRG Energy, Inc.:
6.25% 7/15/22 (d)	2,105,000	2,176,044
6.25% 5/1/24 (d)	2,590,000	2,599,713
NSG Holdings II, LLC 7.75% 12/15/25 (d)	9,460,000	10,122,158
The AES Corp.:
4.875% 5/15/23	1,120,000	1,072,400
7.375% 7/1/21	6,775,000	7,757,375
		27,251,390
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 12.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	$ 1,405,000	$ 1,422,563
4.875% 3/15/24	555,000	552,225
Approach Resources, Inc. 7% 6/15/21	3,645,000	3,781,688
Basic Energy Services, Inc. 7.75% 2/15/19	350,000	374,500
Chesapeake Energy Corp.:
3.4677% 4/15/19 (g)	1,425,000	1,439,250
4.875% 4/15/22	1,425,000	1,426,781
6.125% 2/15/21	3,270,000	3,580,650
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,030,000	1,096,950
6.125% 7/15/22	2,375,000	2,567,969
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (d)	690,000	721,050
7.75% 4/1/19	940,000	1,017,550
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,520,000	1,596,000
Denbury Resources, Inc.:
5.5% 5/1/22	2,145,000	2,169,131
6.375% 8/15/21	1,555,000	1,667,738
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)	5,275,000	5,565,125
Energy Partners Ltd. 8.25% 2/15/18	2,645,000	2,856,600
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	2,635,000	2,934,731
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,130,000	1,213,338
9.375% 5/1/20	4,570,000	5,266,925
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	4,568,000	4,773,560
Exterran Holdings, Inc. 7.25% 12/1/18	3,260,000	3,451,525
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	2,755,000	2,755,000
6% 10/1/22 (d)	965,000	960,175
Forbes Energy Services Ltd. 9% 6/15/19	3,200,000	3,272,000
Gibson Energy, Inc. 6.75% 7/15/21 (d)	2,310,000	2,494,800
Hornbeck Offshore Services, Inc.:
5% 3/1/21	1,195,000	1,159,150
5.875% 4/1/20	780,000	811,200
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,695,000	2,890,388
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Offshore Group Investment Ltd.:
7.125% 4/1/23	$ 1,200,000	$ 1,182,000
7.5% 11/1/19	5,035,000	5,236,400
Oil States International, Inc. 6.5% 6/1/19	1,665,000	1,750,331
Pacific Drilling SA 5.375% 6/1/20 (d)	2,985,000	2,902,913
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (d)	3,045,000	3,182,025
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	2,040,000	2,193,000
Precision Drilling Corp. 6.625% 11/15/20	1,760,000	1,892,000
Rice Energy, Inc. 6.25% 5/1/22 (d)	2,345,000	2,347,931
Samson Investment Co. 10.75% 2/15/20 (d)	6,275,000	6,620,125
SemGroup Corp. 7.5% 6/15/21	2,355,000	2,555,175
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)	1,535,000	1,435,225
5.25% 5/1/23	1,635,000	1,635,000
6.375% 8/1/22	354,000	378,780
6.875% 2/1/21	1,955,000	2,096,738
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	545,000	576,338
Western Refining, Inc. 6.25% 4/1/21	3,575,000	3,718,000
Whiting Petroleum Corp. 5% 3/15/19	2,935,000	3,089,088
		106,609,631
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)	675,000	703,688
Environmental - 1.1%
ADS Waste Holdings, Inc. 8.25% 10/1/20	3,345,000	3,625,144
Clean Harbors, Inc.:
5.125% 6/1/21	270,000	273,038
5.25% 8/1/20	1,715,000	1,757,875
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	2,918,000	3,093,080
Tervita Corp.:
9.75% 11/1/19 (d)	260,000	235,300
10.875% 2/15/18 (d)	400,000	384,000
		9,368,437
Food & Drug Retail - 0.7%
JBS Investments GmbH:
7.25% 4/3/24 (d)	995,000	1,001,666
7.75% 10/28/20 (d)	2,200,000	2,340,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Food & Drug Retail - continued
Minerva Luxmbourg SA 7.75% 1/31/23 (d)	$ 425,000	$ 437,219
SUPERVALU, Inc. 6.75% 6/1/21	2,585,000	2,623,775
		6,402,910
Food/Beverage/Tobacco - 2.3%
DS Waters of America, Inc. 10% 9/1/21 (d)	940,000	1,043,400
ESAL GmbH 6.25% 2/5/23 (d)	6,595,000	6,298,225
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)	2,050,000	2,214,000
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)	3,655,000	3,602,003
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (d)	1,850,000	1,995,688
8.25% 2/1/20 (d)	4,220,000	4,618,790
		19,772,106
Gaming - 2.4%
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (d)	1,555,000	1,551,113
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)	1,020,000	1,055,700
5.375% 11/1/23 (d)	770,000	793,100
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (d)	4,475,000	4,598,063
MCE Finance Ltd. 5% 2/15/21 (d)	2,630,000	2,623,425
MGM Mirage, Inc.:
8.625% 2/1/19	1,785,000	2,130,844
11.375% 3/1/18	1,655,000	2,147,363
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (d)	1,740,000	1,809,600
11% 10/1/21 (d)	1,735,000	1,804,400
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)	940,000	937,650
Wynn Macau Ltd. 5.25% 10/15/21 (d)	1,080,000	1,096,200
		20,547,458
Healthcare - 5.5%
Community Health Systems, Inc.:
5.125% 8/15/18	2,260,000	2,375,825
5.125% 8/1/21 (d)	620,000	632,400
6.875% 2/1/22 (d)	1,245,000	1,290,131
8% 11/15/19	3,950,000	4,320,313
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	950,000	997,500
8.75% 3/15/18	110,000	119,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
DJO Finance LLC/DJO Finance Corp.: - continued
9.875% 4/15/18	$ 1,555,000	$ 1,694,950
Emergency Medical Services Corp. 8.125% 6/1/19	2,673,000	2,840,063
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (d)	1,625,000	1,767,188
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (d)	1,235,000	1,253,525
HCA Holdings, Inc.:
3.75% 3/15/19	2,095,000	2,110,713
5% 3/15/24	1,295,000	1,285,288
HealthSouth Corp. 7.25% 10/1/18	2,479,000	2,615,345
MPH Acquisition Holdings LLC 6.625% 4/1/22 (d)	435,000	450,225
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,780,000	1,935,750
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	2,530,000	2,650,175
Tenet Healthcare Corp.:
5% 3/1/19 (d)	765,000	766,913
6% 10/1/20 (d)	6,250,000	6,562,500
8.125% 4/1/22	5,670,000	6,293,700
Valeant Pharmaceuticals International:
6.75% 8/15/18 (d)	2,800,000	3,031,000
6.875% 12/1/18 (d)	3,015,000	3,180,825
		48,173,679
Homebuilders/Real Estate - 3.9%
CBRE Group, Inc. 6.625% 10/15/20	670,000	711,875
D.R. Horton, Inc.:
3.625% 2/15/18	2,335,000	2,370,025
3.75% 3/1/19	1,390,000	1,386,525
4.375% 9/15/22	3,175,000	3,131,344
4.75% 5/15/17	605,000	640,544
Howard Hughes Corp. 6.875% 10/1/21 (d)	1,725,000	1,854,375
KB Home 4.75% 5/15/19	1,745,000	1,740,638
Lennar Corp.:
4.125% 12/1/18	2,335,000	2,358,350
4.5% 6/15/19	1,815,000	1,835,419
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.5% 4/15/19 (d)	1,070,000	1,075,350
Standard Pacific Corp.:
8.375% 5/15/18	8,550,000	10,089,000
10.75% 9/15/16	1,650,000	1,971,750
Toll Brothers Finance Corp.:
4% 12/31/18	1,930,000	1,971,013
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Toll Brothers Finance Corp.: - continued
4.375% 4/15/23	$ 2,600,000	$ 2,522,000
William Lyon Homes, Inc. 5.75% 4/15/19 (d)	350,000	357,000
		34,015,208
Hotels - 0.3%
Playa Resorts Holding BV 8% 8/15/20 (d)	2,379,000	2,569,320
Leisure - 1.2%
NCL Corp. Ltd. 5% 2/15/18	3,650,000	3,768,625
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	4,025,000	4,105,500
7.5% 10/15/27	1,925,000	2,165,625
		10,039,750
Metals/Mining - 1.5%
CONSOL Energy, Inc.:
5.875% 4/15/22 (d)	2,140,000	2,204,200
8.25% 4/1/20	1,765,000	1,921,644
Imperial Metals Corp. 7% 3/15/19 (d)	175,000	178,368
New Gold, Inc. 6.25% 11/15/22 (d)	3,665,000	3,756,625
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (d)	1,825,000	1,898,000
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (d)(f)	1,555,000	1,570,550
Walter Energy, Inc. 8.5% 4/15/21	2,380,000	1,416,100
		12,945,487
Paper - 0.2%
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	1,630,000	1,815,413
Publishing/Printing - 0.9%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 10% 4/1/21 (d)	4,890,000	5,599,050
R.R. Donnelley & Sons Co. 7% 2/15/22	700,000	770,000
Time, Inc. 5.75% 4/15/22 (d)	1,820,000	1,815,450
		8,184,500
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	2,685,000	3,067,613
Services - 3.7%
APX Group, Inc.:
6.375% 12/1/19	4,700,000	4,782,250
8.75% 12/1/20	4,505,000	4,595,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Audatex North America, Inc. 6% 6/15/21 (d)	$ 2,760,000	$ 2,960,100
Bankrate, Inc. 6.125% 8/15/18 (d)	1,595,000	1,694,688
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (d)	1,305,000	1,396,350
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (d)	2,650,000	2,809,000
FTI Consulting, Inc. 6.75% 10/1/20	2,560,000	2,755,200
Garda World Security Corp.:
7.25% 11/15/21 (d)	150,000	158,063
7.25% 11/15/21 (d)	390,000	410,963
Hertz Corp.:
4.25% 4/1/18	2,005,000	2,070,163
6.25% 10/15/22	2,050,000	2,193,500
The Geo Group, Inc. 5.875% 1/15/22	2,720,000	2,801,600
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (g)	2,975,000	3,108,875
		31,735,852
Shipping - 1.8%
Aguila 3 SA 7.875% 1/31/18 (d)	4,355,000	4,610,856
CEVA Group PLC:
4% 5/1/18 (d)	1,770,000	1,654,950
7% 3/1/21 (d)	270,000	277,088
9% 9/1/21 (d)	410,000	421,275
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (d)	2,290,000	2,387,325
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)	4,270,000	4,312,700
8.125% 2/15/19	930,000	943,950
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (d)	860,000	862,350
		15,470,494
Steel - 1.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	4,360,000	4,403,600
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	900,000	966,375
11.25% 10/15/18	2,085,000	2,340,413
Steel Dynamics, Inc. 6.125% 8/15/19	1,780,000	1,944,650
		9,655,038
Super Retail - 0.2%
Best Buy Co., Inc. 5% 8/1/18	2,120,000	2,196,956
Technology - 6.3%
Activision Blizzard, Inc. 5.625% 9/15/21 (d)	1,390,000	1,482,088
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
ADT Corp.:
2.25% 7/15/17	$ 720,000	$ 712,800
4.125% 4/15/19	2,085,000	2,052,683
4.125% 6/15/23	715,000	643,500
6.25% 10/15/21 (d)	2,110,000	2,199,675
Advanced Micro Devices, Inc. 6.75% 3/1/19 (d)	1,860,000	1,929,750
BMC Software Finance, Inc. 8.125% 7/15/21 (d)	3,760,000	3,938,600
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (d)(g)	1,370,000	1,342,600
Brocade Communications Systems, Inc. 4.625% 1/15/23	2,210,000	2,116,075
First Data Corp.:
6.75% 11/1/20 (d)	3,640,000	3,885,700
7.375% 6/15/19 (d)	985,000	1,056,413
8.25% 1/15/21 (d)	1,140,000	1,228,350
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (d)(g)	400,000	402,000
Lucent Technologies, Inc.:
6.45% 3/15/29	4,815,000	4,610,363
6.5% 1/15/28	2,050,000	1,968,000
Micron Technology, Inc. 5.875% 2/15/22 (d)	655,000	691,025
Nuance Communications, Inc. 5.375% 8/15/20 (d)	5,475,000	5,516,063
NXP BV/NXP Funding LLC 3.75% 6/1/18 (d)	3,870,000	3,865,163
Sanmina-SCI Corp. 7% 5/15/19 (d)	3,790,000	3,998,450
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (d)	2,600,000	2,509,000
VeriSign, Inc. 4.625% 5/1/23	2,085,000	1,996,388
Viasystems, Inc. 7.875% 5/1/19 (d)	2,810,000	2,992,650
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	1,995,000	2,254,350
10.25% 7/15/19 (d)	175,000	197,750
13.375% 10/15/19	1,070,000	1,257,250
		54,846,686
Telecommunications - 7.7%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (d)	630,000	644,963
6.75% 11/15/20 (d)	2,115,000	2,220,750
8.875% 1/1/20 (d)	2,035,000	2,289,375
Altice Financing SA:
6.5% 1/15/22 (d)	390,000	408,525
7.875% 12/15/19 (d)	2,600,000	2,839,252
Altice Finco SA 9.875% 12/15/20 (d)	6,195,000	7,102,568
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Columbus International, Inc. 7.375% 3/30/21 (d)	$ 2,620,000	$ 2,737,900
Crown Castle International Corp. 4.875% 4/15/22	2,595,000	2,633,925
Digicel Group Ltd.:
6% 4/15/21 (d)	3,365,000	3,407,063
7% 2/15/20 (d)	200,000	208,250
7.125% 4/1/22 (d)	1,835,000	1,844,175
8.25% 9/1/17 (d)	3,535,000	3,667,739
8.25% 9/30/20 (d)	3,200,000	3,408,000
DigitalGlobe, Inc. 5.25% 2/1/21	5,920,000	5,772,000
FairPoint Communications, Inc. 8.75% 8/15/19 (d)	2,410,000	2,608,825
Intelsat Jackson Holdings SA 7.25% 4/1/19	2,505,000	2,683,481
Level 3 Financing, Inc. 3.8459% 1/15/18 (d)(g)	3,130,000	3,176,950
MasTec, Inc. 4.875% 3/15/23	1,680,000	1,621,200
Sprint Capital Corp.:
6.875% 11/15/28	730,000	720,875
8.75% 3/15/32	2,110,000	2,360,563
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	3,040,000	3,203,400
6.464% 4/28/19	3,610,000	3,826,600
TW Telecom Holdings, Inc.:
5.375% 10/1/22	1,815,000	1,842,225
6.375% 9/1/23	845,000	899,925
Wind Acquisition Finance SA:
7.25% 2/15/18 (d)	2,126,000	2,237,615
7.375% 4/23/21 (d)	2,230,000	2,296,900
		66,663,044
Textiles & Apparel - 0.3%
The William Carter Co. 5.25% 8/15/21 (d)	2,220,000	2,297,700
TOTAL NONCONVERTIBLE BONDS (Cost $722,874,904)		751,604,255
Common Stocks - 0.0%
Shares
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (a)(d) (Cost $864,258)	1	92,272
Bank Loan Obligations - 10.0%
	Principal Amount	Value
Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (g)	$ 533,663	$ 533,663
Chrysler Group LLC:
term loan 3.25% 12/31/18 (g)	1,085,000	1,074,150
Tranche B, term loan 3.5% 5/24/17 (g)	359,077	358,628
		1,966,441
Broadcasting - 0.9%
Clear Channel Communications, Inc. Tranche D, term loan 6.9003% 1/30/19 (g)	5,025,000	4,981,031
Nielsen Finance LLC:
Tranche B 1LN, term loan 2.402% 5/30/17 (g)	1,410,000	1,410,000
Tranche B 2LN, term loan 3.152% 4/15/21 (g)	870,000	870,000
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (g)	543,638	540,240
		7,801,271
Building Materials - 0.5%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (g)	1,710,000	1,682,213
Tranche 2LN, term loan 7.75% 4/1/22 (g)	340,000	341,700
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (g)	1,122,145	1,120,798
Nortek, Inc. Tranche B, term loan 10/30/20 (h)	1,150,000	1,147,125
		4,291,836
Cable TV - 0.1%
Numericable LLC:
Tranche B 1LN, term loan 4/23/20 (h)	731,850	730,935
Tranche B 2LN, term loan 4/23/20 (h)	633,150	632,359
		1,363,294
Containers - 0.6%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
4% 12/17/19 (g)	290,000	288,550
4.25% 12/17/19 (g)	94,763	94,289
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (g)	880,000	873,400
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (g)	518,700	518,700
Signode Packaging Systems, Inc. Tranche B, term loan 4/8/21 (h)	3,485,000	3,476,288
		5,251,227
Bank Loan Obligations - continued
	Principal Amount	Value
Diversified Financial Services - 0.6%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (g)	$ 1,320,000	$ 1,320,000
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (g)	2,025,000	2,073,094
TransUnion LLC Tranche B, term loan 4% 4/9/21 (g)	2,270,000	2,258,650
		5,651,744
Electric Utilities - 0.1%
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (g)	730,000	729,124
Energy - 0.9%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (g)	2,100,000	2,076,375
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (g)	3,445,000	3,548,350
Tranche B 1LN, term loan 3.875% 9/30/18 (g)	343,587	342,728
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (g)	205,000	203,975
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (g)	2,079,788	2,056,390
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (g)	144,638	144,999
		8,372,817
Food/Beverage/Tobacco - 0.1%
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (g)	260,000	256,750
Tranche B 1LN, term loan 4.2531% 2/18/21 (g)	518,700	516,755
		773,505
Gaming - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (h)	330,000	329,175
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (g)	199,001	203,230
5.5% 11/21/19 (g)	85,286	87,099
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (g)	568,575	565,021
		1,184,525
Healthcare - 0.9%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (g)	598,500	599,996
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (g)	2,110,000	2,107,363
Grifols, S.A. Tranche B, term loan 3.1503% 2/27/21 (g)	3,470,000	3,461,325
Bank Loan Obligations - continued
	Principal Amount	Value
Healthcare - continued
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (g)	$ 1,164,318	$ 1,158,497
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (g)	120,000	120,600
Tranche B 1LN, term loan 4.25% 1/28/21 (g)	205,000	202,950
		7,650,731
Hotels - 0.1%
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (g)	645,000	641,775
Insurance - 0.4%
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (g)	2,410,393	2,416,419
Tranche B 1LN, term loan 4.5% 11/30/19 (g)	867,541	863,203
		3,279,622
Leisure - 0.1%
Equinox Holdings, Inc. Tranche B 1LN, term loan 4.25% 2/1/20 (g)	638,313	635,122
Metals/Mining - 0.4%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (g)	1,397,975	1,389,238
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (g)	1,830,800	1,830,800
		3,220,038
Publishing/Printing - 0.5%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (g)	3,987,750	4,037,597
Restaurants - 0.6%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (g)	5,050,000	5,005,813
Services - 0.8%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (g)	415,000	409,813
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (g)	2,577,095	2,577,095
Garda World Security Corp.:
term loan 4% 11/8/20 (g)	2,288,755	2,283,033
Tranche DD, term loan 4% 11/8/20 (g)	585,495	584,032
Bank Loan Obligations - continued
	Principal Amount	Value
Services - continued
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (g)	$ 895,000	$ 881,575
Orbitz Worldwide, Inc. Tranche C, term loan 4.5% 4/15/21 (g)	435,000	435,544
		7,171,092
Shipping - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (g)	678,300	683,387
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (g)	560,000	562,800
Tranche B 1LN, term loan 4.5% 4/9/21 (g)	1,005,000	1,003,744
		1,566,544
Technology - 1.4%
Avago Technologies, Inc. Tranche B, term loan 4/16/21 (h)	1,980,000	1,989,900
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (g)	2,085,000	2,074,575
First Data Corp. term loan 4.1523% 3/24/18 (g)	1,110,000	1,104,450
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (g)	1,725,675	1,723,518
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (g)	483,788	480,788
NXP BV Tranche D, term loan 3.75% 1/11/20 (g)	2,079,550	2,063,953
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (g)	2,565,000	2,561,794
		11,998,978
Telecommunications - 0.4%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (g)	3,621,662	3,617,135
TOTAL BANK LOAN OBLIGATIONS (Cost $86,514,431)		86,893,618
Preferred Securities - 0.7%

Banks & Thrifts - 0.7%
Barclays Bank PLC 7.625% 11/21/22	4,405,000	5,151,812
Barclays PLC 8.25% (e)(g)	910,000	978,670
TOTAL PREFERRED SECURITIES (Cost $5,371,020)		6,130,482
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $33,915,039)	33,915,039	$ 33,915,039
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $849,539,652)		878,635,666
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(9,948,888)
NET ASSETS - 100%		$ 868,686,778
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $356,108,410 or 41.0% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,946
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 92,272	$ -	$ -	$ 92,272
Corporate Bonds	751,604,255	-	751,604,255	-
Bank Loan Obligations	86,893,618	-	86,893,618	-
Preferred Securities	6,130,482	-	6,130,482	-
Money Market Funds	33,915,039	33,915,039	-	-
Total Investments in Securities:	$ 878,635,666	$ 33,915,039	$ 844,628,355	$ 92,272
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.2%
Luxembourg	5.7%
Canada	3.0%
Bermuda	2.7%
Netherlands	2.0%
Cayman Islands	1.4%
Austria	1.3%
Marshall Islands	1.2%
United Kingdom	1.2%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $815,624,613)	$ 844,720,627
Fidelity Central Funds (cost $33,915,039)	33,915,039
Total Investments (cost $849,539,652)		$ 878,635,666
Cash		2,847,823
Receivable for investments sold		6,010,553
Receivable for fund shares sold		516,522
Interest receivable		12,576,637
Distributions receivable from Fidelity Central Funds		2,603
Prepaid expenses		592
Receivable from investment adviser for expense reductions		10,268
Total assets		900,600,664

Liabilities
Payable for investments purchased Regular delivery	$ 22,021,850
Delayed delivery	6,908,119
Payable for fund shares redeemed	1,541,217
Distributions payable	643,270
Accrued management fee	405,026
Distribution and service plan fees payable	187,341
Other affiliated payables	170,637
Other payables and accrued expenses	36,426
Total liabilities		31,913,886

Net Assets		$ 868,686,778
Net Assets consist of:
Paid in capital		$ 828,078,784
Undistributed net investment income		11,761,583
Accumulated undistributed net realized gain (loss) on investments		(249,603)
Net unrealized appreciation (depreciation) on investments		29,096,014
Net Assets		$ 868,686,778

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($272,573,472 ÷ 32,105,806 shares)	$ 8.49

Maximum offering price per share (100/96.00 of $8.49)	$ 8.84
Class T: Net Asset Value and redemption price per share ($90,607,252 ÷ 10,693,179 shares)	$ 8.47

Maximum offering price per share (100/96.00 of $8.47)	$ 8.82
Class B: Net Asset Value and offering price per share ($11,219,938 ÷ 1,325,680 shares)A	$ 8.46

Class C: Net Asset Value and offering price per share ($123,998,538 ÷ 14,647,538 shares)A	$ 8.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($370,287,578 ÷ 43,537,860 shares)	$ 8.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 112,625
Interest		26,243,544
Income from Fidelity Central Funds		11,946
Total income		26,368,115

Expenses
Management fee	$ 2,403,952
Transfer agent fees	866,895
Distribution and service plan fees	1,124,696
Accounting fees and expenses	157,368
Custodian fees and expenses	9,332
Independent trustees' compensation	1,687
Registration fees	42,379
Audit	34,777
Legal	3,361
Miscellaneous	3,436
Total expenses before reductions	4,647,883
Expense reductions	(51,644)	4,596,239
Net investment income (loss)		21,771,876
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,582,961
Change in net unrealized appreciation (depreciation) on investment securities		(327,577)
Net gain (loss)		10,255,384
Net increase (decrease) in net assets resulting from operations		$ 32,027,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,771,876	$ 50,536,768
Net realized gain (loss)	10,582,961	36,587,680
Change in net unrealized appreciation (depreciation)	(327,577)	(24,249,415)
Net increase (decrease) in net assets resulting from operations	32,027,260	62,875,033
Distributions to shareholders from net investment income	(21,668,494)	(48,912,015)
Distributions to shareholders from net realized gain	(37,717,722)	(10,710,125)
Total distributions	(59,386,216)	(59,622,140)
Share transactions - net increase (decrease)	25,986,628	(160,938,070)
Redemption fees	22,658	74,188
Total increase (decrease) in net assets	(1,349,670)	(157,610,989)

Net Assets
Beginning of period	870,036,448	1,027,647,437
End of period (including undistributed net investment income of $11,761,583 and undistributed net investment income of $11,658,201, respectively)	$ 868,686,778	$ 870,036,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.73	$ 8.38	$ 8.59	$ 7.87	$ 6.48
Income from Investment Operations
Net investment income (loss) E	.218	.473	.539	.581	.637	.625
Net realized and unrealized gain (loss)	.105	.117	.411	(.204)	.673	1.318
Total from investment operations	.323	.590	.950	.377	1.310	1.943
Distributions from net investment income	(.217)	(.457)	(.551)	(.589)	(.591)	(.556)
Distributions from net realized gain	(.386)	(.094)	(.050)	-	-	-
Total distributions	(.603)	(.551)	(.601)	(.589)	(.591)	(.556)
Redemption fees added to paid in capital E	- H	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.49	$ 8.77	$ 8.73	$ 8.38	$ 8.59	$ 7.87
Total Return B, C, D	3.89%	6.99%	11.84%	4.53%	17.33%	31.69%
Ratios to Average Net Assets F, I
Expenses before reductions	1.04% A	1.03%	1.03%	1.04%	1.06%	1.09%
Expenses net of fee waivers, if any	1.04% A	1.03%	1.03%	1.04%	1.06%	1.09%
Expenses net of all reductions	1.04% A	1.03%	1.03%	1.04%	1.06%	1.08%
Net investment income (loss)	5.18% A	5.40%	6.35%	6.82%	7.81%	8.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 272,573	$ 280,769	$ 331,436	$ 264,110	$ 278,577	$ 282,936
Portfolio turnover rate G	84% A	76%	48%	75%	79%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than $.001 per share. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 8.72	$ 8.37	$ 8.57	$ 7.86	$ 6.48
Income from Investment Operations
Net investment income (loss) E	.217	.469	.536	.578	.633	.622
Net realized and unrealized gain (loss)	.095	.119	.411	(.193)	.665	1.310
Total from investment operations	.312	.588	.947	.385	1.298	1.932
Distributions from net investment income	(.216)	(.455)	(.548)	(.587)	(.589)	(.555)
Distributions from net realized gain	(.386)	(.094)	(.050)	-	-	-
Total distributions	(.602)	(.549)	(.598)	(.587)	(.589)	(.555)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.47	$ 8.76	$ 8.72	$ 8.37	$ 8.57	$ 7.86
Total Return B, C, D	3.76%	6.97%	11.83%	4.63%	17.17%	31.52%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.05%	1.06%	1.07%	1.11%	1.16%
Expenses net of fee waivers, if any	1.06% A	1.05%	1.06%	1.07%	1.10%	1.10%
Expenses net of all reductions	1.06% A	1.05%	1.06%	1.07%	1.10%	1.10%
Net investment income (loss)	5.15% A	5.38%	6.32%	6.79%	7.78%	8.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,607	$ 90,901	$ 105,518	$ 92,746	$ 119,576	$ 111,601
Portfolio turnover rate G	84% A	76%	48%	75%	79%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.71	$ 8.36	$ 8.57	$ 7.85	$ 6.47
Income from Investment Operations
Net investment income (loss) E	.188	.408	.477	.521	.579	.571
Net realized and unrealized gain (loss)	.095	.119	.412	(.204)	.676	1.317
Total from investment operations	.283	.527	.889	.317	1.255	1.888
Distributions from net investment income	(.187)	(.394)	(.490)	(.529)	(.536)	(.511)
Distributions from net realized gain	(.386)	(.094)	(.050)	-	-	-
Total distributions	(.573)	(.488)	(.540)	(.529)	(.536)	(.511)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.46	$ 8.75	$ 8.71	$ 8.36	$ 8.57	$ 7.85
Total Return B, C, D	3.41%	6.24%	11.08%	3.81%	16.58%	30.73%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.75%	1.76%	1.77%	1.80%	1.81%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	4.46% A	4.68%	5.64%	6.11%	7.13%	8.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,220	$ 13,176	$ 17,309	$ 19,647	$ 29,065	$ 32,894
Portfolio turnover rate G	84% A	76%	48%	75%	79%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.71	$ 8.36	$ 8.57	$ 7.85	$ 6.47
Income from Investment Operations
Net investment income (loss) E	.185	.405	.474	.516	.575	.572
Net realized and unrealized gain (loss)	.106	.119	.412	(.202)	.675	1.309
Total from investment operations	.291	.524	.886	.314	1.250	1.881
Distributions from net investment income	(.185)	(.391)	(.487)	(.526)	(.531)	(.504)
Distributions from net realized gain	(.386)	(.094)	(.050)	-	-	-
Total distributions	(.571)	(.485)	(.537)	(.526)	(.531)	(.504)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.47	$ 8.75	$ 8.71	$ 8.36	$ 8.57	$ 7.85
Total Return B, C, D	3.50%	6.20%	11.03%	3.77%	16.51%	30.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.79%	1.79%	1.79%	1.81%	1.85%
Expenses net of fee waivers, if any	1.81% A	1.79%	1.79%	1.79%	1.81%	1.85%
Expenses net of all reductions	1.81% A	1.79%	1.79%	1.79%	1.81%	1.85%
Net investment income (loss)	4.40% A	4.64%	5.60%	6.08%	7.07%	8.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,999	$ 126,952	$ 149,591	$ 120,710	$ 121,796	$ 98,361
Portfolio turnover rate G	84% A	76%	48%	75%	79%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 8.75	$ 8.40	$ 8.60	$ 7.88	$ 6.49
Income from Investment Operations
Net investment income (loss) D	.226	.489	.556	.598	.655	.637
Net realized and unrealized gain (loss)	.095	.116	.409	(.195)	.673	1.323
Total from investment operations	.321	.605	.965	.403	1.328	1.960
Distributions from net investment income	(.225)	(.472)	(.566)	(.605)	(.609)	(.573)
Distributions from net realized gain	(.386)	(.094)	(.050)	-	-	-
Total distributions	(.611)	(.566)	(.616)	(.605)	(.609)	(.573)
Redemption fees added to paid in capital D	- H	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.50	$ 8.79	$ 8.75	$ 8.40	$ 8.60	$ 7.88
Total Return B, C	3.85%	7.16%	12.02%	4.85%	17.55%	31.95%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	.87%	.88%	.88%	.89%	.90%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.85%	.85%
Net investment income (loss)	5.36% A	5.58%	6.54%	7.01%	8.03%	9.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,288	$ 358,238	$ 423,792	$ 311,790	$ 329,601	$ 251,945
Portfolio turnover rate F	84% A	76%	48%	75%	79%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,029,045
Gross unrealized depreciation	(4,025,334)
Net unrealized appreciation (depreciation) on securities and other investments	$ 30,003,711

Tax cost	$ 848,631,955

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $346,879,817 and $348,595,922, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 337,832	$ 9,732
Class T	-%	.25%	112,705	1,471
Class B	.65%	.25%	54,770	39,771
Class C	.75%	.25%	619,389	71,525
			$ 1,124,696	$ 122,499

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,788
Class T	261
Class B*	7,442
Class C*	4,113
$ 26,604

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 214,290.16
Class T	81,268.18
Class B	13,118.22
Class C	106,720.17
Institutional Class	451,499.25
	$ 866,895

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $795 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.75%	$ 56
Institutional Class	.85%	51,311
		$ 51,367

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $277.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 6,902,033	$ 16,314,142
Class T	2,297,438	5,161,023
Class B	269,749	691,999
Class C	2,701,722	6,288,608
Institutional Class	9,497,552	20,456,243
Total	$ 21,668,494	$ 48,912,015
From net realized gain
Class A	$ 11,887,120	$ 3,483,705
Class T	3,964,314	1,140,878
Class B	562,903	184,860
Class C	5,549,372	1,602,754
Institutional Class	15,754,013	4,297,928
Total	$ 37,717,722	$ 10,710,125

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	4,151,143	7,091,246	$ 35,292,055	$ 62,129,968
Reinvestment of distributions	1,850,862	1,758,588	15,577,430	15,357,657
Shares redeemed	(5,899,900)	(14,804,694)	(50,433,084)	(129,032,339)
Net increase (decrease)	102,105	(5,954,860)	$ 436,401	$ (51,544,714)
Class T
Shares sold	713,041	1,497,548	$ 6,034,919	$ 13,070,279
Reinvestment of distributions	657,326	583,493	5,521,348	5,087,202
Shares redeemed	(1,056,909)	(3,805,963)	(8,976,036)	(33,189,003)
Net increase (decrease)	313,458	(1,724,922)	$ 2,580,231	$ (15,031,522)
Class B
Shares sold	56,043	88,671	$ 473,659	$ 772,890
Reinvestment of distributions	78,236	75,832	656,356	660,444
Shares redeemed	(314,767)	(645,956)	(2,667,805)	(5,631,561)
Net increase (decrease)	(180,488)	(481,453)	$ (1,537,790)	$ (4,198,227)
Class C
Shares sold	1,224,396	2,788,587	$ 10,364,687	$ 24,348,512
Reinvestment of distributions	813,312	705,870	6,823,779	6,148,005
Shares redeemed	(1,899,225)	(6,159,803)	(16,087,647)	(53,679,905)
Net increase (decrease)	138,483	(2,665,346)	$ 1,100,819	$ (23,183,388)
Institutional Class
Shares sold	6,743,209	7,283,471	$ 57,690,993	$ 63,781,595
Reinvestment of distributions	2,652,624	2,604,592	22,374,657	22,781,805
Shares redeemed	(6,621,424)	(17,581,432)	(56,658,683)	(153,543,619)
Net increase (decrease)	2,774,409	(7,693,369)	$ 23,406,967	$ (66,980,219)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AHII-USAN-0614
1.784885.111

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.04%
Actual		$ 1,000.00	$ 1,038.90	$ 5.26
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Class T	1.06%
Actual		$ 1,000.00	$ 1,037.60	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Class B	1.75%
Actual		$ 1,000.00	$ 1,034.10	$ 8.83
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.81%
Actual		$ 1,000.00	$ 1,035.00	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,038.50	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Clear Channel Communications, Inc.	1.8	0.4
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	1.6	1.5
Tenet Healthcare Corp.	1.6	0.6
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.6	1.7
Digicel Group Ltd.	1.4	1.0
	8.0
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	13.2	13.9
Telecommunications	8.1	7.6
Technology	7.7	8.4
Diversified Financial Services	6.4	5.5
Healthcare	6.4	4.9
Quality Diversification (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
BBB 1.3%	BBB 0.8%
BB 35.1%	BB 35.6%
B 43.2%	B 44.6%
CCC,CC,C 16.2%	CCC,CC,C 14.7%
Not Rated 1.4%	Not Rated 0.4%
Other Investments 0.0%	Other Investments 0.1%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Nonconvertible Bonds 86.5%		Nonconvertible Bonds 93.2%
	Common Stocks 0.0%		Common Stocks 0.1%
	Bank Loan Obligations 10.0%		Bank Loan Obligations 2.5%
	Other Investments 0.7%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.8%		Short-Term Investments and Net Other Assets (Liabilities) 3.8%
* Foreign investments	22.8%	** Foreign investments	21.6%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.5%
	Principal Amount	Value
Aerospace - 0.9%
GenCorp, Inc. 7.125% 3/15/21	$ 580,000	$ 629,300
TransDigm, Inc.:
5.5% 10/15/20	3,965,000	4,004,650
7.5% 7/15/21	1,855,000	2,040,500
Triumph Group, Inc. 4.875% 4/1/21	1,420,000	1,398,700
		8,073,150
Air Transportation - 3.7%
Air Canada:
6.625% 5/15/18 (d)	3,205,000	3,323,265
7.75% 4/15/21 (d)	1,400,000	1,426,250
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	305,774	313,418
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,143,457	1,314,975
6.125% 4/29/18 (d)	345,000	367,425
6.25% 10/11/21	2,044,423	2,223,310
9.25% 5/10/17	1,301,543	1,470,743
Delta Air Lines, Inc. pass-thru trust certificates:
Series 2012-1B Class B, 6.875% 5/7/19 (d)	2,543,987	2,792,026
6.375% 7/2/17 (d)	1,375,000	1,474,688
6.75% 5/23/17	1,375,000	1,474,688
8.021% 8/10/22	1,101,948	1,278,259
8.954% 8/10/14	847,500	862,332
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	329,912	361,682
U.S. Airways Group, Inc. 6.125% 6/1/18	1,950,000	2,052,375
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	2,215,000	2,275,913
Series 2013-1 Class B, 5.375% 5/15/23	450,000	461,250
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	939,309	1,023,847
9.75% 1/15/17	1,006,633	1,157,628
12% 1/15/16 (d)	269,269	304,274
United Continental Holdings, Inc.:
6% 12/1/20	2,635,000	2,733,813
6% 7/15/26	1,700,000	1,627,750
6% 7/15/28	1,705,000	1,594,175
6.375% 6/1/18	185,000	199,338
		32,113,424
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - 2.9%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	$ 335,000	$ 350,913
6.25% 3/15/21	2,970,000	3,140,775
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19 (d)	2,500,000	2,737,500
Dana Holding Corp.:
5.375% 9/15/21	690,000	712,425
6% 9/15/23	690,000	726,225
6.5% 2/15/19	985,000	1,046,563
6.75% 2/15/21	1,210,000	1,311,338
General Motors Co. 3.5% 10/2/18 (d)	3,645,000	3,722,456
General Motors Financial Co., Inc.:
3.25% 5/15/18	4,350,000	4,393,500
4.75% 8/15/17	2,285,000	2,444,950
Jaguar Land Rover PLC 4.125% 12/15/18 (d)	1,515,000	1,564,238
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (d)(g)	2,965,000	3,146,606
		25,297,489
Banks & Thrifts - 0.6%
Ally Financial, Inc.:
2.75% 1/30/17	1,715,000	1,736,438
4.75% 9/10/18	1,315,000	1,393,900
Royal Bank of Scotland Group PLC 6% 12/19/23	215,000	224,604
Synovus Financial Corp.:
5.125% 6/15/17	475,000	499,938
7.875% 2/15/19	990,000	1,131,075
		4,985,955
Broadcasting - 2.0%
AMC Networks, Inc. 4.75% 12/15/22	1,355,000	1,351,613
CCU Escrow Corp. 10% 1/15/18 (d)	3,000,000	2,932,500
Clear Channel Communications, Inc.:
4.9% 5/15/15	1,535,000	1,592,563
5.5% 12/15/16	8,420,000	8,251,600
9% 12/15/19	1,230,000	1,309,950
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,135,000	2,212,394
		17,650,620
Building Materials - 2.7%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	2,385,000	2,581,763
6.875% 8/15/18 (d)	2,715,000	2,833,781
Building Materials Holding Corp. 9% 9/15/18 (d)	2,790,000	3,034,125
CEMEX Finance LLC 6% 4/1/24 (d)	1,190,000	1,193,630
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
CEMEX S.A.B. de CV 6.5% 12/10/19 (d)	$ 750,000	$ 787,500
HD Supply, Inc. 7.5% 7/15/20	2,910,000	3,150,075
Headwaters, Inc.:
7.25% 1/15/19 (d)	520,000	547,300
7.625% 4/1/19	2,175,000	2,338,125
Masco Corp. 5.95% 3/15/22	3,400,000	3,706,000
Ply Gem Industries, Inc. 6.5% 2/1/22 (d)	780,000	780,000
Texas Industries, Inc. 9.25% 8/15/20	1,390,000	1,591,550
U.S. Concrete, Inc. 8.5% 12/1/18 (d)	665,000	723,188
		23,267,037
Cable TV - 3.3%
Altice S.A. 7.75% 5/15/22 (d)(f)	1,380,000	1,438,650
Cablevision Systems Corp. 7.75% 4/15/18	530,000	600,888
CCO Holdings LLC/CCO Holdings Capital Corp. 7% 1/15/19	3,470,000	3,665,188
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	2,255,000	2,362,113
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (d)	2,690,000	2,622,750
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	450,000	452,250
DISH DBS Corp. 4.25% 4/1/18	1,100,000	1,149,500
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	1,865,000	2,098,125
Numericable Group SA:
4.875% 5/15/19 (d)(f)	1,430,000	1,444,300
6% 5/15/22 (d)(f)	2,475,000	2,533,781
6.25% 5/15/24 (d)(f)	490,000	501,638
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (d)	1,600,000	1,696,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (d)	1,115,000	1,126,150
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	2,545,000	2,805,863
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	3,930,000	4,205,100
		28,702,296
Capital Goods - 0.5%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (d)	3,615,000	3,967,463
Chemicals - 2.7%
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	1,892,000	2,043,360
LSB Industries, Inc. 7.75% 8/1/19 (d)	1,085,000	1,160,950
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	3,740,000	3,861,550
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (d)	$ 635,000	$ 625,475
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,870,000	1,916,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	8,925,000	9,505,125
Tronox Finance LLC 6.375% 8/15/20	4,605,000	4,697,100
		23,810,310
Consumer Products - 0.3%
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)	2,510,000	2,371,950
Containers - 3.0%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	3,630,000	3,847,800
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (d)	500,000	521,250
6.75% 1/31/21 (d)	580,000	604,650
7% 11/15/20 (d)	105,000	109,463
7.375% 10/15/17 (d)	235,000	248,806
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (d)	1,085,000	1,108,056
6% 6/15/17 (d)	1,415,000	1,457,450
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (d)(g)	1,359,150	1,427,108
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	2,645,000	2,525,975
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	6,155,000	6,401,200
7.875% 8/15/19	1,945,000	2,134,638
8.5% 5/15/18 (c)	870,000	909,150
9.875% 8/15/19	4,065,000	4,512,150
		25,807,696
Diversified Financial Services - 5.8%
Aircastle Ltd.:
4.625% 12/15/18	710,000	726,863
5.125% 3/15/21	1,535,000	1,542,675
6.25% 12/1/19	1,175,000	1,266,063
6.75% 4/15/17	1,375,000	1,540,000
CIT Group, Inc.:
3.875% 2/19/19	1,390,000	1,405,638
5.25% 3/15/18	2,120,000	2,273,700
5.5% 2/15/19 (d)	4,000,000	4,310,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
CIT Group, Inc.: - continued
6.625% 4/1/18 (d)	$ 2,045,000	$ 2,282,731
FLY Leasing Ltd. 6.75% 12/15/20	2,290,000	2,395,913
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (d)	985,000	992,388
4.875% 3/15/19 (d)	3,120,000	3,162,900
5.875% 2/1/22 (d)	3,970,000	4,029,550
6% 8/1/20 (d)	4,635,000	4,889,925
ILFC E-Capital Trust I 5.46% 12/21/65 (d)(g)	1,745,000	1,657,750
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(g)	3,100,000	2,999,250
International Lease Finance Corp.:
5.875% 4/1/19	1,025,000	1,112,125
5.875% 8/15/22	2,550,000	2,690,250
6.25% 5/15/19	1,485,000	1,639,069
SLM Corp.:
4.875% 6/17/19	4,765,000	4,902,013
5.5% 1/15/19	2,080,000	2,187,120
8% 3/25/20	1,020,000	1,178,100
8.45% 6/15/18	1,015,000	1,196,431
		50,380,454
Diversified Media - 1.2%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	1,810,000	1,927,650
6.5% 11/15/22	3,425,000	3,664,750
MDC Partners, Inc. 6.75% 4/1/20 (d)	1,075,000	1,136,813
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	1,725,000	1,737,938
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)	2,280,000	2,376,900
		10,844,051
Electric Utilities - 3.1%
Atlantic Power Corp. 9% 11/15/18	3,340,000	3,523,700
NRG Energy, Inc.:
6.25% 7/15/22 (d)	2,105,000	2,176,044
6.25% 5/1/24 (d)	2,590,000	2,599,713
NSG Holdings II, LLC 7.75% 12/15/25 (d)	9,460,000	10,122,158
The AES Corp.:
4.875% 5/15/23	1,120,000	1,072,400
7.375% 7/1/21	6,775,000	7,757,375
		27,251,390
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 12.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	$ 1,405,000	$ 1,422,563
4.875% 3/15/24	555,000	552,225
Approach Resources, Inc. 7% 6/15/21	3,645,000	3,781,688
Basic Energy Services, Inc. 7.75% 2/15/19	350,000	374,500
Chesapeake Energy Corp.:
3.4677% 4/15/19 (g)	1,425,000	1,439,250
4.875% 4/15/22	1,425,000	1,426,781
6.125% 2/15/21	3,270,000	3,580,650
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,030,000	1,096,950
6.125% 7/15/22	2,375,000	2,567,969
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (d)	690,000	721,050
7.75% 4/1/19	940,000	1,017,550
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,520,000	1,596,000
Denbury Resources, Inc.:
5.5% 5/1/22	2,145,000	2,169,131
6.375% 8/15/21	1,555,000	1,667,738
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)	5,275,000	5,565,125
Energy Partners Ltd. 8.25% 2/15/18	2,645,000	2,856,600
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	2,635,000	2,934,731
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,130,000	1,213,338
9.375% 5/1/20	4,570,000	5,266,925
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	4,568,000	4,773,560
Exterran Holdings, Inc. 7.25% 12/1/18	3,260,000	3,451,525
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	2,755,000	2,755,000
6% 10/1/22 (d)	965,000	960,175
Forbes Energy Services Ltd. 9% 6/15/19	3,200,000	3,272,000
Gibson Energy, Inc. 6.75% 7/15/21 (d)	2,310,000	2,494,800
Hornbeck Offshore Services, Inc.:
5% 3/1/21	1,195,000	1,159,150
5.875% 4/1/20	780,000	811,200
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,695,000	2,890,388
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Offshore Group Investment Ltd.:
7.125% 4/1/23	$ 1,200,000	$ 1,182,000
7.5% 11/1/19	5,035,000	5,236,400
Oil States International, Inc. 6.5% 6/1/19	1,665,000	1,750,331
Pacific Drilling SA 5.375% 6/1/20 (d)	2,985,000	2,902,913
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (d)	3,045,000	3,182,025
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	2,040,000	2,193,000
Precision Drilling Corp. 6.625% 11/15/20	1,760,000	1,892,000
Rice Energy, Inc. 6.25% 5/1/22 (d)	2,345,000	2,347,931
Samson Investment Co. 10.75% 2/15/20 (d)	6,275,000	6,620,125
SemGroup Corp. 7.5% 6/15/21	2,355,000	2,555,175
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)	1,535,000	1,435,225
5.25% 5/1/23	1,635,000	1,635,000
6.375% 8/1/22	354,000	378,780
6.875% 2/1/21	1,955,000	2,096,738
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	545,000	576,338
Western Refining, Inc. 6.25% 4/1/21	3,575,000	3,718,000
Whiting Petroleum Corp. 5% 3/15/19	2,935,000	3,089,088
		106,609,631
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)	675,000	703,688
Environmental - 1.1%
ADS Waste Holdings, Inc. 8.25% 10/1/20	3,345,000	3,625,144
Clean Harbors, Inc.:
5.125% 6/1/21	270,000	273,038
5.25% 8/1/20	1,715,000	1,757,875
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	2,918,000	3,093,080
Tervita Corp.:
9.75% 11/1/19 (d)	260,000	235,300
10.875% 2/15/18 (d)	400,000	384,000
		9,368,437
Food & Drug Retail - 0.7%
JBS Investments GmbH:
7.25% 4/3/24 (d)	995,000	1,001,666
7.75% 10/28/20 (d)	2,200,000	2,340,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Food & Drug Retail - continued
Minerva Luxmbourg SA 7.75% 1/31/23 (d)	$ 425,000	$ 437,219
SUPERVALU, Inc. 6.75% 6/1/21	2,585,000	2,623,775
		6,402,910
Food/Beverage/Tobacco - 2.3%
DS Waters of America, Inc. 10% 9/1/21 (d)	940,000	1,043,400
ESAL GmbH 6.25% 2/5/23 (d)	6,595,000	6,298,225
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)	2,050,000	2,214,000
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)	3,655,000	3,602,003
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (d)	1,850,000	1,995,688
8.25% 2/1/20 (d)	4,220,000	4,618,790
		19,772,106
Gaming - 2.4%
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (d)	1,555,000	1,551,113
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)	1,020,000	1,055,700
5.375% 11/1/23 (d)	770,000	793,100
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (d)	4,475,000	4,598,063
MCE Finance Ltd. 5% 2/15/21 (d)	2,630,000	2,623,425
MGM Mirage, Inc.:
8.625% 2/1/19	1,785,000	2,130,844
11.375% 3/1/18	1,655,000	2,147,363
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (d)	1,740,000	1,809,600
11% 10/1/21 (d)	1,735,000	1,804,400
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)	940,000	937,650
Wynn Macau Ltd. 5.25% 10/15/21 (d)	1,080,000	1,096,200
		20,547,458
Healthcare - 5.5%
Community Health Systems, Inc.:
5.125% 8/15/18	2,260,000	2,375,825
5.125% 8/1/21 (d)	620,000	632,400
6.875% 2/1/22 (d)	1,245,000	1,290,131
8% 11/15/19	3,950,000	4,320,313
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	950,000	997,500
8.75% 3/15/18	110,000	119,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
DJO Finance LLC/DJO Finance Corp.: - continued
9.875% 4/15/18	$ 1,555,000	$ 1,694,950
Emergency Medical Services Corp. 8.125% 6/1/19	2,673,000	2,840,063
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (d)	1,625,000	1,767,188
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (d)	1,235,000	1,253,525
HCA Holdings, Inc.:
3.75% 3/15/19	2,095,000	2,110,713
5% 3/15/24	1,295,000	1,285,288
HealthSouth Corp. 7.25% 10/1/18	2,479,000	2,615,345
MPH Acquisition Holdings LLC 6.625% 4/1/22 (d)	435,000	450,225
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,780,000	1,935,750
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	2,530,000	2,650,175
Tenet Healthcare Corp.:
5% 3/1/19 (d)	765,000	766,913
6% 10/1/20 (d)	6,250,000	6,562,500
8.125% 4/1/22	5,670,000	6,293,700
Valeant Pharmaceuticals International:
6.75% 8/15/18 (d)	2,800,000	3,031,000
6.875% 12/1/18 (d)	3,015,000	3,180,825
		48,173,679
Homebuilders/Real Estate - 3.9%
CBRE Group, Inc. 6.625% 10/15/20	670,000	711,875
D.R. Horton, Inc.:
3.625% 2/15/18	2,335,000	2,370,025
3.75% 3/1/19	1,390,000	1,386,525
4.375% 9/15/22	3,175,000	3,131,344
4.75% 5/15/17	605,000	640,544
Howard Hughes Corp. 6.875% 10/1/21 (d)	1,725,000	1,854,375
KB Home 4.75% 5/15/19	1,745,000	1,740,638
Lennar Corp.:
4.125% 12/1/18	2,335,000	2,358,350
4.5% 6/15/19	1,815,000	1,835,419
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.5% 4/15/19 (d)	1,070,000	1,075,350
Standard Pacific Corp.:
8.375% 5/15/18	8,550,000	10,089,000
10.75% 9/15/16	1,650,000	1,971,750
Toll Brothers Finance Corp.:
4% 12/31/18	1,930,000	1,971,013
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Toll Brothers Finance Corp.: - continued
4.375% 4/15/23	$ 2,600,000	$ 2,522,000
William Lyon Homes, Inc. 5.75% 4/15/19 (d)	350,000	357,000
		34,015,208
Hotels - 0.3%
Playa Resorts Holding BV 8% 8/15/20 (d)	2,379,000	2,569,320
Leisure - 1.2%
NCL Corp. Ltd. 5% 2/15/18	3,650,000	3,768,625
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	4,025,000	4,105,500
7.5% 10/15/27	1,925,000	2,165,625
		10,039,750
Metals/Mining - 1.5%
CONSOL Energy, Inc.:
5.875% 4/15/22 (d)	2,140,000	2,204,200
8.25% 4/1/20	1,765,000	1,921,644
Imperial Metals Corp. 7% 3/15/19 (d)	175,000	178,368
New Gold, Inc. 6.25% 11/15/22 (d)	3,665,000	3,756,625
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (d)	1,825,000	1,898,000
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (d)(f)	1,555,000	1,570,550
Walter Energy, Inc. 8.5% 4/15/21	2,380,000	1,416,100
		12,945,487
Paper - 0.2%
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	1,630,000	1,815,413
Publishing/Printing - 0.9%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 10% 4/1/21 (d)	4,890,000	5,599,050
R.R. Donnelley & Sons Co. 7% 2/15/22	700,000	770,000
Time, Inc. 5.75% 4/15/22 (d)	1,820,000	1,815,450
		8,184,500
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	2,685,000	3,067,613
Services - 3.7%
APX Group, Inc.:
6.375% 12/1/19	4,700,000	4,782,250
8.75% 12/1/20	4,505,000	4,595,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Audatex North America, Inc. 6% 6/15/21 (d)	$ 2,760,000	$ 2,960,100
Bankrate, Inc. 6.125% 8/15/18 (d)	1,595,000	1,694,688
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (d)	1,305,000	1,396,350
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (d)	2,650,000	2,809,000
FTI Consulting, Inc. 6.75% 10/1/20	2,560,000	2,755,200
Garda World Security Corp.:
7.25% 11/15/21 (d)	150,000	158,063
7.25% 11/15/21 (d)	390,000	410,963
Hertz Corp.:
4.25% 4/1/18	2,005,000	2,070,163
6.25% 10/15/22	2,050,000	2,193,500
The Geo Group, Inc. 5.875% 1/15/22	2,720,000	2,801,600
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (g)	2,975,000	3,108,875
		31,735,852
Shipping - 1.8%
Aguila 3 SA 7.875% 1/31/18 (d)	4,355,000	4,610,856
CEVA Group PLC:
4% 5/1/18 (d)	1,770,000	1,654,950
7% 3/1/21 (d)	270,000	277,088
9% 9/1/21 (d)	410,000	421,275
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (d)	2,290,000	2,387,325
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)	4,270,000	4,312,700
8.125% 2/15/19	930,000	943,950
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (d)	860,000	862,350
		15,470,494
Steel - 1.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	4,360,000	4,403,600
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	900,000	966,375
11.25% 10/15/18	2,085,000	2,340,413
Steel Dynamics, Inc. 6.125% 8/15/19	1,780,000	1,944,650
		9,655,038
Super Retail - 0.2%
Best Buy Co., Inc. 5% 8/1/18	2,120,000	2,196,956
Technology - 6.3%
Activision Blizzard, Inc. 5.625% 9/15/21 (d)	1,390,000	1,482,088
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
ADT Corp.:
2.25% 7/15/17	$ 720,000	$ 712,800
4.125% 4/15/19	2,085,000	2,052,683
4.125% 6/15/23	715,000	643,500
6.25% 10/15/21 (d)	2,110,000	2,199,675
Advanced Micro Devices, Inc. 6.75% 3/1/19 (d)	1,860,000	1,929,750
BMC Software Finance, Inc. 8.125% 7/15/21 (d)	3,760,000	3,938,600
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (d)(g)	1,370,000	1,342,600
Brocade Communications Systems, Inc. 4.625% 1/15/23	2,210,000	2,116,075
First Data Corp.:
6.75% 11/1/20 (d)	3,640,000	3,885,700
7.375% 6/15/19 (d)	985,000	1,056,413
8.25% 1/15/21 (d)	1,140,000	1,228,350
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (d)(g)	400,000	402,000
Lucent Technologies, Inc.:
6.45% 3/15/29	4,815,000	4,610,363
6.5% 1/15/28	2,050,000	1,968,000
Micron Technology, Inc. 5.875% 2/15/22 (d)	655,000	691,025
Nuance Communications, Inc. 5.375% 8/15/20 (d)	5,475,000	5,516,063
NXP BV/NXP Funding LLC 3.75% 6/1/18 (d)	3,870,000	3,865,163
Sanmina-SCI Corp. 7% 5/15/19 (d)	3,790,000	3,998,450
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (d)	2,600,000	2,509,000
VeriSign, Inc. 4.625% 5/1/23	2,085,000	1,996,388
Viasystems, Inc. 7.875% 5/1/19 (d)	2,810,000	2,992,650
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	1,995,000	2,254,350
10.25% 7/15/19 (d)	175,000	197,750
13.375% 10/15/19	1,070,000	1,257,250
		54,846,686
Telecommunications - 7.7%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (d)	630,000	644,963
6.75% 11/15/20 (d)	2,115,000	2,220,750
8.875% 1/1/20 (d)	2,035,000	2,289,375
Altice Financing SA:
6.5% 1/15/22 (d)	390,000	408,525
7.875% 12/15/19 (d)	2,600,000	2,839,252
Altice Finco SA 9.875% 12/15/20 (d)	6,195,000	7,102,568
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Columbus International, Inc. 7.375% 3/30/21 (d)	$ 2,620,000	$ 2,737,900
Crown Castle International Corp. 4.875% 4/15/22	2,595,000	2,633,925
Digicel Group Ltd.:
6% 4/15/21 (d)	3,365,000	3,407,063
7% 2/15/20 (d)	200,000	208,250
7.125% 4/1/22 (d)	1,835,000	1,844,175
8.25% 9/1/17 (d)	3,535,000	3,667,739
8.25% 9/30/20 (d)	3,200,000	3,408,000
DigitalGlobe, Inc. 5.25% 2/1/21	5,920,000	5,772,000
FairPoint Communications, Inc. 8.75% 8/15/19 (d)	2,410,000	2,608,825
Intelsat Jackson Holdings SA 7.25% 4/1/19	2,505,000	2,683,481
Level 3 Financing, Inc. 3.8459% 1/15/18 (d)(g)	3,130,000	3,176,950
MasTec, Inc. 4.875% 3/15/23	1,680,000	1,621,200
Sprint Capital Corp.:
6.875% 11/15/28	730,000	720,875
8.75% 3/15/32	2,110,000	2,360,563
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	3,040,000	3,203,400
6.464% 4/28/19	3,610,000	3,826,600
TW Telecom Holdings, Inc.:
5.375% 10/1/22	1,815,000	1,842,225
6.375% 9/1/23	845,000	899,925
Wind Acquisition Finance SA:
7.25% 2/15/18 (d)	2,126,000	2,237,615
7.375% 4/23/21 (d)	2,230,000	2,296,900
		66,663,044
Textiles & Apparel - 0.3%
The William Carter Co. 5.25% 8/15/21 (d)	2,220,000	2,297,700
TOTAL NONCONVERTIBLE BONDS (Cost $722,874,904)		751,604,255
Common Stocks - 0.0%
Shares
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (a)(d) (Cost $864,258)	1	92,272
Bank Loan Obligations - 10.0%
	Principal Amount	Value
Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (g)	$ 533,663	$ 533,663
Chrysler Group LLC:
term loan 3.25% 12/31/18 (g)	1,085,000	1,074,150
Tranche B, term loan 3.5% 5/24/17 (g)	359,077	358,628
		1,966,441
Broadcasting - 0.9%
Clear Channel Communications, Inc. Tranche D, term loan 6.9003% 1/30/19 (g)	5,025,000	4,981,031
Nielsen Finance LLC:
Tranche B 1LN, term loan 2.402% 5/30/17 (g)	1,410,000	1,410,000
Tranche B 2LN, term loan 3.152% 4/15/21 (g)	870,000	870,000
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (g)	543,638	540,240
		7,801,271
Building Materials - 0.5%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (g)	1,710,000	1,682,213
Tranche 2LN, term loan 7.75% 4/1/22 (g)	340,000	341,700
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (g)	1,122,145	1,120,798
Nortek, Inc. Tranche B, term loan 10/30/20 (h)	1,150,000	1,147,125
		4,291,836
Cable TV - 0.1%
Numericable LLC:
Tranche B 1LN, term loan 4/23/20 (h)	731,850	730,935
Tranche B 2LN, term loan 4/23/20 (h)	633,150	632,359
		1,363,294
Containers - 0.6%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
4% 12/17/19 (g)	290,000	288,550
4.25% 12/17/19 (g)	94,763	94,289
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (g)	880,000	873,400
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (g)	518,700	518,700
Signode Packaging Systems, Inc. Tranche B, term loan 4/8/21 (h)	3,485,000	3,476,288
		5,251,227
Bank Loan Obligations - continued
	Principal Amount	Value
Diversified Financial Services - 0.6%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (g)	$ 1,320,000	$ 1,320,000
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (g)	2,025,000	2,073,094
TransUnion LLC Tranche B, term loan 4% 4/9/21 (g)	2,270,000	2,258,650
		5,651,744
Electric Utilities - 0.1%
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (g)	730,000	729,124
Energy - 0.9%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (g)	2,100,000	2,076,375
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (g)	3,445,000	3,548,350
Tranche B 1LN, term loan 3.875% 9/30/18 (g)	343,587	342,728
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (g)	205,000	203,975
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (g)	2,079,788	2,056,390
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (g)	144,638	144,999
		8,372,817
Food/Beverage/Tobacco - 0.1%
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (g)	260,000	256,750
Tranche B 1LN, term loan 4.2531% 2/18/21 (g)	518,700	516,755
		773,505
Gaming - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (h)	330,000	329,175
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (g)	199,001	203,230
5.5% 11/21/19 (g)	85,286	87,099
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (g)	568,575	565,021
		1,184,525
Healthcare - 0.9%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (g)	598,500	599,996
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (g)	2,110,000	2,107,363
Grifols, S.A. Tranche B, term loan 3.1503% 2/27/21 (g)	3,470,000	3,461,325
Bank Loan Obligations - continued
	Principal Amount	Value
Healthcare - continued
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (g)	$ 1,164,318	$ 1,158,497
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (g)	120,000	120,600
Tranche B 1LN, term loan 4.25% 1/28/21 (g)	205,000	202,950
		7,650,731
Hotels - 0.1%
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (g)	645,000	641,775
Insurance - 0.4%
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (g)	2,410,393	2,416,419
Tranche B 1LN, term loan 4.5% 11/30/19 (g)	867,541	863,203
		3,279,622
Leisure - 0.1%
Equinox Holdings, Inc. Tranche B 1LN, term loan 4.25% 2/1/20 (g)	638,313	635,122
Metals/Mining - 0.4%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (g)	1,397,975	1,389,238
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (g)	1,830,800	1,830,800
		3,220,038
Publishing/Printing - 0.5%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (g)	3,987,750	4,037,597
Restaurants - 0.6%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (g)	5,050,000	5,005,813
Services - 0.8%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (g)	415,000	409,813
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (g)	2,577,095	2,577,095
Garda World Security Corp.:
term loan 4% 11/8/20 (g)	2,288,755	2,283,033
Tranche DD, term loan 4% 11/8/20 (g)	585,495	584,032
Bank Loan Obligations - continued
	Principal Amount	Value
Services - continued
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (g)	$ 895,000	$ 881,575
Orbitz Worldwide, Inc. Tranche C, term loan 4.5% 4/15/21 (g)	435,000	435,544
		7,171,092
Shipping - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (g)	678,300	683,387
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (g)	560,000	562,800
Tranche B 1LN, term loan 4.5% 4/9/21 (g)	1,005,000	1,003,744
		1,566,544
Technology - 1.4%
Avago Technologies, Inc. Tranche B, term loan 4/16/21 (h)	1,980,000	1,989,900
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (g)	2,085,000	2,074,575
First Data Corp. term loan 4.1523% 3/24/18 (g)	1,110,000	1,104,450
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (g)	1,725,675	1,723,518
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (g)	483,788	480,788
NXP BV Tranche D, term loan 3.75% 1/11/20 (g)	2,079,550	2,063,953
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (g)	2,565,000	2,561,794
		11,998,978
Telecommunications - 0.4%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (g)	3,621,662	3,617,135
TOTAL BANK LOAN OBLIGATIONS (Cost $86,514,431)		86,893,618
Preferred Securities - 0.7%

Banks & Thrifts - 0.7%
Barclays Bank PLC 7.625% 11/21/22	4,405,000	5,151,812
Barclays PLC 8.25% (e)(g)	910,000	978,670
TOTAL PREFERRED SECURITIES (Cost $5,371,020)		6,130,482
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $33,915,039)	33,915,039	$ 33,915,039
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $849,539,652)		878,635,666
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(9,948,888)
NET ASSETS - 100%		$ 868,686,778
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $356,108,410 or 41.0% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,946
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 92,272	$ -	$ -	$ 92,272
Corporate Bonds	751,604,255	-	751,604,255	-
Bank Loan Obligations	86,893,618	-	86,893,618	-
Preferred Securities	6,130,482	-	6,130,482	-
Money Market Funds	33,915,039	33,915,039	-	-
Total Investments in Securities:	$ 878,635,666	$ 33,915,039	$ 844,628,355	$ 92,272
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.2%
Luxembourg	5.7%
Canada	3.0%
Bermuda	2.7%
Netherlands	2.0%
Cayman Islands	1.4%
Austria	1.3%
Marshall Islands	1.2%
United Kingdom	1.2%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $815,624,613)	$ 844,720,627
Fidelity Central Funds (cost $33,915,039)	33,915,039
Total Investments (cost $849,539,652)		$ 878,635,666
Cash		2,847,823
Receivable for investments sold		6,010,553
Receivable for fund shares sold		516,522
Interest receivable		12,576,637
Distributions receivable from Fidelity Central Funds		2,603
Prepaid expenses		592
Receivable from investment adviser for expense reductions		10,268
Total assets		900,600,664

Liabilities
Payable for investments purchased Regular delivery	$ 22,021,850
Delayed delivery	6,908,119
Payable for fund shares redeemed	1,541,217
Distributions payable	643,270
Accrued management fee	405,026
Distribution and service plan fees payable	187,341
Other affiliated payables	170,637
Other payables and accrued expenses	36,426
Total liabilities		31,913,886

Net Assets		$ 868,686,778
Net Assets consist of:
Paid in capital		$ 828,078,784
Undistributed net investment income		11,761,583
Accumulated undistributed net realized gain (loss) on investments		(249,603)
Net unrealized appreciation (depreciation) on investments		29,096,014
Net Assets		$ 868,686,778

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($272,573,472 ÷ 32,105,806 shares)	$ 8.49

Maximum offering price per share (100/96.00 of $8.49)	$ 8.84
Class T: Net Asset Value and redemption price per share ($90,607,252 ÷ 10,693,179 shares)	$ 8.47

Maximum offering price per share (100/96.00 of $8.47)	$ 8.82
Class B: Net Asset Value and offering price per share ($11,219,938 ÷ 1,325,680 shares)A	$ 8.46

Class C: Net Asset Value and offering price per share ($123,998,538 ÷ 14,647,538 shares)A	$ 8.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($370,287,578 ÷ 43,537,860 shares)	$ 8.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 112,625
Interest		26,243,544
Income from Fidelity Central Funds		11,946
Total income		26,368,115

Expenses
Management fee	$ 2,403,952
Transfer agent fees	866,895
Distribution and service plan fees	1,124,696
Accounting fees and expenses	157,368
Custodian fees and expenses	9,332
Independent trustees' compensation	1,687
Registration fees	42,379
Audit	34,777
Legal	3,361
Miscellaneous	3,436
Total expenses before reductions	4,647,883
Expense reductions	(51,644)	4,596,239
Net investment income (loss)		21,771,876
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,582,961
Change in net unrealized appreciation (depreciation) on investment securities		(327,577)
Net gain (loss)		10,255,384
Net increase (decrease) in net assets resulting from operations		$ 32,027,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,771,876	$ 50,536,768
Net realized gain (loss)	10,582,961	36,587,680
Change in net unrealized appreciation (depreciation)	(327,577)	(24,249,415)
Net increase (decrease) in net assets resulting from operations	32,027,260	62,875,033
Distributions to shareholders from net investment income	(21,668,494)	(48,912,015)
Distributions to shareholders from net realized gain	(37,717,722)	(10,710,125)
Total distributions	(59,386,216)	(59,622,140)
Share transactions - net increase (decrease)	25,986,628	(160,938,070)
Redemption fees	22,658	74,188
Total increase (decrease) in net assets	(1,349,670)	(157,610,989)

Net Assets
Beginning of period	870,036,448	1,027,647,437
End of period (including undistributed net investment income of $11,761,583 and undistributed net investment income of $11,658,201, respectively)	$ 868,686,778	$ 870,036,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.73	$ 8.38	$ 8.59	$ 7.87	$ 6.48
Income from Investment Operations
Net investment income (loss) E	.218	.473	.539	.581	.637	.625
Net realized and unrealized gain (loss)	.105	.117	.411	(.204)	.673	1.318
Total from investment operations	.323	.590	.950	.377	1.310	1.943
Distributions from net investment income	(.217)	(.457)	(.551)	(.589)	(.591)	(.556)
Distributions from net realized gain	(.386)	(.094)	(.050)	-	-	-
Total distributions	(.603)	(.551)	(.601)	(.589)	(.591)	(.556)
Redemption fees added to paid in capital E	- H	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.49	$ 8.77	$ 8.73	$ 8.38	$ 8.59	$ 7.87
Total Return B, C, D	3.89%	6.99%	11.84%	4.53%	17.33%	31.69%
Ratios to Average Net Assets F, I
Expenses before reductions	1.04% A	1.03%	1.03%	1.04%	1.06%	1.09%
Expenses net of fee waivers, if any	1.04% A	1.03%	1.03%	1.04%	1.06%	1.09%
Expenses net of all reductions	1.04% A	1.03%	1.03%	1.04%	1.06%	1.08%
Net investment income (loss)	5.18% A	5.40%	6.35%	6.82%	7.81%	8.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 272,573	$ 280,769	$ 331,436	$ 264,110	$ 278,577	$ 282,936
Portfolio turnover rate G	84% A	76%	48%	75%	79%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than $.001 per share. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 8.72	$ 8.37	$ 8.57	$ 7.86	$ 6.48
Income from Investment Operations
Net investment income (loss) E	.217	.469	.536	.578	.633	.622
Net realized and unrealized gain (loss)	.095	.119	.411	(.193)	.665	1.310
Total from investment operations	.312	.588	.947	.385	1.298	1.932
Distributions from net investment income	(.216)	(.455)	(.548)	(.587)	(.589)	(.555)
Distributions from net realized gain	(.386)	(.094)	(.050)	-	-	-
Total distributions	(.602)	(.549)	(.598)	(.587)	(.589)	(.555)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.47	$ 8.76	$ 8.72	$ 8.37	$ 8.57	$ 7.86
Total Return B, C, D	3.76%	6.97%	11.83%	4.63%	17.17%	31.52%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.05%	1.06%	1.07%	1.11%	1.16%
Expenses net of fee waivers, if any	1.06% A	1.05%	1.06%	1.07%	1.10%	1.10%
Expenses net of all reductions	1.06% A	1.05%	1.06%	1.07%	1.10%	1.10%
Net investment income (loss)	5.15% A	5.38%	6.32%	6.79%	7.78%	8.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,607	$ 90,901	$ 105,518	$ 92,746	$ 119,576	$ 111,601
Portfolio turnover rate G	84% A	76%	48%	75%	79%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.71	$ 8.36	$ 8.57	$ 7.85	$ 6.47
Income from Investment Operations
Net investment income (loss) E	.188	.408	.477	.521	.579	.571
Net realized and unrealized gain (loss)	.095	.119	.412	(.204)	.676	1.317
Total from investment operations	.283	.527	.889	.317	1.255	1.888
Distributions from net investment income	(.187)	(.394)	(.490)	(.529)	(.536)	(.511)
Distributions from net realized gain	(.386)	(.094)	(.050)	-	-	-
Total distributions	(.573)	(.488)	(.540)	(.529)	(.536)	(.511)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.46	$ 8.75	$ 8.71	$ 8.36	$ 8.57	$ 7.85
Total Return B, C, D	3.41%	6.24%	11.08%	3.81%	16.58%	30.73%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.75%	1.76%	1.77%	1.80%	1.81%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	4.46% A	4.68%	5.64%	6.11%	7.13%	8.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,220	$ 13,176	$ 17,309	$ 19,647	$ 29,065	$ 32,894
Portfolio turnover rate G	84% A	76%	48%	75%	79%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.71	$ 8.36	$ 8.57	$ 7.85	$ 6.47
Income from Investment Operations
Net investment income (loss) E	.185	.405	.474	.516	.575	.572
Net realized and unrealized gain (loss)	.106	.119	.412	(.202)	.675	1.309
Total from investment operations	.291	.524	.886	.314	1.250	1.881
Distributions from net investment income	(.185)	(.391)	(.487)	(.526)	(.531)	(.504)
Distributions from net realized gain	(.386)	(.094)	(.050)	-	-	-
Total distributions	(.571)	(.485)	(.537)	(.526)	(.531)	(.504)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.47	$ 8.75	$ 8.71	$ 8.36	$ 8.57	$ 7.85
Total Return B, C, D	3.50%	6.20%	11.03%	3.77%	16.51%	30.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.79%	1.79%	1.79%	1.81%	1.85%
Expenses net of fee waivers, if any	1.81% A	1.79%	1.79%	1.79%	1.81%	1.85%
Expenses net of all reductions	1.81% A	1.79%	1.79%	1.79%	1.81%	1.85%
Net investment income (loss)	4.40% A	4.64%	5.60%	6.08%	7.07%	8.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,999	$ 126,952	$ 149,591	$ 120,710	$ 121,796	$ 98,361
Portfolio turnover rate G	84% A	76%	48%	75%	79%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 8.75	$ 8.40	$ 8.60	$ 7.88	$ 6.49
Income from Investment Operations
Net investment income (loss) D	.226	.489	.556	.598	.655	.637
Net realized and unrealized gain (loss)	.095	.116	.409	(.195)	.673	1.323
Total from investment operations	.321	.605	.965	.403	1.328	1.960
Distributions from net investment income	(.225)	(.472)	(.566)	(.605)	(.609)	(.573)
Distributions from net realized gain	(.386)	(.094)	(.050)	-	-	-
Total distributions	(.611)	(.566)	(.616)	(.605)	(.609)	(.573)
Redemption fees added to paid in capital D	- H	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.50	$ 8.79	$ 8.75	$ 8.40	$ 8.60	$ 7.88
Total Return B, C	3.85%	7.16%	12.02%	4.85%	17.55%	31.95%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	.87%	.88%	.88%	.89%	.90%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.85%	.85%
Net investment income (loss)	5.36% A	5.58%	6.54%	7.01%	8.03%	9.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,288	$ 358,238	$ 423,792	$ 311,790	$ 329,601	$ 251,945
Portfolio turnover rate F	84% A	76%	48%	75%	79%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,029,045
Gross unrealized depreciation	(4,025,334)
Net unrealized appreciation (depreciation) on securities and other investments	$ 30,003,711

Tax cost	$ 848,631,955

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3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $346,879,817 and $348,595,922, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 337,832	$ 9,732
Class T	-%	.25%	112,705	1,471
Class B	.65%	.25%	54,770	39,771
Class C	.75%	.25%	619,389	71,525
			$ 1,124,696	$ 122,499

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,788
Class T	261
Class B*	7,442
Class C*	4,113
$ 26,604

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 214,290.16
Class T	81,268.18
Class B	13,118.22
Class C	106,720.17
Institutional Class	451,499.25
	$ 866,895

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $795 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.75%	$ 56
Institutional Class	.85%	51,311
		$ 51,367

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $277.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 6,902,033	$ 16,314,142
Class T	2,297,438	5,161,023
Class B	269,749	691,999
Class C	2,701,722	6,288,608
Institutional Class	9,497,552	20,456,243
Total	$ 21,668,494	$ 48,912,015
From net realized gain
Class A	$ 11,887,120	$ 3,483,705
Class T	3,964,314	1,140,878
Class B	562,903	184,860
Class C	5,549,372	1,602,754
Institutional Class	15,754,013	4,297,928
Total	$ 37,717,722	$ 10,710,125

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	4,151,143	7,091,246	$ 35,292,055	$ 62,129,968
Reinvestment of distributions	1,850,862	1,758,588	15,577,430	15,357,657
Shares redeemed	(5,899,900)	(14,804,694)	(50,433,084)	(129,032,339)
Net increase (decrease)	102,105	(5,954,860)	$ 436,401	$ (51,544,714)
Class T
Shares sold	713,041	1,497,548	$ 6,034,919	$ 13,070,279
Reinvestment of distributions	657,326	583,493	5,521,348	5,087,202
Shares redeemed	(1,056,909)	(3,805,963)	(8,976,036)	(33,189,003)
Net increase (decrease)	313,458	(1,724,922)	$ 2,580,231	$ (15,031,522)
Class B
Shares sold	56,043	88,671	$ 473,659	$ 772,890
Reinvestment of distributions	78,236	75,832	656,356	660,444
Shares redeemed	(314,767)	(645,956)	(2,667,805)	(5,631,561)
Net increase (decrease)	(180,488)	(481,453)	$ (1,537,790)	$ (4,198,227)
Class C
Shares sold	1,224,396	2,788,587	$ 10,364,687	$ 24,348,512
Reinvestment of distributions	813,312	705,870	6,823,779	6,148,005
Shares redeemed	(1,899,225)	(6,159,803)	(16,087,647)	(53,679,905)
Net increase (decrease)	138,483	(2,665,346)	$ 1,100,819	$ (23,183,388)
Institutional Class
Shares sold	6,743,209	7,283,471	$ 57,690,993	$ 63,781,595
Reinvestment of distributions	2,652,624	2,604,592	22,374,657	22,781,805
Shares redeemed	(6,621,424)	(17,581,432)	(56,658,683)	(153,543,619)
Net increase (decrease)	2,774,409	(7,693,369)	$ 23,406,967	$ (66,980,219)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AHI-USAN-0614
1.784884.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 25, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 25, 2014